As filed with the Securities and Exchange Commission on June 4, 2026

Securities Act Registration No. 333-291534

Investment Company Act Reg. No. 811-24137

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☐
Post-Effective Amendment No. _	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1	☐

(Check appropriate box or boxes.)

The Bergstrom Financial Group Trust

(Exact Name of Registrant as Specified in Charter)

1300 Godward Street NE

Suite 5500

Minneapolis, MN 55413

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (651) 379-3931

Capitol Services, Inc.

108 Lakeland Ave.

Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies To:

Bo James Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion

June 4, 2026

The information in this Prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities. It is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

BlockBridge Market Cap Weighted Strategy ETF	BOO
BlockBridge Bitcoin and Large Cap 50/50 Strategy ETF	BTSP
BlockBridge Bitcoin and Information Technology 50/50 Strategy ETF	BTIT
BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF	BTMM
BlockBridge Bitcoin and Gold 50/50 Strategy ETF	BTAU
BlockBridge Bitcoin and Magnificent Stocks 50/50 Strategy ETF	BTMS

Prospectus August __, 2026

The shares of each Fund are not individually redeemable by the Fund but are traded on the NASDAQ in individual share lots.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in the Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, and you may lose money in the Fund.

TABLE OF CONTENTS

About this Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

1

BlockBridge Market Cap Weighted Strategy ETF

INVESTMENT OBJECTIVE

The BlockBridge Market Cap Weighted Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of the largest publicly traded U.S. equities and digital assets by investing its assets in equity securities and exchange-traded products comprising the BlockBridge 500TM Index (the “BB 500 Index” or “Index”), a market capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, ranked by market capitalization.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.__]%
Total Annual Fund Operating Expenses	0.__%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

BlockBridge Market Cap Index Exposure

Under normal market conditions, the Fund invests its assets in equity securities of companies and exchange-traded products (“ETPs”) included in the BB 500 Index, an index designed to measure the combined performance of the largest publicly traded U.S. equities and select digital assets, ranked by market capitalization.

The BB 500 Index is a market-capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, ranked by market cap. The Index is maintained by BB Index Solutions LLC (the “Index Provider”). The Index is designed to measure the performance of the largest publicly traded equities and digital assets in the U.S. market. The Index includes equity securities of companies across all major sectors of the U.S. economy, including technology, healthcare, financials, energy, consumer goods, industrials, and utilities, as well as direct blockchain-based digital assets (such as Bitcoin and Ethereum), and equity securities of publicly traded companies that hold significant digital assets on their balance sheets (“Bitcoin Treasury Companies”). As of [date], the following digital assets are included in the Index.

●	Bitcoin (BTC), representing about __% of the Index;

●	Ethereum (ETH), representing about __% of the Index;

●	XRP, representing about __ % of the Index;

●	Solana (SOL), representing about __ % of the Index.

The Fund does not invest directly in digital assets. The Investment Company Act of 1940 (the “1940 Act”) requires registered investment companies to invest primarily in securities, and cryptocurrencies are classified as commodities rather than securities under applicable federal law. Accordingly, for BB 500 Index constituents that are digital assets, the Fund gains exposure indirectly by investing in U.S.-listed ETPs, including exchange-traded funds (“ETFs”) registered under the Securities Act of 1933 (the “Securities Act”), that hold the relevant digital asset directly or through other permissible structures. Shares of such ETPs constitute securities under federal securities laws and are eligible investments for a registered investment company. The Fund will seek to select ETPs with low expense ratios to minimize the impact of the layered fee structure inherent in this approach.

Index Replication Strategy

The Fund employs a “representative sampling” strategy, meaning it invests in equity securities and Underlying Funds (as defined below) that provide exposure to a sample of the BB 500 Index constituents whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. For equity constituents, the Fund generally holds the securities directly in approximately the same proportion as their weighting in the BB 500 Index. For digital asset constituents, the Fund invests in U.S.-listed ETPs that provide exposure to those assets, as described above. Because U.S.-listed ETPs are not yet available for every digital asset constituent of the Index, the Fund may over-weight its exposure to constituents for which liquid U.S. products exist and temporarily under-weight or exclude constituents for which no suitable U.S.-listed product is available. The Fund may also employ a full replication strategy for equity constituents where complete coverage exists.

The Fund may also:

●	Sell securities represented in the BB 500 Index in anticipation of their removal from the Index.

●	Purchase securities not yet represented in the BB 500 Index in anticipation of their addition to the Index.

●	Invest in shares of other investment companies, such as ETFs that track a broad segment of the BB 500 Index, as an efficient means of implementing its investment strategy or managing uninvested cash.

Rebalancing

The Adviser will rebalance the Fund’s portfolio quarterly, in connection with the reconstitution of the BB 500 Index, to reflect changes in Index constituents and weightings. The Adviser may also rebalance between scheduled quarterly dates when a constituent’s weighting deviates materially from its target Index weighting due to price movements. Rebalancing activities will incur transaction costs borne by the Fund and may result in taxable gains to shareholders holding Fund shares in taxable accounts.

The BB 500 Index methodology was developed by the Index Provider, an affiliate of the Fund. The Index Provider is under common control with the Adviser and is an affiliated person of the Trust and the Adviser within the meaning of Section 2(a)(3) of the 1940 Act. This affiliation gives rise to certain conflicts of interest, which, together with the related conflict-mitigation measures, are described under “The Index Provider” in the SAI.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Equity Risks

Equity Risk. The value of equity securities may decline due to general market conditions unrelated to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, fluctuations in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may lag behind those from the overall stock market. Large-cap stocks tend to experience cycles of outperforming or underperforming other segments of the stock market or the market as a whole. These periods have, in the past, lasted several years.

Large-Cap Company Risk. The Fund primarily invests in large-capitalization companies included in the BB 500 Index. Large-cap companies may struggle to respond quickly to new competitive challenges or achieve the high growth rates of successful smaller companies. Large-cap stocks as an asset class may underperform other segments of the equity market or the equity market as a whole. During periods when smaller-cap stocks are outperforming, the Fund’s large-cap focus may result in underperformance relative to the broader equity market.

Index Tracking Risk. The Fund seeks to replicate the performance of the BB 500 Index for its equity allocation; however, the Fund’s returns may not match the index returns for various reasons. Transaction costs, rebalancing activities, Fund expenses, timing differences, and the Fund’s inability to hold all index securities in exact proportions may cause the Fund to underperform the BB 500 Index. The Fund may also underperform the index if it is required to sell securities at inopportune times to meet redemptions or to maintain its desired allocation.

Concentration Policy. The Fund has not adopted a policy to concentrate its investments in any particular industry or group of industries. The BB 500 Index is a broadly diversified index that includes companies across all major sectors of the U.S. economy and is not concentrated in any industry or group of industries. The Fund’s equity allocation, which tracks the BB 500 Index, is therefore not expected to be concentrated in any particular industry or group of industries.

Cryptocurrency Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited operating history. The value of Bitcoin may decline due to various factors including changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Bitcoin mining currently requires large amounts of electrical power, and regulatory or public sentiment changes regarding environmental impact could impair Bitcoin’s adoption and price. The open-source nature of Bitcoin’s protocol means any developer can propose changes; if a proposed modification fails to achieve sufficient consensus, a “hard fork” could create two competing versions of the Bitcoin network, adversely affecting its price and utility.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been extremely volatile and may experience sudden and significant declines without warning. Because the Fund invests substantially all of its assets in instruments providing exposure to cryptocurrencies, the Fund’s performance will be entirely determined by cryptocurrency price movements. The value of an investment in the Fund could decline significantly, rapidly, and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment, you should not invest in the Fund.

Cryptocurrency Regulatory Risk. The regulatory status of cryptocurrencies and digital asset trading venues continues to evolve rapidly at the federal, state, and international levels. Federal agencies, including the Securities and Exchange Commission (“SEC”), the Commodity Futures Trading Commission (“CFTC”), the Financial Crimes Enforcement Network (“FinCEN”), and the Department of Justice (“DOJ”), have asserted regulatory jurisdiction over various aspects of the digital asset market. Future regulatory actions could restrict or prohibit the acquisition, ownership, or transfer of one or more Index constituents; require the removal of assets from the Index; or impair the ability of U.S.-listed ETPs in which the Fund invests to continue operating. International regulatory actions in major crypto markets could also significantly affect global cryptocurrency prices and liquidity.

Indirect Crypto Custody Risk. The Fund does not directly control the custody of any cryptocurrency. Custody is managed by the custodians of the Underlying Funds in which the Fund invests. The Fund has no direct contractual relationship with, nor the ability to monitor or influence, the custodians used by the Underlying Funds. If an Underlying Fund experiences a custody failure, theft, loss, or other compromise of its cryptocurrency holdings, the Fund will be adversely affected. Cryptocurrencies held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Underlying Fund Risks

Acquired Fund Fees and Expenses Risk. The Fund implements its investment strategy by investing in other ETPs and ETFs. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a layered fee structure. This will result in higher total expenses than if the Fund held cryptocurrencies directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Funds with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Premium/Discount and Tracking Risk. The Underlying Funds in which the Fund invests may trade at prices that differ from their net asset value, creating premiums or discounts. These deviations may be more pronounced during periods of market volatility or reduced liquidity. Additionally, Underlying Funds may not perfectly track the spot price of their respective cryptocurrencies due to management fees, valuation timing differences, and operational factors. The combined effect of premiums, discounts, and tracking error across multiple Underlying Funds could cause the Fund’s performance to deviate meaningfully from the performance of the underlying cryptocurrencies.

Lack of Direct Crypto Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin or any other cryptocurrency. The Fund holds shares of ETPs and ETFs, not cryptocurrencies themselves. Shareholders cannot withdraw or transfer cryptocurrencies from the Fund, cannot control any private keys, and have no rights with respect to the cryptocurrencies held by the Underlying Funds. This structure, while necessary for compliance with federal securities laws and tax regulations, means shareholders lack certain rights and flexibilities that would exist with direct cryptocurrency ownership.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is a passively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (“NAV”) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Passive Investment Risk. The Fund is passively managed and does not attempt to outperform the BB 500 Index or take defensive positions during market declines or periods of adverse conditions. The Adviser will not sell a security or Underlying Fund position due to current or projected underperformance of the corresponding Index constituent unless that constituent is removed from the Index or a sale is otherwise required in connection with the Index’s quarterly reconstitution. As a result, the Fund may hold declining or underperforming securities for extended periods without corrective action, and the Fund’s performance will reflect the performance of the Index, including during periods of broad market decline. Investors in the Fund forgo the potential benefits of active management, including the ability to reduce exposure to underperforming assets or shift allocations in response to market conditions.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a RIC, the Fund must satisfy, among other requirements, (i) an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources, (ii) an asset diversification test applied at the end of each quarter, and (iii) annual distribution requirements. The Fund’s investments in Bitcoin ETPs, other ETPs, and investment companies may raise interpretive questions under these tests. If the Fund fails to qualify as a RIC or to make sufficient distributions, the Fund would be subject to federal income tax at regular corporate rates on its taxable income (including net capital gains), distributions to shareholders generally would be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits, the Fund’s after-tax returns and net asset value would be reduced, and shareholders could realize adverse tax consequences, including the loss of the favorable tax treatment generally afforded to RIC distributions.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to effect some portion of redemptions in cash, rather than in-kind, due to the nature of its investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses that decrease the Fund’s NAV and may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by their broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares, which could cause a material deviation in the Fund’s market price from its NAV.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.blockbridgeinvestments.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Exchange is open for business, like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND LARGE CAP 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Large Cap 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. large-cap equity market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the BlockBridge 500TM Index (the “BB 500 Index” or the “Index”).

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.__]%
Total Annual Fund Operating Expenses	0.__%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin) and (ii) investments included in, or that provide investment exposure to, the BB 500 Index. This policy may be changed by the Board of Trustees upon at least 60 days’ prior written notice to shareholders.

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in exchange-traded products (“ETPs”) that are registered under the Securities Act of 1933 only (the “Securities Act”), ETFs that are registered under the Securities Act and the Investment Company Act of 1940 (the “1940 Act”), and Bitcoin-correlated equity securities. Bitcoin ETPs do not have the protections of the 1940 Act with respect to the Fund’s Bitcoin ETP investments. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. As part of its principal investment strategies, the Fund does not use derivatives, futures contracts, swap agreements, or Cayman Islands subsidiary structures. The Fund may, as a non-principal investment strategy, invest in Bitcoin futures contracts as described under “Other (Non-Principal) Investment Strategies and Related Risks” below. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin ETPs and ETFs – The Fund will invest in shares of investment vehicles that hold Bitcoin directly or through other structures. These Bitcoin ETPs and ETFs (together, the “Underlying Funds”) are securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin Underlying Funds, although this list may change over time as the Adviser identifies Bitcoin Underlying Funds that meet the Fund’s selection criteria:

Bitcoin ETP Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin Underlying Funds based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors. The Adviser has discretion to adjust Bitcoin Underlying Fund holdings and to add or remove Bitcoin Underlying Fund’s from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in its judgment, the risk/return profile of such investments is favorable relative to Bitcoin ETPs, ETFs, or index-tracking investments, and when such investments would provide complementary Bitcoin-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “Bitcoin-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of Bitcoin. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s Bitcoin holdings relative to its total assets, (ii) the percentage of the issuer’s revenue or earnings derived from Bitcoin-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of Bitcoin. An issuer is not considered Bitcoin-correlated for purposes of this strategy merely because it operates in the broader blockchain or digital asset industry. The Fund may invest in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Bitcoin treasury companies, which hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset. An example is MicroStrategy Incorporated (“MicroStrategy”), a business intelligence software company that holds a significant amount of Bitcoin on its balance sheet and files reports with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For purposes of this strategy, the Adviser considers an issuer to hold a “significant amount” of Bitcoin on its balance sheet if the fair market value of the issuer’s Bitcoin holdings represents at least 20% of the issuer’s total assets or at least 10% of the issuer’s total enterprise value, in each case determined at the time of the Fund’s investment. The Adviser retains discretion in applying these thresholds and may consider additional factors, including the issuer’s publicly stated treasury policy regarding Bitcoin.

○	Bitcoin mining companies, which derive revenue from validating Bitcoin transactions and earning newly issued Bitcoin as compensation.

○	Digital asset trading platforms, which operate marketplaces for buying, selling, and trading Bitcoin and other digital assets and derive significant revenue from trading activity in Bitcoin and other digital assets.

○	Blockchain infrastructure companies, which provide hardware, software, or network infrastructure used to support the Bitcoin blockchain, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Payment processors that facilitate the use of Bitcoin or other digital assets to effect payments and derive revenue from Bitcoin-related payment activity, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Digital asset custody providers, which offer institutional custody services for Bitcoin and other digital assets, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

The Fund purchases Bitcoin-correlated equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of Bitcoin treasury companies, in each case where the instrument satisfies the Fund’s Bitcoin-correlation criteria described above. The Fund does not anticipate investing in primary offerings of Bitcoin-correlated securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

BB 500 Index Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in equity securities of Underlying Funds that track the BB 500 Index or in equity securities of companies included in the BB 500 Index.

The BB 500 Index is a proprietary market capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, designed to measure the performance of the large-cap segment of the combined U.S. equity and digital asset markets. The Index is maintained by BB Index Solutions LLC (the “Index Provider”). Constituents are ranked by market capitalization and include common stocks of large-cap U.S. issuers as well as blockchain-native digital assets and publicly traded companies whose primary assets consist of digital assets (“Bitcoin Treasury Companies”). As of [date], large-cap equity securities represented approximately [ ]% of the Index by market capitalization, with cryptocurrency and Bitcoin Treasury Company constituents comprising the remainder.

The Fund attempts to replicate its Index allocation by holding each constituent in approximately the same proportion as its weighting in the Index, employing a “full replication” strategy under normal market conditions. The Fund may hold slightly more or fewer constituents than the Index due to corporate actions, rebalancing, or operational considerations.

The Fund may:

●	Sell securities represented in the Index in anticipation of their removal from the Index.

●	Purchase securities not yet represented in the Index in anticipation of their addition to the Index.

●	Invest in securities of other investment companies, such as ETFs that track the Index or its components, as an efficient means of implementing its investment strategy or managing uninvested cash.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% Index allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will generate transaction costs that are borne by the Fund and may result in taxable gains to shareholders holding Fund shares in taxable accounts.

The BB 500 Index methodology was developed by the Index Provider, an affiliate of the Fund. The Index Provider is under common control with the Adviser and is an affiliated person of the Trust and the Adviser within the meaning of Section 2(a)(3) of the 1940 Act. This affiliation gives rise to certain conflicts of interest, which, together with the related conflict-mitigation measures, are described under “The Index Provider” in the SAI.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Underlying Funds, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Digital Asset Trading Platform Risk. The Fund’s Bitcoin-related investments depend in significant part on digital asset trading platforms (sometimes referred to as cryptocurrency trading platforms), which are venues at which Bitcoin and other digital assets are bought, sold, and traded. Digital asset trading platforms operate in a fragmented market that lacks the uniform federal regulatory oversight that applies to national securities exchanges registered under the Exchange Act. In the United States, digital asset trading platforms are generally subject to inconsistent state-level regulation, including state money transmitter regimes; platforms based outside the United States are subject to varying foreign regulatory regimes, many of which are still evolving. As a result, these platforms face heightened operational risks, including the potential for service disruptions, cybersecurity incidents, custodial failures, market manipulation, and insolvency. Digital asset trading platforms have been, and may in the future be, the subject of regulatory enforcement actions, fraud investigations, or civil or criminal proceedings that could disrupt their operations, cause Bitcoin prices to decline, or reduce the liquidity or reliability of Bitcoin markets more generally. Any such disruption could adversely affect the value of the Fund’s Bitcoin-related investments and the Fund’s ability to achieve its investment objective.

Bitcoin ETP Risk. The Fund invests a substantial portion of its Bitcoin exposure in Bitcoin ETPs that hold Bitcoin directly. Unlike ETFs that are registered under the 1940 Act, Bitcoin ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Bitcoin ETPs, including protections regarding asset diversification, leverage limits, asset custody, affiliated transactions, and independent board oversight. Investments in Bitcoin ETPs are subject to additional risks, including: (i) the risk that Bitcoin ETP shares may trade at a premium or discount to the net asset value of the underlying Bitcoin held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Bitcoin ETP’s custodial arrangements for Bitcoin, including the potential failure, insolvency, cyber-attack, or private-key loss of the ETP’s custodian, which could result in loss of some or all of the Bitcoin held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Bitcoin ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Bitcoin ETPs; and (iv) the risk that the Bitcoin ETP may fail to track the price of Bitcoin accurately due to fees and expenses, operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Bitcoin ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in Underlying Funds. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Funds with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Underlying Fund Selection and Significant Exposure. The Adviser has discretion to select which Underlying Funds the Fund holds and may invest a significant portion of the Fund’s Bitcoin exposure in a single Underlying Fund or a small number of Underlying Funds. Significant exposure to one or a few Underlying Funds exposes the Fund to issuer-specific risks related to those particular Underlying Funds, including: operational failures or inefficiencies; closure or liquidation of the Underlying Fund; regulatory actions against the Underlying Fund or its sponsor; custody failures; changes to the Underlying Fund’s structure or fees; and poor management decisions. If an Underlying Fund in which the Fund has substantial exposure experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Funds in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Funds and their custodians. The Fund has no direct contractual relationship with, nor can it monitor or influence, the Bitcoin custodians used by the Underlying Funds. If an Underlying Fund experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Underlying Funds and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Funds. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Funds, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, digital asset trading platforms, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the Bitcoin price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Risks

Equity Risk. The value of equity securities may decline due to general market conditions unrelated to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, fluctuations in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may lag behind those from the overall stock market. Large-cap stocks tend to experience cycles of outperforming or underperforming other segments of the stock market or the market as a whole. These periods have, in the past, lasted several years.

Large-Cap Company Risk. The Fund primarily invests in large-capitalization companies included in the BB 500 Index. Large-cap companies may struggle to respond quickly to new competitive challenges or achieve the high growth rates of successful smaller companies. Large-cap stocks as an asset class may underperform other segments of the equity market or the equity market as a whole. During periods when smaller-cap stocks are outperforming, the Fund’s large-cap focus may result in underperformance relative to the broader equity market.

Index Tracking Risk. The Fund seeks to replicate the performance of the BB 500 Index for its equity allocation; however, the Fund’s returns may not match the index returns for various reasons. Transaction costs, rebalancing activities, Fund expenses, timing differences, and the Fund’s inability to hold all index securities in exact proportions may cause the Fund to underperform the BB 500 Index. The Fund may also underperform the index if it is required to sell securities at inopportune times to meet redemptions or to maintain its desired allocation.

Concentration Policy. The Fund has not adopted a policy to concentrate its investments in any particular industry or group of industries. The BB 500 Index is a broadly diversified index that includes companies across all major sectors of the U.S. economy and is not concentrated in any industry or group of industries. The Fund’s equity allocation, which tracks the BB 500 Index, is therefore not expected to be concentrated in any particular industry or group of industries.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (“NAV”) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund will be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the BB 500 Index, the Fund’s Bitcoin allocation may involve substantial investment in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% BB 500 target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Underlying Funds to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Underlying Funds may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Underlying Fund selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a RIC, the Fund must satisfy, among other requirements, (i) an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources, (ii) an asset diversification test applied at the end of each quarter, and (iii) annual distribution requirements. The Fund’s investments in Bitcoin ETPs, other ETPs, and investment companies may raise interpretive questions under these tests. If the Fund fails to qualify as a RIC or to make sufficient distributions, the Fund would be subject to federal income tax at regular corporate rates on its taxable income (including net capital gains), distributions to shareholders generally would be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits, the Fund’s after-tax returns and net asset value would be reduced, and shareholders could realize adverse tax consequences, including the loss of the favorable tax treatment generally afforded to RIC distributions.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to effect some portion of redemptions in cash, rather than in-kind, due to the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.blockbridgeinvestments.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Exchange is open for business, like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND INFORMATION TECHNOLOGY 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Information Technology 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and information technology securities by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in equity securities of companies in the information technology sector.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.__]%
Total Annual Fund Operating Expenses	0.__%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Since the Fund is newly organized, portfolio turnover information is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin and (ii) equity securities of companies in the information technology sector, as well as in instruments that provide investment exposure to such securities. For purposes of this policy, the Adviser considers a company to be in the information technology sector if (a) it is classified in the Information Technology sector under the Global Industry Classification Standard (GICS) or a comparable sector-classification system, or (b) at least 50% of the company’s revenues, profits, or assets are derived from, or attributable to, the design, development, manufacture, sale, licensing, or servicing of information technology products or services, including software, internet services and infrastructure, semiconductors and semiconductor equipment, IT services, communications equipment, electronic equipment, computer hardware, and related technology products and services. This policy may be changed by the Board of Trustees upon at least 60 days’ prior written notice to shareholders.

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in exchange-traded products (“ETPs”) that are registered under the Securities Act of 1933 only (the “Securities Act”), ETFs that are registered under the Securities Act and the Investment Company Act of 1940 (the “1940 Act”), and Bitcoin-correlated equity securities. Bitcoin ETPs do not have the protections of the 1940 Act with respect to the Fund’s Bitcoin ETP investments. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. As part of its principal investment strategies, the Fund does not use derivatives, futures contracts, swap agreements, or Cayman Islands subsidiary structures. The Fund may, as a non-principal investment strategy, invest in Bitcoin futures contracts as described under “Other (Non-Principal) Investment Strategies and Related Risks” below. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin ETPs and ETFs – The Fund will invest in shares of investment vehicles that hold Bitcoin directly or through other structures. These Bitcoin ETPs and ETFs (together, the “Underlying Funds”) are securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin Underlying Funds, although this list may change over time as the Adviser identifies Underlying Funds that meet the Fund’s selection criteria:

Bitcoin ETP Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin Underlying Funds based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors. The Adviser has discretion to adjust Bitcoin Underlying Fund holdings and to add or remove Underlying Funds from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Underlying Funds or index-tracking investments, and when such investments would provide complementary Bitcoin-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “Bitcoin-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of Bitcoin. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s Bitcoin holdings relative to its total assets, (ii) the percentage of the issuer’s revenue or earnings derived from Bitcoin-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of Bitcoin. An issuer is not considered Bitcoin-correlated for purposes of this strategy merely because it operates in the broader blockchain or digital asset industry. The Fund may invest in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Bitcoin treasury companies, which hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset. An example is MicroStrategy Incorporated (“MicroStrategy”), a business intelligence software company that holds a significant amount of Bitcoin on its balance sheet and files reports with the Securities and Exchange Commission (the “SEC”) pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For purposes of this strategy, the Adviser considers an issuer to hold a “significant amount” of Bitcoin on its balance sheet if the fair market value of the issuer’s Bitcoin holdings represents at least 20% of the issuer’s total assets or at least 10% of the issuer’s total enterprise value, in each case determined at the time of the Fund’s investment. The Adviser retains discretion in applying these thresholds and may consider additional factors, including the issuer’s publicly stated treasury policy regarding Bitcoin.

○	Bitcoin mining companies, which derive revenue from validating Bitcoin transactions and earning newly issued Bitcoin as compensation.

○	Digital asset trading platforms, which operate marketplaces for buying, selling, and trading Bitcoin and other digital assets and derive significant revenue from trading activity in Bitcoin and other digital assets.

○	Blockchain infrastructure companies, which provide hardware, software, or network infrastructure used to support the Bitcoin blockchain, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Payment processors that facilitate the use of Bitcoin or other digital assets to effect payments and derive revenue from Bitcoin-related payment activity, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Digital asset custody providers, which offer institutional custody services for Bitcoin and other digital assets, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

The Fund purchases Bitcoin-correlated equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of Bitcoin treasury companies, in each case where the instrument satisfies the Fund’s Bitcoin-correlation criteria described above. The Fund does not anticipate investing in primary offerings of Bitcoin-correlated securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

Information Technology Sector Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in equity securities of companies in the information technology sector, as well as in instruments that provide investment exposure to such securities. The Adviser considers a company to be in the information technology sector if (a) it is classified in the Information Technology sector under the Global Industry Classification Standard (GICS) or a comparable sector-classification system, or (b) at least 50% of the company’s revenues, profits, or assets are derived from, or attributable to, the design, development, manufacture, sale, licensing, or servicing of information technology products or services.

The information technology sector includes, among other industries, software (including system software and application software), internet services and infrastructure, semiconductors and semiconductor equipment, IT services (including data processing and outsourced services and consulting), communications equipment, electronic equipment and instruments, technology hardware, storage and peripherals, and electronic manufacturing services. Companies in these industries derive revenue from products and services such as enterprise and consumer software, cloud computing infrastructure and platforms, cybersecurity solutions, semiconductor design and manufacturing, networking and communications hardware, and IT consulting and managed services.

The Fund may invest in IT-sector companies across the market capitalization spectrum, with an emphasis on large-capitalization issuers for liquidity and stability. The Fund may also gain exposure to the IT sector through shares of exchange-traded funds or other registered investment companies that invest primarily in IT-sector companies, including funds that track information-technology-focused indices.

In selecting individual IT-sector equity securities, the Adviser considers factors including the issuer’s market position within its industry, the durability of its competitive advantages (including intellectual property, network effects, and scale), revenue and earnings growth, profitability and cash flow generation, balance sheet strength, capital allocation discipline, and valuation relative to growth prospects. The Adviser may adjust the Fund’s IT-sector allocation among sub-industries and individual issuers based on market conditions, relative valuations, and the Adviser’s risk and return assessments.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% information technology sector allocation under normal market conditions. Both Bitcoin and information technology sector equities can be volatile, necessitating periodic rebalancing. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will incur transaction costs that the Fund will bear.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance; however, this assessment may change over time as the Fund’s portfolio evolves or in response to market or economic environment changes, among other factors. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Underlying Funds, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Digital Asset Trading Platform Risk. The Fund’s Bitcoin-related investments depend in significant part on digital asset trading platforms (sometimes referred to as cryptocurrency trading platforms), which are venues at which Bitcoin and other digital assets are bought, sold, and traded. Digital asset trading platforms operate in a fragmented market that lacks the uniform federal regulatory oversight that applies to national securities exchanges registered under the Exchange Act. In the United States, digital asset trading platforms are generally subject to inconsistent state-level regulation, including state money transmitter regimes; platforms based outside the United States are subject to varying foreign regulatory regimes, many of which are still evolving. As a result, these platforms face heightened operational risks, including the potential for service disruptions, cybersecurity incidents, custodial failures, market manipulation, and insolvency. Digital asset trading platforms have been, and may in the future be, the subject of regulatory enforcement actions, fraud investigations, or civil or criminal proceedings that could disrupt their operations, cause Bitcoin prices to decline, or reduce the liquidity or reliability of Bitcoin markets more generally. Any such disruption could adversely affect the value of the Fund’s Bitcoin-related investments and the Fund’s ability to achieve its investment objective.

Bitcoin ETP Risk. The Fund invests a substantial portion of its Bitcoin exposure in Bitcoin ETPs that hold Bitcoin directly. Unlike ETFs that are registered under the 1940 Act, Bitcoin ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Bitcoin ETPs, including protections regarding asset diversification, leverage limits, asset custody, affiliated transactions, and independent board oversight. Investments in Bitcoin ETPs are subject to additional risks, including: (i) the risk that Bitcoin ETP shares may trade at a premium or discount to the net asset value of the underlying Bitcoin held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Bitcoin ETP’s custodial arrangements for Bitcoin, including the potential failure, insolvency, cyber-attack, or private-key loss of the ETP’s custodian, which could result in loss of some or all of the Bitcoin held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Bitcoin ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Bitcoin ETPs; and (iv) the risk that the Bitcoin ETP may fail to track the price of Bitcoin accurately due to fees and expenses, operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Bitcoin ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses, timing differences between ETF trading and Bitcoin spot trading, premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value, differences in valuation methodologies, and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in Underlying Funds. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Funds with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Underlying Fund Selection and Significant Exposure Risk. The Adviser has discretion to select which Underlying Funds the Fund holds and may invest a significant portion of the Fund’s Bitcoin exposure in a single Underlying Fund or a small number of Underlying Funds. Significant exposure to one or a few Underlying Funds exposes the Fund to issuer-specific risks related to those particular Underlying Funds, including: operational failures or inefficiencies; closure or liquidation of the Underlying Fund; regulatory actions against the Underlying Fund or its sponsor; custody failures; changes to the Underlying Fund’s structure or fees; and poor management decisions. If an Underlying Fund in which the Fund has substantial exposure experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Funds in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Funds and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Funds. If an Underlying Fund experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Underlying Funds and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Funds. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Funds, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, digital asset trading platforms, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Market Risks

Equity Risk. The value of the Fund’s equity investments will fluctuate in response to the performance of individual companies and general market conditions. Stock markets are volatile and can decline significantly in response to adverse developments related to issuers, politics, regulations, market conditions, economic conditions, or other factors. Because the Fund invests approximately 50% of its assets in equity securities, equity risk is a significant risk factor for the Fund. Growth stocks, in particular, have historically exhibited higher volatility than value stocks or the overall equity market.

Information Technology Sector Risk. Because the Fund invests at least 80% of its assets in a combination of Bitcoin-related investments and equity securities of companies in the information technology sector (with approximately 50% of assets in IT-sector equity securities), the Fund’s performance will be significantly affected by factors that disproportionately impact IT-sector companies. Compared with a more diversified fund, the Fund will be more vulnerable to adverse developments affecting the information technology sector as a whole, including:

●	Rapid Technological Change - Technology products and services face rapid obsolescence; today’s market leaders can quickly lose dominance to new technologies or competitors

●	Intense Competition - Technology markets are highly competitive with low barriers to entry in many areas, constant innovation pressure, and price competition

●	Regulatory Risk - Technology companies face increasing regulatory scrutiny regarding data privacy, antitrust concerns, content moderation, artificial intelligence, cybersecurity, and market dominance

●	Cybersecurity Threats - Technology companies are frequent targets of cyberattacks, data breaches, and intellectual property theft

●	Dependence on Key Products - Many technology companies derive substantial revenue from one or a few key products or services

●	Global Competition - Technology companies face competition from both domestic and international competitors

●	Customer Concentration - Some technology companies have significant customer concentration risk

When the information technology sector underperforms due to sector-specific issues, regulatory actions, valuation compression, or rotation away from technology, the Fund’s performance will be negatively impacted more significantly than more diversified funds.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (“NAV”) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund will be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is diversified across multiple issuers in the information technology sector, the allocation is concentrated in a single economic sector and may include significant positions in a relatively small number of large-capitalization IT issuers, and the Fund’s Bitcoin allocation may involve substantial investment in a small number of Bitcoin ETFs, each of which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Growth target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Underlying Funds to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Underlying Funds may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Underlying Fund selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a RIC, the Fund must satisfy, among other requirements, (i) an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources, (ii) an asset diversification test applied at the end of each quarter, and (iii) annual distribution requirements. The Fund’s investments in Bitcoin ETPs, other ETPs, and investment companies may raise interpretive questions under these tests. If the Fund fails to qualify as a RIC or to make sufficient distributions, the Fund would be subject to federal income tax at regular corporate rates on its taxable income (including net capital gains), distributions to shareholders generally would be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits, the Fund’s after-tax returns and net asset value would be reduced, and shareholders could realize adverse tax consequences, including the loss of the favorable tax treatment generally afforded to RIC distributions.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking deviation from its investment objective than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Large-capitalization companies may be more mature and have a more limited growth potential compared to smaller-capitalization companies. The performance of large-capitalization companies may lag behind the overall performance of the broader securities markets.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.blockbridgeinvestments.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund on any day the Exchange is open for business, like any other publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash. Only Authorized Participants (typically broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND SHORT TERM INCOME 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin while maintaining capital preservation and liquidity for the remaining portfolio allocation by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in shares of short-term fixed income and money market securities.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.__]%
Total Annual Fund Operating Expenses	0.__%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin) and (ii) short-term income instruments (consisting of shares of registered money market funds and other short-duration income instruments). This policy may be changed by the Board of Trustees upon at least 60 days’ prior written notice to shareholders.

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in exchange-traded products (“ETPs”) that are registered under the Securities Act of 1933 only (the “Securities Act”), ETFs that are registered under the Securities Act and the Investment Company Act of 1940 (the “1940 Act”), and Bitcoin-correlated equity securities. Bitcoin ETPs do not have the protections of the 1940 Act with respect to the Fund’s Bitcoin ETP investments. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. As part of its principal investment strategies, the Fund does not use derivatives, futures contracts, swap agreements, or Cayman Islands subsidiary structures. The Fund may, as a non-principal investment strategy, invest in Bitcoin futures contracts as described under “Other (Non-Principal) Investment Strategies and Related Risks” below. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company.

The Fund will select investments that are classified as securities under federal securities laws and are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated assets based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin ETPs and ETFs – The Fund will invest in shares of investment vehicles that hold Bitcoin directly or through other structures. These Bitcoin ETPs and ETFs (together, the “Underlying Funds”) are securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin Underlying Funds, although this list may change over time as the Adviser identifies Bitcoin Underlying Funds that meet the Fund’s selection criteria:

Bitcoin ETP Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin Underlying Funds based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors. The Adviser has discretion to adjust Bitcoin Underlying Fund holdings and to add or remove Underlying Funds from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Bitcoin ETPs or index-tracking investments, and when such investments would provide complementary Bitcoin-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “Bitcoin-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of Bitcoin. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s Bitcoin holdings relative to its total assets, (ii) the percentage of the issuer’s revenue or earnings derived from Bitcoin-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of Bitcoin. An issuer is not considered Bitcoin-correlated for purposes of this strategy merely because it operates in the broader blockchain or digital asset industry. The Fund may invest in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Bitcoin treasury companies, which hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset. An example is MicroStrategy Incorporated (“MicroStrategy”), a business intelligence software company that holds a significant amount of Bitcoin on its balance sheet and files reports with the Securities and Exchange Commission (the “SEC”) pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For purposes of this strategy, the Adviser considers an issuer to hold a “significant amount” of Bitcoin on its balance sheet if the fair market value of the issuer’s Bitcoin holdings represents at least 20% of the issuer’s total assets or at least 10% of the issuer’s total enterprise value, in each case determined at the time of the Fund’s investment. The Adviser retains discretion in applying these thresholds and may consider additional factors, including the issuer’s publicly stated treasury policy regarding Bitcoin.

○	Bitcoin mining companies, which derive revenue from validating Bitcoin transactions and earning newly issued Bitcoin as compensation.

○	Digital asset trading platforms, which operate marketplaces for buying, selling, and trading Bitcoin and other digital assets and derive significant revenue from trading activity in Bitcoin and other digital assets.

○	Blockchain infrastructure companies, which provide hardware, software, or network infrastructure used to support the Bitcoin blockchain, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Payment processors that facilitate the use of Bitcoin or other digital assets to effect payments and derive revenue from Bitcoin-related payment activity, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Digital asset custody providers, which offer institutional custody services for Bitcoin and other digital assets, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

The Fund purchases Bitcoin-correlated equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of Bitcoin treasury companies, in each case where the instrument satisfies the Fund’s Bitcoin-correlation criteria described above. The Fund does not anticipate investing in primary offerings of Bitcoin-correlated securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

Short Term Income Fund Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in short-term fixed income securities and shares of money market funds registered under the 1940 Act. The Fund’s investment in money market funds is designed to provide capital preservation, liquidity, and income generation while maintaining minimal volatility for this portion of the portfolio.

Short Term Income Fund Selection: The Fund will invest in one or more of the following types of money market funds:

1.	Government Money Market Funds - Funds that invest at least 99.5% of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by government securities. These funds are considered to have the lowest credit risk among money market fund categories.

2.	Prime Money Market Funds - Funds that invest in high-quality, short-term debt obligations issued by U.S. and foreign corporations, banks, and other entities, as well as U.S. government securities. Prime funds typically offer higher yields than government or treasury funds but involve slightly greater credit risk.

The Adviser will select money market funds based on several criteria, including:

●	Credit quality - Preference for funds with high credit ratings and strong credit profiles

●	Expense ratios - Focus on institutional share classes or low-cost share classes to minimize the double-layer fee impact

●	Yield - Comparison of current yields among comparable money market fund options

●	Stability - Track record of maintaining stable net asset value per share

●	Liquidity - Daily liquidity and same-day settlement capabilities

●	Regulatory structure - Preference for funds operating under SEC Rule 2a-7, which imposes strict quality, maturity, diversification, and liquidity requirements

The Adviser has discretion to allocate the money market fund portion of the portfolio among money market funds based on:

●	Relative yield differentials

●	Credit market conditions

●	Liquidity needs of the Fund

●	Risk tolerance considerations

●	Changes in regulatory requirements

The Adviser may concentrate the money market allocation entirely in one type of money market fund (e.g., government funds) or may diversify across multiple types and multiple fund providers.

The Fund may hold the money market exposure through:

●	Direct investment in shares of individual money market funds

●	Investment in ultra-short duration ETFs that hold money market fund shares, government securities, or other cash-like securities.

●	Direct investment in U.S. Treasury bills or other government securities (though the Fund primarily expects to use money market funds)

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% money market allocation under normal market conditions. Due to Bitcoin’s significant volatility relative to the stability of money market funds, rebalancing may need to occur more frequently than for the Fund’s equity-focused counterparts. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target allocation. The frequent rebalancing required by Bitcoin’s volatility will generate transaction costs that the Fund bears.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Underlying Funds, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Digital Asset Trading Platform Risk. The Fund’s Bitcoin-related investments depend in significant part on digital asset trading platforms (sometimes referred to as cryptocurrency trading platforms), which are venues at which Bitcoin and other digital assets are bought, sold, and traded. Digital asset trading platforms operate in a fragmented market that lacks the uniform federal regulatory oversight that applies to national securities exchanges registered under the Exchange Act. In the United States, digital asset trading platforms are generally subject to inconsistent state-level regulation, including state money transmitter regimes; platforms based outside the United States are subject to varying foreign regulatory regimes, many of which are still evolving. As a result, these platforms face heightened operational risks, including the potential for service disruptions, cybersecurity incidents, custodial failures, market manipulation, and insolvency. Digital asset trading platforms have been, and may in the future be, the subject of regulatory enforcement actions, fraud investigations, or civil or criminal proceedings that could disrupt their operations, cause Bitcoin prices to decline, or reduce the liquidity or reliability of Bitcoin markets more generally. Any such disruption could adversely affect the value of the Fund’s Bitcoin-related investments and the Fund’s ability to achieve its investment objective.

Bitcoin ETP Risk. The Fund invests a substantial portion of its Bitcoin exposure in Bitcoin ETPs that hold Bitcoin directly. Unlike ETFs that are registered under the 1940 Act, Bitcoin ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Bitcoin ETPs, including protections regarding asset diversification, leverage limits, asset custody, affiliated transactions, and independent board oversight. Investments in Bitcoin ETPs are subject to additional risks, including: (i) the risk that Bitcoin ETP shares may trade at a premium or discount to the net asset value of the underlying Bitcoin held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Bitcoin ETP’s custodial arrangements for Bitcoin, including the potential failure, insolvency, cyber-attack, or private-key loss of the ETP’s custodian, which could result in loss of some or all of the Bitcoin held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Bitcoin ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Bitcoin ETPs; and (iv) the risk that the Bitcoin ETP may fail to track the price of Bitcoin accurately due to fees and expenses, operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Bitcoin ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in Underlying Funds. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Funds with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Underlying Fund Selection and Significant Exposure Risk. The Adviser has discretion to select which Underlying Funds the Fund holds and may invest a significant portion of the Fund’s Bitcoin exposure in a single Underlying Fund or a small number of Underlying Funds. Significant exposure to one or a few Underlying Funds exposes the Fund to issuer-specific risks related to those particular Underlying Funds, including: operational failures or inefficiencies; closure or liquidation of the Underlying Fund; regulatory actions against the Underlying Fund or its sponsor; custody failures; changes to the Underlying Fund’s structure or fees; and poor management decisions. If an Underlying Fund in which the Fund has substantial exposure experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Funds in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Funds and their custodians. The Fund has no direct contractual relationship with, nor can it monitor or influence, the Bitcoin custodians used by the Underlying Funds. If an Underlying Fund experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Underlying Funds and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Funds. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Funds, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in common equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, digital asset trading platforms, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with Bitcoin’s price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Short Term Income Fund Risks

Money Market Fund Investment Risk. The Fund invests in shares of money market funds, which themselves invest in short-term debt instruments. Money market funds are subject to the risk that the value of their portfolio securities may decline, potentially resulting in a loss of principal for the Fund. While money market funds seek to preserve a stable net asset value of $1.00 per share, there is no guarantee they will be able to do so. In periods of severe market stress, money market funds may experience losses or may temporarily suspend redemptions. The Fund’s investment in money market funds exposes shareholders to:

●	Credit risk - Risk that issuers of securities held by the underlying money market funds may default on their obligations or experience credit rating downgrades.

●	Interest rate risk - Although money market funds invest in short-term securities, their yields will fluctuate based on changes in interest rates.

●	Liquidity risk - In stressed market conditions, money market funds may have difficulty selling securities to meet redemption requests.

●	Capital preservation risk - Money market funds seek but cannot guarantee capital preservation; losses of principal are possible.

Although money market funds are required to comply with strict regulatory requirements under 1940 Act Rule 2a-7 (including quality, maturity, and diversification standards), these requirements do not eliminate all risks. During the 2008 financial crisis and the March 2020 COVID-19 market disruption, some money market funds experienced losses or required external support to maintain their stable net asset value.

Low or Negative Yield Risk. In low-interest-rate environments, money market funds may produce very low yields, potentially approaching zero or (in extreme cases and after fees) even negative returns. When yields on money market funds are low or negative, the income-generating potential of 50% of the Fund’s portfolio is severely diminished. This means the Fund’s overall return will depend almost entirely on the performance of its Bitcoin allocation, effectively magnifying the Fund’s exposure to Bitcoin volatility. During periods of near-zero interest rates, the money market allocation may produce insufficient income to offset even a portion of the Fund’s operating expenses, further reducing overall returns.

Government Money Market Fund Risk. If the Fund invests in government or treasury money market funds, these funds are limited to investing in U.S. government securities and related instruments. While this limitation reduces credit risk, it also means these funds:

●	Typically offer lower yields than prime money market funds.

●	Are fully exposed to U.S. government credit risk (the risk, though historically remote, that the U.S. government could default on its obligations).

●	May experience losses if U.S. government securities decline in value.

●	Are sensitive to changes in U.S. fiscal and monetary policy.

Prime Money Market Fund Risk. If the Fund invests in prime money market funds, these funds invest in corporate and bank debt instruments in addition to government securities. This broader investment universe typically allows prime funds to offer higher yields but subjects them to:

●	Greater credit risk - Corporate and bank issuers may default or experience credit downgrades.

●	Liquidity fees and redemption gates - Prime money market funds may impose fees on redemptions or temporarily suspend redemptions during periods of market stress.

●	Floating NAV (for institutional prime funds) - Institutional prime money market funds use a floating net asset value (“NAV”) rather than a stable $1.00 NAV, meaning the value of Fund shares could fluctuate daily.

●	Increased regulatory restrictions - Prime funds face more stringent regulatory requirements and oversight than government funds.

Acquired Fund Fees and Expenses Risk (Money Market Layer). In addition to the acquired fund fees from Bitcoin ETFs, the Fund’s investment in money market funds creates a second layer of acquired fund fees. Money market funds charge management fees and operating expenses (typically ranging from 0.05% to 0.40% depending on share class), which are borne indirectly by the Fund’s shareholders. These expenses reduce the net yield earned on the money market portion of the portfolio. When combined with the Fund’s own management fee and the fees from Bitcoin ETFs, the triple-layer fee structure significantly reduces the Fund’s net returns. Even if money market funds produce positive gross yields, the layered fees may substantially diminish or potentially eliminate the net yield from this portion of the portfolio.

Asymmetric Volatility Profile Risk. The Fund’s combination of highly volatile Bitcoin and highly stable money market funds creates an asymmetric risk profile. This unique structure means:

●	Substantially all of the Fund’s volatility comes from the Bitcoin allocation

●	The money market allocation provides minimal downside protection during Bitcoin declines (money market funds remain stable but do not appreciate to offset Bitcoin losses)

●	During Bitcoin rallies, the money market allocation acts as a drag on performance (capping upside)

●	The Fund will experience approximately half the volatility of a 100% Bitcoin fund, but also approximately half the potential returns

This asymmetric profile differs significantly from balanced equity/bond funds, where both components can appreciate or depreciate, providing some natural hedging. With money market funds, there is no meaningful hedging effect—only volatility dampening.

Interest Rate Risk. While money market funds invest in short-term securities with minimal interest rate sensitivity, they are not entirely immune to interest rate risk. In a rapidly rising interest rate environment, the yields on money market funds will lag behind current market rates as their portfolios contain securities purchased at lower rates that have not yet matured. Conversely, in a rapidly declining rate environment, money market fund yields will decrease as securities mature and are replaced with lower-yielding securities. The short duration of money market fund holdings minimizes but does not eliminate this risk.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s NAV and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund will be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. The Fund’s Bitcoin allocation may involve substantial investment in a small number of Underlying Funds, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Money Market target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Underlying Funds to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Underlying Funds may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Underlying Fund selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a RIC, the Fund must satisfy, among other requirements, (i) an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources, (ii) an asset diversification test applied at the end of each quarter, and (iii) annual distribution requirements. The Fund’s investments in Bitcoin ETPs, other ETPs, and investment companies may raise interpretive questions under these tests. If the Fund fails to qualify as a RIC or to make sufficient distributions, the Fund would be subject to federal income tax at regular corporate rates on its taxable income (including net capital gains), distributions to shareholders generally would be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits, the Fund’s after-tax returns and net asset value would be reduced, and shareholders could realize adverse tax consequences, including the loss of the favorable tax treatment generally afforded to RIC distributions.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking deviation from its investment objective than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Income Risk. Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically carried little risk of principal loss if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

U.S. Government Obligations Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government-sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.blockbridgeinvestments.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Exchange is open for business, like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND GOLD 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Gold 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and gold by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in gold through investments in gold-backed exchange-traded funds and related securities.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[__]%
Total Annual Fund Operating Expenses	0.__%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin) and (ii) investments providing investment exposure to gold, consisting of Gold exchange-traded products (“ETPs”), equity securities of Gold Companies (as defined below) whose stock prices exhibit a statistically significant correlation to the price of gold, and other instruments providing investment exposure to the price of physical gold. This policy may be changed by the Board of Trustees upon at least 60 days’ prior written notice to shareholders.

For purposes of this 80% policy, a “Gold Company” is a company that, at the time of the Fund’s investment, satisfies at least one of the following criteria: (i) at least 50% of its revenue or earnings is derived from gold-related activities; (ii) at least 50% of its total assets consists of gold, gold-related assets, or interests in gold production; or (iii) gold-related activities constitute its primary business. “Gold-related activities” means activities materially tied to gold production, including the exploration, mining, refining, production, processing, financing, streaming, royalty arrangements with respect to, or direct holding of gold.

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in ETPs that are registered under the Securities Act of 1933 only (the “Securities Act”), ETFs that are registered under the Securities Act and the Investment Company Act of 1940 (the “1940 Act”), and Bitcoin-correlated equity securities. Bitcoin ETPs do not have the protections of the 1940 Act with respect to the Fund’s Bitcoin ETP investments. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. As part of its principal investment strategies, the Fund does not use derivatives, futures contracts, swap agreements, or Cayman Islands subsidiary structures. The Fund may, as a non-principal investment strategy, invest in Bitcoin futures contracts as described under “Other (Non-Principal) Investment Strategies and Related Risks” below. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin ETPs and ETFs – The Fund will invest in shares of investment vehicles that hold Bitcoin directly or through other structures. These Bitcoin ETPs and ETFs (together, the “Underlying Funds”) are considered securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin Underlying Funds, although this list may change over time as the Adviser identifies Underlying Funds that meet the Fund’s selection criteria:

Bitcoin ETP Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin Underlying Funds based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors. The Adviser has discretion to adjust Bitcoin Underlying Fund holdings and to add or remove Underlying Funds from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Bitcoin ETPs or index-tracking investments, and when such investments would provide complementary Bitcoin-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “Bitcoin-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of Bitcoin. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s Bitcoin holdings relative to its total assets, (ii) the percentage of the issuer’s revenue or earnings derived from Bitcoin-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of Bitcoin. An issuer is not considered Bitcoin-correlated for purposes of this strategy merely because it operates in the broader blockchain or digital asset industry. The Fund may invest in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Bitcoin treasury companies, which hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset. An example is MicroStrategy Incorporated (“MicroStrategy”), a business intelligence software company that holds a significant amount of Bitcoin on its balance sheet and files reports with the Securities and Exchange Commission (the “SEC”) pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For purposes of this strategy, the Adviser considers an issuer to hold a “significant amount” of Bitcoin on its balance sheet if the fair market value of the issuer’s Bitcoin holdings represents at least 20% of the issuer’s total assets or at least 10% of the issuer’s total enterprise value, in each case determined at the time of the Fund’s investment. The Adviser retains discretion in applying these thresholds and may consider additional factors, including the issuer’s publicly stated treasury policy regarding Bitcoin.

○	Bitcoin mining companies, which derive revenue from validating Bitcoin transactions and earning newly issued Bitcoin as compensation.

○	Digital asset trading platforms, which operate marketplaces for buying, selling, and trading Bitcoin and other digital assets and derive significant revenue from trading activity in Bitcoin and other digital assets.

○	Blockchain infrastructure companies, which provide hardware, software, or network infrastructure used to support the Bitcoin blockchain, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Payment processors that facilitate the use of Bitcoin or other digital assets to effect payments and derive revenue from Bitcoin-related payment activity, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Digital asset custody providers, which offer institutional custody services for Bitcoin and other digital assets, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

The Fund purchases Bitcoin-correlated equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of Bitcoin treasury companies, in each case where the instrument satisfies the Fund’s Bitcoin-correlation criteria described above. The Fund does not anticipate investing in primary offerings of Bitcoin-correlated securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

Gold Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in shares of Gold Companies and Gold ETPs that hold physical gold bullion or provide exposure to gold prices. The Fund’s investment in gold is designed to provide exposure to an alternative asset class that has historically served as a store of value, inflation hedge, and portfolio diversifier. Gold ETPs are registered under the Securities Act only; unlike ETFs registered under the 1940 Act, Gold ETPs are not registered as investment companies, and the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Gold ETPs, including protections relating to asset diversification, limits on leverage, custody of assets, affiliated transactions, and independent board oversight.

The Fund does not purchase, store, or hold physical gold bullion directly. All gold exposure is obtained through ETPs or equity securities of gold-related companies. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company.

Gold is a precious metal that has been highly valued throughout human history as a monetary asset, a store of value, and a safe haven investment. Unlike financial assets such as stocks or bonds, gold does not generate income through dividends or interest payments. Instead, gold’s investment return comes entirely from price appreciation or depreciation.

The Fund may invest in one or more of the following Gold ETPs, although this list may change over time as the Adviser identifies Gold ETPs that meet the Fund’s selection criteria:

Gold ETP Name	Exchange	Ticker Symbol

SPDR Gold Shares	NYSE Arca	GLD

iShares Gold Trust	NYSE Arca	IAU

Aberdeen Standard Physical Gold Shares ETF	NYSE Arca	SGOL

GraniteShares Gold Trust	NYSE Arca	BAR

The Adviser can allocate among multiple ETPs or concentrate in one or more ETPs based on the below factors. The Adviser may concentrate the Fund’s gold allocation in one or two of these dominant ETFs or may diversify across multiple Gold ETPs.

The Adviser selects Gold ETPs based on several criteria designed to optimize the Fund’s gold exposure while minimizing costs and tracking error, including:

●	Low expense ratios - Prioritizing funds with expense ratios below 0.25% to minimize the cost of obtaining gold exposure

●	High trading volume and liquidity - Ensuring tight bid-ask spreads and ability to execute large trades efficiently

●	Tight bid-ask spreads - Minimizing transaction costs when buying or selling ETF shares

●	Low tracking error relative to gold spot prices - Selecting funds that closely track the London Gold Price (formerly London Gold Fix)

●	Strong custodial arrangements - Preference for funds using reputable custodians with secure vault facilities and comprehensive insurance

●	Transparent holdings and auditing - Funds that provide regular bar lists and independent audits of physical gold holdings

●	Tax efficiency - Consideration of the ETF’s tax structure and treatment for investors

Gold-Related Equity Securities (Optional Strategy): Up to 25% of the Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Gold ETPs or direct gold exposure, and when such investments would provide complementary gold-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “gold-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of gold. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s gold-related assets, reserves, or production relative to its total assets or production base, (ii) the percentage of the issuer’s revenue or earnings derived from gold-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of gold. An issuer is not considered gold-correlated for purposes of this strategy merely because it operates in the broader mining or precious-metals industry. The Fund may invest in equity securities of companies engaged in gold mining, refining, production, or related activities. Examples of issuers that may meet these criteria include, but are not limited to:

●	Senior gold mining companies, which are large-capitalization producers that operate multiple established mines across one or more jurisdictions and generate substantially all of their revenue from the mining, refining, and sale of gold, in each case, only if the company’s stock price demonstrates a statistically significant correlation to the price of gold.

●	Junior gold mining companies, which are smaller-capitalization explorers and developers focused primarily on the identification, development, and extraction of gold resources, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold.

●	Gold streaming and royalty companies, which provide financing to gold-mining operations in exchange for the right to purchase a specified portion of future gold production at predetermined prices or to receive royalty payments based on gold production, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold.

●	Precious metals mining companies, which are diversified mining companies that produce gold together with other precious metals (such as silver, platinum, or palladium) and derive a significant portion of their revenue from gold production, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold.

The Fund purchases gold-related equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of gold-related companies, in each case where the instrument satisfies the Fund’s gold-correlation criteria described above. The Fund does not anticipate investing in primary offerings of gold-related securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

Gold mining equities are securities that provide leveraged exposure to gold prices (mining company stocks typically move more than gold prices in percentage terms). However, gold mining companies face operational, financial, and company-specific risks that can cause their stock prices to diverge from the price of gold. The Adviser may use gold-related equity securities to enhance returns, provide additional diversification, or satisfy regulatory requirements related to maintaining sufficient securities holdings for the Fund’s tax status.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% gold allocation under normal market conditions. Both Bitcoin and gold can be volatile, and their prices may move independently or even in opposite directions, necessitating periodic rebalancing. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will incur transaction costs that the Fund will bear.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Digital Asset Trading Platform Risk. The Fund’s Bitcoin-related investments depend in significant part on digital asset trading platforms (sometimes referred to as cryptocurrency trading platforms), which are venues at which Bitcoin and other digital assets are bought, sold, and traded. Digital asset trading platforms operate in a fragmented market that lacks the uniform federal regulatory oversight that applies to national securities exchanges registered under the Exchange Act. In the United States, digital asset trading platforms are generally subject to inconsistent state-level regulation, including state money transmitter regimes; platforms based outside the United States are subject to varying foreign regulatory regimes, many of which are still evolving. As a result, these platforms face heightened operational risks, including the potential for service disruptions, cybersecurity incidents, custodial failures, market manipulation, and insolvency. Digital asset trading platforms have been, and may in the future be, the subject of regulatory enforcement actions, fraud investigations, or civil or criminal proceedings that could disrupt their operations, cause Bitcoin prices to decline, or reduce the liquidity or reliability of Bitcoin markets more generally. Any such disruption could adversely affect the value of the Fund’s Bitcoin-related investments and the Fund’s ability to achieve its investment objective.

Bitcoin ETP Risk. The Fund invests a substantial portion of its Bitcoin exposure in Bitcoin ETPs that hold Bitcoin directly. Unlike ETFs that are registered under the 1940 Act, Bitcoin ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Bitcoin ETPs, including protections regarding asset diversification, leverage limits, asset custody, affiliated transactions, and independent board oversight. Investments in Bitcoin ETPs are subject to additional risks, including: (i) the risk that Bitcoin ETP shares may trade at a premium or discount to the net asset value of the underlying Bitcoin held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Bitcoin ETP’s custodial arrangements for Bitcoin, including the potential failure, insolvency, cyber-attack, or private-key loss of the ETP’s custodian, which could result in loss of some or all of the Bitcoin held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Bitcoin ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Bitcoin ETPs; and (iv) the risk that the Bitcoin ETP may fail to track the price of Bitcoin accurately due to fees and expenses, operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Bitcoin ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in Underlying Funds. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Funds with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Underlying Fund Selection and Significant Exposure Risk. The Adviser has discretion to select which Underlying Funds the Fund holds and may invest a significant portion of the Fund’s Bitcoin exposure in a single Underlying Fund or a small number of Underlying Funds. Significant exposure to one or a few Underlying Funds exposes the Fund to issuer-specific risks related to those particular Underlying Funds, including: operational failures or inefficiencies; closure or liquidation of the Underlying Fund; regulatory actions against the Underlying Fund or its sponsor; custody failures; changes to the Underlying Fund’s structure or fees; and poor management decisions. If an Underlying Fund in which the Fund has substantial exposure experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Funds in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Funds and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Funds. If an Underlying Fund experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Underlying Funds and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Funds. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Funds, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, digital asset trading platforms, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Gold Investment Risks

Gold Price Volatility Risk. Gold prices can be highly volatile, experiencing significant price swings in short periods. While gold is often perceived as a stable store of value over very long horizons, over shorter periods (months or years), gold prices can fluctuate dramatically. Because the Fund invests approximately 50% of its assets in gold, the volatility of the gold price will significantly impact the Fund’s overall performance and net asset value. Gold prices are influenced by numerous factors (discussed below), many of which are unpredictable, making gold price movements difficult to forecast.

No Income Generation Risk. Unlike stocks (which may pay dividends) or bonds (which pay interest), gold does not generate any income. Gold ETFs may actually have negative yields after accounting for their management fees and storage costs. This means:

●	Total Return Depends Entirely on Price Appreciation - The Fund’s return from its gold allocation comes solely from changes in gold prices, not from income generation

●	Opportunity Cost - In rising interest rate environments or when other income-generating assets offer attractive yields, the opportunity cost of holding non-yielding gold increases

●	No Dividend Cushion - Unlike equity investments where dividends can partially offset price declines, gold provides no such cushion during price declines

●	Compounding Challenge - The lack of income generation means gold does not benefit from the compounding effect that reinvested dividends or interest provides

Gold ETP Tracking Risk. The Fund obtains gold exposure by holding shares of Gold ETPs rather than holding physical gold directly. Gold ETPs may not perfectly track the spot price of gold due to various factors:

Gold ETP Risk. The Fund invests a substantial portion of its gold exposure in gold exchange-traded products (“Gold ETPs”) that hold physical gold bullion in secure vaults. Unlike exchange-traded funds registered under the “1940 Act, Gold ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Gold ETPs, including protections relating to asset diversification, limits on leverage, custody of assets, affiliated transactions, and independent board oversight. Investments in Gold ETPs are subject to additional risks, including: (i) the risk that Gold ETP shares may trade at a premium or discount to the net asset value of the underlying gold held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Gold ETP’s custodial arrangements for physical gold, including the potential failure, insolvency, theft, physical loss, or uninsured operational incident affecting the ETP’s custodian or its sub-custodians, which could result in loss of some or all of the gold held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Gold ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Gold ETPs; and (iv) the risk that the Gold ETP may fail to track the price of gold accurately due to fees and expenses (including storage and insurance costs), operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Gold ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

●	Management Fees and Expenses - Gold ETFs charge annual expense ratios that reduce the ETF’s performance relative to gold spot prices

●	Storage and Insurance Costs - Costs of storing physical gold in secure vaults and insuring the holdings are embedded in ETF expense ratios

●	Trading Premiums and Discounts - Gold ETF shares may trade at premiums or discounts to their net asset value (the value of underlying gold holdings)

●	Timing Differences - Gold ETFs typically value their holdings based on the London Gold Price Fix, which occurs at specific times, while ETF shares trade continuously throughout the day

●	Cash Drag - Gold ETFs may hold small amounts of cash for operational purposes, creating a slight drag on performance

As a result, the Fund’s performance from its gold allocation will underperform the spot price of gold over time due to these factors, and the Fund may experience tracking differences that would not exist with direct gold ownership.

Factors Affecting Gold Prices. Gold prices are influenced by a complex array of economic, market, and geopolitical factors, including:

Interest Rates Risk:

●	Rising Interest Rates - Higher interest rates increase the opportunity cost of holding non-yielding gold, typically causing gold prices to decline

●	Falling Interest Rates - Lower rates reduce the opportunity cost of holding gold and make gold more attractive, typically causing prices to rise

●	Real Interest Rates - Gold often performs best when real interest rates (nominal rates minus inflation) are negative

Inflation Expectations:

●	Rising Inflation - Gold is viewed as an inflation hedge, and prices often rise during inflationary periods

●	Falling Inflation - Declining inflation reduces gold’s appeal as an inflation hedge

●	Inflation Surprises - Unexpected changes in inflation can cause significant gold price movements

Currency Values (Especially U.S. Dollar):

●	U.S. Dollar Strength - Gold is priced in U.S. dollars globally, so a stronger dollar typically causes gold prices to decline (gold becomes more expensive in other currencies, reducing demand)

●	U.S. Dollar Weakness - A weaker dollar typically causes gold prices to rise

●	Currency Crises - Devaluation of major currencies can drive demand for gold as an alternative store of value

Economic Growth:

●	Strong Growth - Often reduces gold demand as investors prefer higher-returning assets like stocks

●	Weak Growth or Recession - Often increases gold demand as a safe haven asset

Central Bank Activity:

●	Central Bank Buying - Central banks (particularly China, Russia, and emerging markets) purchasing gold for reserves increases demand

●	Central Bank Selling - Central bank sales or reduced purchases decrease demand

Jewelry and Industrial Demand:

●	Approximately 50% of annual gold demand comes from jewelry (especially in India and China)

●	Industrial and technology uses account for approximately 10% of demand

●	Seasonal patterns (e.g., Indian wedding season) can affect prices

Investment Demand:

●	ETF inflows and outflows significantly affect gold prices

●	Hedge fund and institutional positioning affects short-term price movements

Geopolitical Events:

●	Wars, terrorism, political instability typically increase safe haven gold demand

●	Trade disputes and sanctions can affect gold flows and demand

The Fund’s gold allocation will be affected by all of these factors, most of which are unpredictable and outside the Adviser’s control.

Gold Mining Equity Securities Risk. If the Fund invests in equity securities of gold mining companies to enhance returns or satisfy regulatory requirements, the Fund is exposed to additional risks:

●	Operating Risks - Mining is a capital-intensive business with operational risks including accidents, equipment failures, labor disputes, and production shortfalls

●	Cost Inflation - Rising energy costs, labor costs, or input costs can reduce mining profitability

●	Reserve Depletion - Mines have finite lives; companies must continually find and develop new reserves

●	Geopolitical Risks - Many gold mines are located in politically unstable countries with risks of nationalization, taxation changes, or operational restrictions

●	Environmental Risks - Mining faces increasing environmental regulations, cleanup liabilities, and social opposition

●	Management Risk - Poor management decisions can destroy shareholder value

●	Leverage to Gold Prices - Mining stocks are leveraged to gold prices (they tend to amplify gold price movements in both directions), creating higher volatility

●	Divergence from Gold - Mining stocks can decline even when gold prices rise if operational or company-specific factors are negative

Gold mining stocks differ fundamentally from physical gold exposure, introducing equity-specific risks that are not present in pure gold ETP exposure.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (“NAV”) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund will be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. The Fund’s Bitcoin allocation may involve substantial investment in a small number of Underlying Funds, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Gold target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Underlying Funds to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Underlying Funds may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Underlying Fund selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a RIC, the Fund must satisfy, among other requirements, (i) an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources, (ii) an asset diversification test applied at the end of each quarter, and (iii) annual distribution requirements. The Fund’s investments in Bitcoin ETPs, other ETPs, and investment companies may raise interpretive questions under these tests. If the Fund fails to qualify as a RIC or to make sufficient distributions, the Fund would be subject to federal income tax at regular corporate rates on its taxable income (including net capital gains), distributions to shareholders generally would be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits, the Fund’s after-tax returns and net asset value would be reduced, and shareholders could realize adverse tax consequences, including the loss of the favorable tax treatment generally afforded to RIC distributions.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking deviation from its investment objective than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

GLD Risks

GLD Trading Risk: An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Indirect Investments in GLD: GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Gold Performance Risk: Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.blockbridgeinvestments.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Exchange is open for business, like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND MAGNIFICENT STOCKS 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Magnificent Stocks 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the equity securities of seven leading U.S. companies by market capitalization, collectively referred to as the “Magnificent 7,” by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the Magnificent 7.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.__]%
Total Annual Fund Operating Expenses	0.__%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin) and (ii) equity securities of the companies then comprising the “Magnificent 7,” which the Fund defines as the seven leading U.S. companies by market capitalization. This policy may be changed by the Board of Trustees upon at least 60 days’ prior written notice to shareholders.

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in exchange-traded products (“ETPs”) that are registered under the Securities Act of 1933 only (the “Securities Act”), ETFs that are registered under the Securities Act and the Investment Company Act of 1940 (the “1940 Act”), and Bitcoin-correlated equity securities. Bitcoin ETPs do not have the protections of the 1940 Act with respect to the Fund’s Bitcoin ETP investments. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. As part of its principal investment strategies, the Fund does not use derivatives, futures contracts, swap agreements, or Cayman Islands subsidiary structures. The Fund may, as a non-principal investment strategy, invest in Bitcoin futures contracts as described under “Other (Non-Principal) Investment Strategies and Related Risks” below. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin ETPs and ETFs – The Fund will invest in shares of investment vehicles that hold Bitcoin directly or through other structures. These Bitcoin ETPs and ETFs (together, the “Underlying Funds”) are securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin Underlying Funds, although this list may change over time as the Adviser identifies Bitcoin Underlying Funds that meet the Fund’s selection criteria:

Bitcoin ETP Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin Underlying Funds based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors. The Adviser has discretion to adjust Bitcoin Underlying Fund holdings and to add or remove Bitcoin Underlying Funds from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Bitcoin ETPs or index-tracking investments, and when such investments would provide complementary Bitcoin-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “Bitcoin-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of Bitcoin. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s Bitcoin holdings relative to its total assets, (ii) the percentage of the issuer’s revenue or earnings derived from Bitcoin-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of Bitcoin. An issuer is not considered Bitcoin-correlated for purposes of this strategy merely because it operates in the broader blockchain or digital asset industry. The Fund may invest in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Bitcoin treasury companies, which hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset. An example is MicroStrategy Incorporated (“MicroStrategy”), a business intelligence software company that holds a significant amount of Bitcoin on its balance sheet and files reports with the Securities and Exchange Commission (the “SEC”) pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For purposes of this strategy, the Adviser considers an issuer to hold a “significant amount” of Bitcoin on its balance sheet if the fair market value of the issuer’s Bitcoin holdings represents at least 20% of the issuer’s total assets or at least 10% of the issuer’s total enterprise value, in each case determined at the time of the Fund’s investment. The Adviser retains discretion in applying these thresholds and may consider additional factors, including the issuer’s publicly stated treasury policy regarding Bitcoin.

○	Bitcoin mining companies, which derive revenue from validating Bitcoin transactions and earning newly issued Bitcoin as compensation.

○	Digital asset trading platforms, which operate marketplaces for buying, selling, and trading Bitcoin and other digital assets and derive significant revenue from trading activity in Bitcoin and other digital assets.

○	Blockchain infrastructure companies, which provide hardware, software, or network infrastructure used to support the Bitcoin blockchain, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Payment processors that facilitate the use of Bitcoin or other digital assets to effect payments and derive revenue from Bitcoin-related payment activity, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Digital asset custody providers, which offer institutional custody services for Bitcoin and other digital assets, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

The Fund purchases Bitcoin-correlated equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of Bitcoin treasury companies, in each case where the instrument satisfies the Fund’s Bitcoin-correlation criteria described above. The Fund does not anticipate investing in primary offerings of Bitcoin-correlated securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

Magnificent Stocks Equity Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in the equity securities of seven leading U.S. companies by market capitalization, collectively referred to as the “Magnificent 7.” These companies represent some of the largest, most innovative, and most influential technology and growth companies in the U.S. equity market. Currently, the Magnificent 7 consists of the following seven companies:

1.	Apple Inc. (AAPL) - Consumer electronics, software, and services

2.	Microsoft Corporation (MSFT) - Software, cloud computing, and technology services

3.	Amazon.com, Inc. (AMZN) - E-commerce, cloud computing, and digital services

4.	Alphabet Inc. (GOOGL/GOOG) - Internet search, advertising, and cloud computing

5.	Meta Platforms, Inc. (META) - Social media, virtual reality, and digital advertising

6.	NVIDIA Corporation (NVDA) - Graphics processing units and artificial intelligence chips

7.	Tesla, Inc. (TSLA) – Electric vehicles, energy storage, and clean energy technology

As of May 1, 2026, these seven companies have been leaders in driving U.S. equity market performance. Dominant market positions, significant technological innovation, global scale, and strong cash flow generation are key characteristics of these companies.

The Fund may hold the Magnificent 7 companies using either:

1.	Equal-Weight Approach - Each of the seven companies represents approximately 1/7th (approximately 14.3%) of the equity allocation, or approximately 7.1% of total Fund assets. This approach provides balanced exposure across all seven companies regardless of their relative market capitalizations.

2.	Modified Market Capitalization-Weight Approach - The companies are held in proportion to their relative market capitalizations, similar to how they are weighted in the S&P 500® Index or Nasdaq-100 Index®. This approach provides greater exposure to the largest companies within the group.

3.	Hybrid or Tactical Approach - The Adviser may use a combination of weighting methodologies or tactically adjust weights based on market conditions, valuation considerations, or other factors.

The Adviser has discretion to determine the weighting methodology used and to adjust the methodology over time without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

While the Fund currently invests in the seven companies listed above, the Adviser has discretion to modify the composition of the Magnificent 7 holdings if one or more of these companies experiences significant adverse developments (such as bankruptcy, delisting, loss of market position, or other material changes) or if other companies emerge as appropriate substitutes. The Adviser does not anticipate frequent changes to the composition but maintains flexibility to respond to market developments. Any changes to the composition will be made in accordance with the Fund’s investment objective and strategies.

The Fund may hold the Magnificent 7 companies through:

●	Direct investment in the common stock of each company.

●	Investment in ETFs that provide concentrated exposure to these companies.

●	A combination of direct holdings and ETF investments.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% Magnificent 7 allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Additionally, if using an equal-weight or modified approach for the seven companies, the Fund will periodically rebalance the holdings among the seven companies to restore target weights. Rebalancing activities will generate transaction costs that the Fund bears.

The Fund is classified as non-diversified and will be highly concentrated in a small number of securities. The Fund will focus (i.e., invest more than 25% of its assets) in the technology sector.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Underlying Funds, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Digital Asset Trading Platform Risk. The Fund’s Bitcoin-related investments depend in significant part on digital asset trading platforms (sometimes referred to as cryptocurrency trading platforms), which are venues at which Bitcoin and other digital assets are bought, sold, and traded. Digital asset trading platforms operate in a fragmented market that lacks the uniform federal regulatory oversight that applies to national securities exchanges registered under the Exchange Act. In the United States, digital asset trading platforms are generally subject to inconsistent state-level regulation, including state money transmitter regimes; platforms based outside the United States are subject to varying foreign regulatory regimes, many of which are still evolving. As a result, these platforms face heightened operational risks, including the potential for service disruptions, cybersecurity incidents, custodial failures, market manipulation, and insolvency. Digital asset trading platforms have been, and may in the future be, the subject of regulatory enforcement actions, fraud investigations, or civil or criminal proceedings that could disrupt their operations, cause Bitcoin prices to decline, or reduce the liquidity or reliability of Bitcoin markets more generally. Any such disruption could adversely affect the value of the Fund’s Bitcoin-related investments and the Fund’s ability to achieve its investment objective.

Bitcoin ETP Risk. The Fund invests a substantial portion of its Bitcoin exposure in Bitcoin ETPs that hold Bitcoin directly. Unlike ETFs that are registered under the 1940 Act, Bitcoin ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Bitcoin ETPs, including protections regarding asset diversification, leverage limits, asset custody, affiliated transactions, and independent board oversight. Investments in Bitcoin ETPs are subject to additional risks, including: (i) the risk that Bitcoin ETP shares may trade at a premium or discount to the net asset value of the underlying Bitcoin held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Bitcoin ETP’s custodial arrangements for Bitcoin, including the potential failure, insolvency, cyber-attack, or private-key loss of the ETP’s custodian, which could result in loss of some or all of the Bitcoin held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Bitcoin ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Bitcoin ETPs; and (iv) the risk that the Bitcoin ETP may fail to track the price of Bitcoin accurately due to fees and expenses, operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Bitcoin ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in Underlying Funds. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Funds with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Underlying Fund Selection and Significant Exposure Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may invest a significant portion of the Fund’s Bitcoin exposure in a single Underlying Fund or a small number of Underlying Funds may invest a significant portion of the Fund’s Bitcoin exposure in a single Underlying Fund or a small number of Underlying Funds. Significant exposure to one or a few Underlying Funds exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the Underlying Fund; regulatory actions against the Underlying Fund or its sponsor; custody failures; changes to the Underlying Fund’s structure or fees; and poor management decisions. If an Underlying Fund in which the Fund has substantial exposure experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Funds in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Funds and their custodians. The Fund has no direct contractual relationship with, nor can it monitor or influence, the Bitcoin custodians used by the Underlying Funds. If an Underlying Fund experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin Underlying Funds and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Funds. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Funds, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, digital asset trading platforms, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the Bitcoin price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Market Risks

Equity Risk. The value of the Fund’s equity investments will fluctuate in response to the performance of individual companies and general market conditions. Stock markets are volatile and can decline significantly in response to adverse developments related to issuers, politics, regulations, markets, economies, or other factors. Because the Fund invests approximately 50% of its assets in equity securities of only seven companies, equity risk and company-specific risk are particularly significant risk factors for the Fund.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, meaning it may invest a larger percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s investment in only seven companies represents an extreme form of non-diversification. This significantly increases the Fund’s susceptibility to adverse developments affecting any single issuer and will result in greater price volatility than a diversified fund. The Fund may experience large losses that diversified funds would not experience.

The Fund’s equity allocation is invested in only seven companies. This non-diversification means that the Fund’s performance is highly dependent on the performance of these seven individual companies. Adverse developments affecting even one or two of these companies could significantly harm the Fund’s overall performance. For comparison, the S&P 500® Index comprises 500 companies, and the Nasdaq-100 Index comprises 100 companies, providing substantially greater diversification than the Fund’s seven-company equity allocation.

The consequences of this extreme concentration include:

●	Amplified single-company impact - Poor performance by a single company will have a much greater impact on the Fund (potentially 7% or more of equity assets) than it would in a broadly diversified fund

●	Lack of diversification - The Fund cannot offset losses in one holding with gains in numerous other holdings as a diversified fund can

●	Increased volatility - The Fund will likely experience greater price volatility than more diversified equity funds

●	Event risk - Company-specific events (such as product failures, regulatory actions, management changes, litigation, or earnings disappointments) at any of the seven companies will significantly impact the Fund

Investors should only invest in the Fund if they understand and are comfortable with the risks associated with such non-diversification.

Technology Sector Concentration Risk. All seven of the current top-weighted S&P 500 companies as of May 31, 2025 — Apple, Microsoft, Amazon, Alphabet, Meta, NVIDIA, and Tesla — are technology or technology-enabled companies. This means the Fund’s equity allocation is overwhelmingly focused in the technology sector, exposing the Fund to risks specifically affecting that sector, including:

●	Rapid obsolescence – Technology products and services face intense competition and rapid obsolescence due to technological innovation and changing consumer preferences

●	Regulatory risk – Technology companies face increased global regulatory scrutiny regarding antitrust concerns, data privacy, artificial intelligence regulation, content moderation, tax policy, and market dominance

●	Cybersecurity risk – Technology companies are frequent targets of cyber-attacks, data breaches, and hacking attempts

●	Intellectual property risk – Success depends on protecting proprietary technology, algorithms, and trade secrets

●	Platform risk – Several of these companies operate dominant platforms (iOS/App Store, Google Search, Amazon Marketplace, Facebook/Instagram) that face regulatory and competitive pressures

When the technology sector underperforms, the Fund’s performance will be severely negatively impacted. The Fund may experience significantly greater volatility than funds with broader sector diversification.

Mega-Cap Company Risk. All seven companies in the Fund’s equity allocation are mega-cap companies with market capitalizations exceeding $500 billion (and in some cases exceeding $2 trillion). Mega-cap companies face unique risks including:

●	Market saturation – These companies are so large that finding new growth opportunities becomes increasingly difficult, and their growth rates may slow over time

●	Regulatory scrutiny – Mega-cap companies, particularly in technology, face heightened antitrust scrutiny and regulatory pressure globally, including potential forced divestitures, operational restrictions, or significant fines

●	Lower growth potential – Due to their massive size, these companies may be unable to achieve the high growth rates of smaller companies or to respond quickly to market changes

●	Market expectations – Because these companies are widely followed and heavily analyzed, they face intense pressure to meet earnings expectations, and small disappointments can result in significant stock price declines

●	Index inclusion impact – These companies represent large percentages of major indices, meaning passive flows can significantly impact their stock prices independent of fundamentals

Correlation Risk. The seven companies in the Fund’s equity allocation tend to be highly correlated with one another, meaning their stock prices often move in the same direction simultaneously. This correlation reduces the diversification benefit that might otherwise exist from holding seven separate companies. During market downturns or periods of weakness in the technology sector, all seven stocks may decline simultaneously, providing no offset to losses. Historical correlation among these seven companies has been elevated, particularly during market stress periods. This correlation increases the Fund’s volatility and downside risk.

Growth Stock Risk. The Magnificent 7 are all characterized as growth stocks, meaning they trade at high valuations relative to their current earnings and are priced based on expectations of future earnings growth. Growth stocks are susceptible to:

●	Changes in interest rates (rising rates make future earnings less valuable).

●	Shifts in market sentiment or investor risk appetite.

●	Disappointments in earnings or revenue growth.

●	Changes in future growth expectations.

Growth stocks tend to be more volatile than value stocks and can experience sharp price declines when growth expectations are not met or when market preferences shift toward value stocks. All seven companies trade at premium valuations, making them vulnerable to significant price declines if their growth slows or if valuation multiples contract.

Key Person Risk. Several of the Magnificent 7 companies are closely associated with visionary CEOs (e.g., Elon Musk at Tesla, Mark Zuckerberg at Meta). The departure, death, disability, or negative publicity surrounding these key individuals could adversely affect the performance of these companies’ stocks. The Fund’s concentrated exposure amplifies the risk associated with key personnel.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (“NAV”) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Magnificent 7 target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Underlying Funds to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Underlying Funds may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Underlying Fund selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a RIC, the Fund must satisfy, among other requirements, (i) an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources, (ii) an asset diversification test applied at the end of each quarter, and (iii) annual distribution requirements. The Fund’s investments in Bitcoin ETPs, other ETPs, and investment companies may raise interpretive questions under these tests. If the Fund fails to qualify as a RIC or to make sufficient distributions, the Fund would be subject to federal income tax at regular corporate rates on its taxable income (including net capital gains), distributions to shareholders generally would be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits, the Fund’s after-tax returns and net asset value would be reduced, and shareholders could realize adverse tax consequences, including the loss of the favorable tax treatment generally afforded to RIC distributions.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking deviation from its investment objective than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Concentration Risk. While the Fund may focus on the above sectors, it has not adopted a policy to concentrate its investments in any particular industry or group of industries. However, because the Fund’s equity allocation tracks the composition of the Magnificent 7, the Fund may, at times, be concentrated (i.e., have more than 25% of its net assets invested) in one or more industries to approximately the same extent that the Magnificent 7 constituents are so concentrated. The industries in which the Fund is concentrated at any given time may change as the composition and industry classifications of the Magnificent 7 change. When the Fund is so concentrated, it is more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those industries or groups of related industries than a fund that invests its assets in a more diversified manner.

The industry-specific risks described below are risks to which the Fund may be exposed to the extent the composition of the Magnificent 7 results in the Fund having significant investment exposure to that industry or sector. The industries and sectors to which the Fund has significant exposure, and the extent of that exposure, may change over time as the composition and industry and sector classifications of the Magnificent 7 change.

●	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry can also be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.

●	E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure and on the availability, reliability and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.

●	Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence, and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.

●	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.

●	Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.

●	Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. The Technology Hardware Industry is a separate industry within the Technology Sector.

Limited Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.blockbridgeinvestments.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Exchange is open for business, like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT EACH FUND’S INVESTMENT OBJECTIVE AND STRATEGIES

This section provides additional information about each Fund’s investment objective and principal investment strategies.

Investment Objectives

Fund	Investment Objective
BlockBridge Market Cap Weighted Strategy ETF (the “Market Cap Fund”)	The Market Cap Fund seeks to provide investors with exposure to the investment returns of the largest publicly traded U.S. equities and digital assets by investing its assets in equity securities and exchange-traded products (“ETPs”) comprising the BlockBridge 500TM Index (the “BB 500 Index” or “Index”), a market capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, ranked by market capitalization.
BlockBridge Bitcoin and Large Cap 50/50 Strategy ETF (the “Large Cap Fund”)	The Large Cap Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. large-cap equity market by investing approximately 50% of its assets in Bitcoin and approximately 50% of its assets in securities comprising the BB 500 Index.
BlockBridge Bitcoin and Information Technology 50/50 Strategy ETF (the “Technology Fund”)	The Technology Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. information technology sector by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in equity securities of companies in the information technology sector.
BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF (the “Short Term Income Fund”)	The Short Term Income Fund seeks to provide investors with exposure to the investment returns of Bitcoin while maintaining capital preservation and liquidity for the remaining portfolio allocation. It invests approximately 50% of its assets in tracking the performance of Bitcoin and approximately 50% of its assets in shares of money market funds.
BlockBridge Bitcoin and Gold 50/50 Strategy ETF (the “Gold Fund”)	The Gold Fund seeks to provide investors with exposure to the investment returns of Bitcoin and gold by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in gold through investments in gold-backed exchange-traded funds and related securities.
BlockBridge Bitcoin and Magnificent Stocks 50/50 Strategy ETF (the “Magnificent Fund”)	The Magnificent Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the equity securities of seven leading U.S. companies by market capitalization, collectively referred to as the “Magnificent 7,” by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the Magnificent 7.

While there is no assurance that each Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Funds’ Board of Trustees (the “Board”) may change a Fund’s investment objective or a Fund’s principal investment strategies without a shareholder vote; however, a Fund will provide 60 days’ advance notice to shareholders before implementing a change in a Fund’s investment objective.

Principal Investment Strategies

Market Cap Fund

The Market Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, its assets in equity securities of companies and ETPs included in the BB 500 Index, a market capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, ranked by market capitalization. Unlike the other Funds in this Prospectus, the Market Cap Fund does not employ a 50/50 allocation structure and does not invest exclusively in Bitcoin-related instruments. The Market Cap Fund invests in both equity securities of large-cap U.S. companies and, for digital asset Index constituents, in U.S.-listed ETPs that provide exposure to those assets.

The BlockBridge 500TM Index. The BB 500 Index is a market capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, ranked by market capitalization. The Index is maintained by BB Index Solutions LLC (the “Index Provider”). The Index is designed to measure the combined performance of the largest publicly traded equities and digital assets in the U.S. market. The Index includes equity securities of companies across all major sectors of the U.S. economy, including technology, healthcare, financials, energy, consumer goods, industrials, and utilities, as well as direct blockchain-based digital assets (such as Bitcoin and Ethereum), and equity securities of publicly traded companies that hold significant digital assets on their balance sheets (“Bitcoin Treasury Companies”). As of [date], Bitcoin represents approximately [      ]% of the Index by market capitalization and is the largest digital asset constituent.

The BB 500 Index methodology was developed by the Index Provider. The Index Provider is responsible for the ongoing maintenance, compilation, calculation, and administration of the Index. Real-time index values are provided by FactSet. The Index is unmanaged and cannot be invested in directly. The Index Provider is an affiliate of the Adviser, is under common control with the Adviser, and is an affiliated person of the Trust and the Adviser within the meaning of Section 2(a)(3) of the 1940 Act. This affiliation gives rise to certain conflicts of interest, which, together with the related conflict-mitigation measures, are described under “The Index Provider” in the SAI.

How the Market Cap Fund Invests. Under normal market conditions, the Market Cap Fund invests its assets in equity securities of companies and ETPs included in the BB 500 Index. For equity constituents, the Fund generally holds the securities directly in approximately the same proportion as their weighting in the BB 500 Index. The Market Cap Fund does not invest directly in Bitcoin, Ethereum, or any other cryptocurrency. The Investment Company Act of 1940 (the “1940 Act”) requires registered investment companies to invest primarily in securities, and cryptocurrencies are classified as commodities rather than securities under applicable federal law. Accordingly, for BB 500 Index constituents that are digital assets, the Market Cap Fund gains exposure indirectly by investing in U.S.-listed ETPs, including exchange-traded funds (“ETFs”) registered under the Securities Act of 1933 (the “Securities Act”), that hold the relevant digital asset directly or through other permissible structures. Shares of such ETPs constitute securities under federal securities laws and are eligible investments for a registered investment company. The Market Cap Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and ETPs comprising the BB 500 Index. This policy may be changed by the Board upon at least 60 days’ prior written notice to shareholders.

ETP and ETF Selection Criteria. The Adviser selects ETPs and ETFs (together, the “Underlying Funds”) for inclusion in the Market Cap Fund’s portfolio based on the following criteria: low expense ratios; high trading volume and liquidity; tight bid-ask spreads; low tracking error relative to the applicable digital asset’s spot price; strong custodial arrangements and operational controls; and transparent net asset value calculation methodology. The Adviser will seek to select Underlying Funds with low expense ratios to minimize the impact of the layered fee structure inherent in this approach. The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors and has discretion to adjust Underlying Fund holdings and to add or remove products from the Market Cap Fund’s portfolio without shareholder approval, provided such changes are consistent with the Market Cap Fund’s investment objective and strategies.

Index Replication Strategy. The Market Cap Fund employs a “representative sampling” strategy, meaning it invests in equity securities and Underlying Funds that provide exposure to a sample of the BB 500 Index constituents whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. For equity constituents, the Market Cap Fund generally holds the securities directly in approximately the same proportion as their weighting in the BB 500 Index. For digital asset constituents, the Market Cap Fund invests in U.S.-listed ETPs that provide exposure to those assets. Because U.S.-listed ETPs are not yet available for every digital asset constituent of the Index, the Market Cap Fund may over-weight its exposure to constituents for which liquid U.S. products exist and temporarily under-weight or exclude constituents for which no suitable U.S.-listed product is available, holding cash, cash equivalents, or shares of U.S. government money market funds in lieu of such exposure until an appropriate U.S.-listed product becomes available. The Market Cap Fund may also employ a full replication strategy for equity constituents where complete coverage exists. The Market Cap Fund may sell securities represented in the BB 500 Index in anticipation of their removal from the Index, purchase securities not yet represented in the Index in anticipation of their addition to the Index, and invest in shares of other investment companies, such as ETFs that track a broad segment of the BB 500 Index, as an efficient means of implementing its investment strategy or managing uninvested cash.

Index Reconstitution and Rebalancing. The Adviser rebalances the Market Cap Fund’s portfolio quarterly, in connection with the reconstitution of the BB 500 Index, to reflect changes in Index constituents and weightings. The Adviser may also rebalance between scheduled quarterly dates when a constituent’s weighting deviates materially from its target Index weighting due to price movements or when new U.S.-listed ETPs become available for previously excluded digital asset constituents. Rebalancing activities will generate transaction costs that are borne by the Market Cap Fund and may result in taxable gains to shareholders holding Market Cap Fund shares in taxable accounts.

Concentration Policy. The Market Cap Fund has not adopted a policy to concentrate its investments in any particular industry or group of industries. The BB 500 Index is broadly diversified across 500 large-cap U.S. companies spanning all major sectors of the U.S. economy, and the Market Cap Fund’s equity allocation is therefore not expected to be concentrated in any particular industry or group of industries. Although the Index also includes digital assets, digital assets currently represent a small percentage of the Index by market capitalization, and the Market Cap Fund does not regard digital assets as constituting a single “industry” for purposes of its concentration policy. To the extent digital asset weightings in the Index increase over time due to market capitalization growth, the Market Cap Fund’s exposure to the digital asset sector will increase correspondingly.

Tax Status and Investment Structure. The Market Cap Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. The Market Cap Fund’s strategy of obtaining digital asset exposure exclusively through investments in ETPs and 1940 Act ETFs whose shares constitute securities under federal securities law is designed to ensure that the Market Cap Fund’s income constitutes “qualifying income” for purposes of the RIC qualifying income test. The Market Cap Fund does not invest directly in cryptocurrencies, and does not use derivative instruments, futures contracts, swap agreements, or a Cayman Islands subsidiary. This structure simplifies the Market Cap Fund’s regulatory and tax compliance while achieving meaningful exposure to digital assets as a component of the broader BB 500 Index through the Market Cap Fund’s ETP and ETF holdings.

Information Applicable to all Bitcoin Funds

Bitcoin Exposure (Approximately 50% of Assets)

The Funds obtain their Bitcoin exposure indirectly through investments in Bitcoin Underlying Funds and Bitcoin-correlated equity securities. The Funds do not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the 1940 Act and to maintain the Funds’ qualification for favorable tax treatment as a regulated investment company. The Funds seek exposure to Bitcoin through a combination of:

1.	Bitcoin ETPs and ETFs – The Fund will invest in shares of investment vehicles that hold Bitcoin directly or through other structures. These Bitcoin Underlying Funds are securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin Underlying Funds, although this list may change over time as the Adviser identifies Underlying Funds that meet the Fund’s selection criteria:

Bitcoin ETP Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin Underlying Funds based on several criteria designed to optimize the Funds’ Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser can allocate among multiple Underlying Funds or concentrate in one or more Underlying Funds based on the above factors. The Adviser has discretion to adjust Underlying Fund holdings and to add or remove Underlying Funds from the Funds’ portfolio without shareholder approval, provided such changes are consistent with each Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of each Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Bitcoin ETPs or index-tracking investments, and when such investments would provide complementary Bitcoin-correlated exposure consistent with the Fund’s investment objective. For purposes of this strategy, “Bitcoin-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of Bitcoin. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s Bitcoin holdings relative to its total assets, (ii) the percentage of the issuer’s revenue or earnings derived from Bitcoin-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of Bitcoin. An issuer is not considered Bitcoin-correlated for purposes of this strategy merely because it operates in the broader blockchain or digital asset industry. Each Fund may invest in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. Examples of issuers that may meet these criteria include, but are not limited to:

○	Bitcoin treasury companies, which hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset. An example is MicroStrategy Incorporated (“MicroStrategy”), a business intelligence software company that holds a significant amount of Bitcoin on its balance sheet and files reports with Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For purposes of this strategy, the Adviser considers an issuer to hold a “significant amount” of Bitcoin on its balance sheet if the fair market value of the issuer’s Bitcoin holdings represents at least 20% of the issuer’s total assets or at least 10% of the issuer’s total enterprise value, in each case determined at the time of the Fund’s investment. The Adviser retains discretion in applying these thresholds and may consider additional factors, including the issuer’s publicly stated treasury policy regarding Bitcoin.

○	Bitcoin mining companies, which derive revenue from validating Bitcoin transactions and earning newly issued Bitcoin as compensation.

○	Digital asset trading platforms, which operate marketplaces for buying, selling, and trading Bitcoin and other digital assets and derive significant revenue from trading activity in Bitcoin and other digital assets.

○	Blockchain infrastructure companies, which provide hardware, software, or network infrastructure used to support the Bitcoin blockchain, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Payment processors that facilitate the use of Bitcoin or other digital assets to effect payments and derive revenue from Bitcoin-related payment activity, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

○	Digital asset custody providers, which offer institutional custody services for Bitcoin and other digital assets, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of Bitcoin.

The Fund purchases Bitcoin-correlated equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of Bitcoin treasury companies, in each case where the instrument satisfies the Fund’s Bitcoin-correlation criteria described above. The Fund does not anticipate investing in primary offerings of Bitcoin-correlated securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of each Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

Large Cap Fund

Under normal market conditions, the Large Cap Fund invests approximately 50% of its assets in equity securities of Underlying Funds that track the BB 500 Index or in equity securities of companies included in the BB 500 Index.

The BB 500 Index is a proprietary market capitalization-weighted index of the 500 largest publicly traded U.S. companies and digital assets, designed to measure the performance of the large-cap segment of the combined U.S. equity and digital asset markets. The Index is maintained by BB Index Solutions LLC (the “Index Provider”). Constituents are ranked by market capitalization and include common stocks of large-cap U.S. issuers as well as blockchain-native digital assets and publicly traded companies whose primary assets consist of digital assets (“Bitcoin Treasury Companies”). As of [date], large-cap equity securities represented approximately [      ]% of the Index by market capitalization, with cryptocurrency and Bitcoin Treasury Company constituents comprising the remainder.

The Large Cap Fund attempts to replicate its Index allocation by holding each constituent in approximately the same proportion as its weighting in the Index. The Fund employs a “full replication” strategy, meaning it generally holds all 500 Index constituents in proportion to their index weightings. The Large Cap Fund may occasionally hold slightly more or fewer constituents than the Index due to corporate actions, rebalancing, or operational considerations.

The Large Cap Fund may:

●	Sell securities represented in the Index in anticipation of their removal from the Index.

●	Purchase securities not yet represented in the Index in anticipation of their addition to the Index.

●	Invest in securities of other investment companies, such as Underlying Funds that track the Index or its components, as an efficient means of implementing its investment strategy or managing uninvested cash.

The Adviser will rebalance the Large Cap Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% BB 500 Index allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will generate transaction costs that are borne by the Large Cap Fund and may result in taxable gains to shareholders holding Large Cap Fund shares in taxable accounts.

The BB 500 Index methodology was developed by the Index Provider. The Index Provider is responsible for the ongoing maintenance, compilation, calculation, and administration of the Index. Real-time index values are provided by FactSet. The Index is unmanaged and cannot be invested in directly. The Index Provider is an affiliate of the Adviser, is under common control with the Adviser, and is an affiliated person of the Trust and the Adviser within the meaning of Section 2(a)(3) of the 1940 Act. This affiliation gives rise to certain conflicts of interest, which, together with the related conflict-mitigation measures, are described under “The Index Provider” in the SAI.

Technology Fund

The Technology Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments (consisting of Bitcoin ETFs, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin) and (ii) equity securities of companies in the information technology sector, as well as in instruments that provide investment exposure to such securities. For purposes of this policy, the Adviser considers a company to be in the information technology sector if (a) it is classified in the Information Technology sector under the Global Industry Classification Standard (GICS) or a comparable sector-classification system, or (b) at least 50% of the company’s revenues, profits, or assets are derived from, or attributable to, the design, development, manufacture, sale, licensing, or servicing of information technology products or services, including software, internet services and infrastructure, semiconductors and semiconductor equipment, IT services, communications equipment, electronic equipment, computer hardware, and related technology products and services. This policy may be changed by the Board upon at least 60 days’ prior written notice to shareholders.

The Technology Fund’s investment in information technology equity securities is designed to provide exposure to companies positioned to benefit from technological innovation, productivity gains, digitization of the economy, and the growth of software, semiconductors, internet services and infrastructure, and related technology products and services. The Adviser constructs the Technology Fund’s equity allocation across the market-capitalization spectrum, with an emphasis on large-capitalization issuers for liquidity and stability, and may include mid- and small-capitalization issuers where the Adviser believes the risk/return profile is attractive. The Adviser may gain exposure to the information technology sector directly through equity securities of individual issuers and indirectly through shares of exchange-traded funds and other investment companies that provide exposure to the information technology sector, including broad-based information technology sector ETFs and ETFs focused on subsectors such as software, semiconductors, or internet services. The Adviser employs both fundamental and quantitative analysis to select information technology issuers and ETFs, evaluating factors including business model durability, competitive positioning, revenue and earnings trajectories, balance-sheet strength, management quality, and valuation.

Short Term Income Fund

The Short Term Income Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments (consisting of Bitcoin ETFs, Bitcoin-correlated securities, Bitcoin-linked securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin, as described above) and (ii) shares of money market funds registered under the 1940 Act and other short-term income investments (including ultra-short duration ETFs and U.S. Treasury bills), as described below. This policy may be changed by the Board of Trustees upon at least 60 days’ prior written notice to shareholders.

The Short Term Income Fund’s investment in money market funds is designed to provide capital preservation, liquidity, and income generation while maintaining minimal volatility for this portion of the portfolio.

Short Term Income Fund Selection: The Fund will invest in one or more of the following types of money market funds:

1.	Government Money Market Funds - Funds that invest at least 99.5% of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by government securities. These funds are considered to have the lowest credit risk among money market fund categories.

2.	Prime Money Market Funds - Funds that invest in high-quality, short-term debt obligations issued by U.S. and foreign corporations, banks, and other entities, as well as U.S. government securities. Prime funds typically offer higher yields than government or treasury funds but involve slightly greater credit risk.

The Adviser will select money market funds based on several criteria, including:

●	Credit quality - Preference for funds with high credit ratings and strong credit profiles

●	Expense ratios - Focus on institutional share classes or low-cost share classes to minimize the double-layer fee impact

●	Yield - Comparison of current yields among comparable money market fund options

●	Stability - Track record of maintaining stable net asset value per share

●	Liquidity - Daily liquidity and same-day settlement capabilities

●	Regulatory structure - Preference for funds operating under SEC Rule 2a-7, which imposes strict quality, maturity, diversification, and liquidity requirements

The Adviser has discretion to allocate the money market fund portion of the portfolio among money market funds based on:

●	Relative yield differentials

●	Credit market conditions

●	Liquidity needs of the Fund

●	Risk tolerance considerations

●	Changes in regulatory requirements

The Adviser may concentrate the money market allocation entirely in one type of money market fund (e.g., government funds) or may diversify across multiple types and multiple fund providers.

The Short Term Income Fund may hold the money market exposure through:

●	Direct investment in shares of individual money market funds

●	Investment in ultra-short duration ETFs that hold money market fund shares, government securities, or other cash-like securities.

Direct investment in U.S. Treasury bills or other government securities (though the Fund primarily expects to use money market funds)

Gold Fund

Under normal market conditions, the Fund invests approximately 50% of its assets in shares of Gold Companies and Gold ETPs that hold physical gold bullion or provide exposure to gold prices. The Fund’s investment in gold is designed to provide exposure to an alternative asset class that has historically served as a store of value, inflation hedge, and portfolio diversifier. Gold ETPs are registered under the Securities Act only; unlike ETFs registered under the 1940 Act, Gold ETPs are not registered as investment companies under the 1940 Act, and the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Gold ETPs, including protections relating to asset diversification, limits on leverage, custody of assets, affiliated transactions, and independent board oversight.

The Fund does not purchase, store, or hold physical gold bullion directly. All gold exposure is obtained through ETPs or equity securities of gold-related companies. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company.

For purposes of the Gold Fund’s 80% policy, a “Gold Company” is a company that, at the time of the Gold Fund’s investment, satisfies at least one of the following criteria: (i) at least 50% of its revenue or earnings is derived from gold-related activities; (ii) at least 50% of its total assets consists of gold, gold-related assets, or interests in gold production; or (iii) gold-related activities constitute its primary business. “Gold-related activities” means activities materially tied to gold production, including the exploration, mining, refining, production, processing, financing, streaming, royalty arrangements with respect to, or direct holding of gold.

Gold is a precious metal that has been highly valued throughout human history as a monetary asset, a store of value, and a safe haven investment. Unlike financial assets such as stocks or bonds, gold does not generate income through dividends or interest payments. Instead, gold’s investment return comes entirely from price appreciation or depreciation. Investors often seek gold during periods of:

●	Inflation or Currency Devaluation - Gold is viewed as a hedge against inflation and declining currency values

●	Economic Uncertainty - Gold often performs well during recessions, financial crises, or geopolitical instability

●	Low or Negative Real Interest Rates - When interest rates are below inflation rates, the opportunity cost of holding non-yielding gold is reduced

●	Equity Market Volatility - Gold has historically shown low or negative correlation with stocks, providing diversification benefits

●	Geopolitical Tensions - Gold serves as a safe haven during international conflicts or political instability

The Gold Fund obtains gold exposure by investing in exchange-traded products that physically hold gold bullion in secure vaults (“Gold ETPs”). Gold ETPs are registered under the Securities Act only; unlike ETFs registered under the 1940 Act, Gold ETPs are not registered as investment companies, and the Gold Fund and its shareholders will not have the protections of the 1940 Act with respect to the Gold Fund’s investments in Gold ETPs, including protections relating to asset diversification, limits on leverage, custody of assets, affiliated transactions, and independent board oversight. Gold ETPs typically:

●	Hold physical gold bars (usually 400-ounce London Good Delivery bars) stored in secure vaults

●	Issue shares representing fractional ownership interests in the gold holdings

●	Are structured as grantor trusts or similar pass-through vehicles

●	Charge management fees to cover storage, insurance, and administrative costs

●	Allow investors to gain gold exposure without directly purchasing, storing, or insuring physical gold

●	Provide daily liquidity through exchange trading

The Gold Fund may invest in one or more of the following Gold ETPs, although this list may change over time as the Adviser identifies Gold ETPs that meet the Fund’s selection criteria:

Gold ETP Name	Exchange	Ticker Symbol

SPDR Gold Shares	NYSE Arca	GLD

iShares Gold Trust	NYSE Arca	IAU

Aberdeen Standard Physical Gold Shares ETF	NYSE Arca	SGOL

GraniteShares Gold Trust	NYSE Arca	BAR

The Adviser can allocate among multiple ETPs or concentrate in one or more ETPs based on the below factors. The Adviser may concentrate the Gold Fund’s gold allocation in one or two of these dominant ETFs or may diversify across multiple Gold ETPs.

The Adviser selects Gold ETPs based on several criteria designed to optimize the Gold Fund’s gold exposure while minimizing costs and tracking error, including:

●	Low expense ratios - Prioritizing funds with expense ratios below 0.25% to minimize the cost of obtaining gold exposure

●	High trading volume and liquidity - Ensuring tight bid-ask spreads and the ability to execute large trades efficiently

●	Tight bid-ask spreads - Minimizing transaction costs when buying or selling ETF shares

●	Low tracking error relative to gold spot prices - Selecting funds that closely track the London Gold Price (formerly London Gold Fix)

●	Strong custodial arrangements - Preference for funds using reputable custodians with secure vault facilities and comprehensive insurance

●	Transparent holdings and auditing - Funds that provide regular bar lists and independent audits of physical gold holdings

●	Tax efficiency - Consideration of the ETF’s tax structure and treatment for investors

Gold-Related Equity Securities (Optional Strategy): Up to 25% of the Gold Fund’s total assets may be invested in this strategy. The Adviser will employ this strategy at its discretion when, in the Adviser’s judgment, the risk/return profile of such investments is favorable relative to Gold ETPs or direct gold exposure, and when such investments would provide complementary gold-correlated exposure consistent with the Gold Fund’s investment objective. For purposes of this strategy, “gold-correlated” means that the issuer’s stock price exhibits a statistically significant correlation to the price of gold. In selecting investments for this strategy, the Adviser evaluates each issuer based on (i) the size of the issuer’s gold-related assets, reserves, or production relative to its total assets or production base, (ii) the percentage of the issuer’s revenue or earnings derived from gold-related activities, and (iii) the historical price correlation between the issuer’s stock and the price of gold. An issuer is not considered gold-correlated for purposes of this strategy merely because it operates in the broader mining or precious-metals industry. The Gold Fund may invest in equity securities of companies engaged in gold mining, refining, production, or related activities. Examples of issuers that may meet these criteria include, but are not limited to:

●	Senior gold mining companies, which are large-capitalization producers that operate multiple established mines across one or more jurisdictions and generate substantially all of their revenue from the mining, refining, and sale of gold, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold

●	Junior gold mining companies, which are smaller-capitalization explorers and developers focused primarily on the identification, development, and extraction of gold resources, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold

●	Gold streaming and royalty companies, which provide financing to gold-mining operations in exchange for the right to purchase a specified portion of future gold production at predetermined prices or to receive royalty payments based on gold production, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold

●	Precious metals mining companies, which are diversified mining companies that produce gold together with other precious metals (such as silver, platinum, or palladium) and derive a significant portion of their revenue from gold production, in each case only if the company’s stock price demonstrates a statistically significant correlation to the price of gold

The Fund purchases gold-related equity securities primarily in the secondary market at prevailing market prices through national securities exchanges or over-the-counter markets. This strategy applies to equity securities, as well as to debt and preferred shares of gold-related companies, in each case where the instrument satisfies the Fund’s gold-correlation criteria described above. The Fund does not anticipate investing in primary offerings of gold-related securities, except in limited circumstances consistent with applicable law and the Fund’s investment guidelines.

Gold mining equities are securities that provide leveraged exposure to gold prices (mining company stocks typically move more than gold prices in percentage terms). However, gold mining companies face operational, financial, and company-specific risks that can cause their stock prices to diverge from the price of gold. The Adviser may use gold-related equity securities to enhance returns, provide additional diversification, or satisfy regulatory requirements related to maintaining sufficient securities holdings for the Gold Fund’s tax status.

The Gold Fund does not purchase, store, or hold physical gold bullion directly. All gold exposure is obtained through ETFs or equity securities of gold-related companies. This structure is designed to comply with the 1940 Act and to maintain the Gold Fund’s qualification for favorable tax treatment as a regulated investment company.

Magnificent Fund

The Magnificent Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of (i) Bitcoin-related investments (consisting of Bitcoin ETFs, Bitcoin-correlated equity securities, and other instruments providing investment exposure to Bitcoin or the price of Bitcoin, as described above) and (ii) equity securities of the Magnificent 7 companies and ETFs that provide concentrated exposure to those companies, as described below. This policy may be changed by the Board upon at least 60 days’ prior written notice to shareholders.

Under normal market conditions, the Magnificent Fund invests approximately 50% of its assets in the equity securities of seven leading U.S. companies, collectively referred to as the “Magnificent 7.” These companies represent some of the largest, most innovative, and most influential technology and growth companies in the U.S. equity market. Currently, the Magnificent 7 consists of the following seven companies:

1.	Apple Inc. (AAPL) - Consumer electronics, software, and services

2.	Microsoft Corporation (MSFT) - Software, cloud computing, and technology services

3.	Amazon.com, Inc. (AMZN) - E-commerce, cloud computing, and digital services

4.	Alphabet Inc. (GOOGL/GOOG) - Internet search, advertising, and cloud computing

5.	Meta Platforms, Inc. (META) - Social media, virtual reality, and digital advertising

6.	NVIDIA Corporation (NVDA) - Graphics processing units and artificial intelligence chips

7.	Tesla, Inc. (TSLA) – Electric vehicles, energy storage, and clean energy technology

As of May 1, 2026, these seven companies have been leaders in driving U.S. equity market performance. Dominant market positions, significant technological innovation, global scale, and strong cash flow generation are key characteristics of these companies.

The Magnificent Fund may hold the Magnificent 7 companies using either:

1.	Equal-Weight Approach - Each of the seven companies represents approximately 1/7th (approximately 14.3%) of the equity allocation, or approximately 7.1% of total Magnificent Fund assets. This approach provides balanced exposure across all seven companies regardless of their relative market capitalizations.

2.	Modified Market Capitalization-Weight Approach - The companies are held in proportion to their relative market capitalizations, similar to how they are weighted in the S&P 500® Index or Nasdaq-100 Index®. This approach provides greater exposure to the largest companies within the group.

3.	Hybrid or Tactical Approach - The Adviser may use a combination of weighting methodologies or tactically adjust weights based on market conditions, valuation considerations, or other factors.

The Adviser has discretion to determine the weighting methodology used and to adjust the methodology over time without shareholder approval, provided such changes are consistent with the Magnificent Fund’s investment objective and strategies.

While the Magnificent Fund currently invests in the seven companies listed above, the Adviser has discretion to modify the composition of the Magnificent 7 holdings if one or more of these companies experiences significant adverse developments (such as bankruptcy, delisting, loss of market position, or other material changes) or if other companies emerge as appropriate substitutes. The Adviser does not anticipate frequent changes to the composition but maintains flexibility to respond to market developments. Any changes to the composition will be made in accordance with the Magnificent Fund’s investment objective and strategies.

The Magnificent Fund may hold the Magnificent 7 companies through:

●	Direct investment in the common stock of each company.

●	Investment in ETFs that provide concentrated exposure to these companies.

●	A combination of direct holdings and ETF investments.

The Magnificent Fund is classified as non-diversified and will be highly concentrated in a small number of securities. The Magnificent Fund will focus (i.e., invest more than 25% of its assets) in the technology sector.

ADDITIONAL INFORMATION ABOUT RISKS

Principal Risk Factors

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in a Fund’s investment portfolio, national and international economic conditions, and general market conditions. You may lose money on your investment in a Fund, or a Fund could underperform other investment companies.

The following factors can significantly affect a Fund’s performance.

Risk Category & Name	Market Cap Fund	Large Cap Fund	Magnificent Fund	Short Term Income Fund	Gold Fund	Technology Fund
BITCOIN RISKS (HIGHEST PRIORITY)
Bitcoin Risk	X	X	X	X	X	X
Bitcoin Regulatory Risk		X	X	X	X	X
Digital Asset Trading Platform Risk		X	X	X	X	X
Bitcoin ETP Risk		X	X	X	X	X
Bitcoin ETF Tracking Risk		X	X	X	X	X
Underlying Fund Selection and Significant Exposure Risk		X	X	X	X	X
Indirect Bitcoin Custody Risk		X	X	X	X	X
Lack of Direct Bitcoin Ownership Risk		X	X	X	X	X
Bitcoin-Correlated Equity Securities Risk		X	X	X	X	X
Cryptocurrency Market Volatility Risk	X	X	X	X	X	X
Cryptocurrency Regulatory Risk	X
ETP Premium/Discount and Tracking Risk	X
Indirect Crypto Custody Risk	X
Lack of Direct Crypto Ownership Risk	X

EQUITY-RELATED RISKS
Equity Risk	X	X	X			X
Large-Cap Company Risk	X	X				X
Mega-Cap Company Risk			X
Sector Risk			X			X
Technology Sector Concentration Risk			X			X
Information Technology Sector Risk						X
Concentration Risk	X
Growth Stock Risk			X
Index Tracking Risk	X	X
Correlation Risk			X
Key Person Risk			X
Consumer Goods and Services Companies Risk
Concentration Policy Risk		X

SHORT TERM INCOME RISKS
Money Market Fund Investment Risk				X
Low or Negative Yield Risk				X
Government Money Market Fund Risk				X
Prime Money Market Fund Risk				X

FIXED INCOME RISKS
Interest Rate Risk				X
Credit Risk				X
Prepayment Risk				X
Extension Risk				X

Risk Category & Name	Market Cap Fund	Large Cap Fund	Magnificent Fund	Short Term Income Fund	Gold Fund	Technology Fund
Income Risk				X
Treasury Obligations Risk				X
U.S. Government Obligations Risk				X
Variable and Floating Rate Instrument Risk				X
When-Issued and Delayed Delivery Securities Risk				X
Repurchase Agreements Risk				X
Foreign Exposure Risk				X
Mortgage- and Asset-Backed Securities Risks				X

COMMODITY & GOLD RISKS
No Income Generation Risk					X
Gold Price Volatility Risk					X
Gold ETP Tracking Risk					X
Gold ETP Risk					X
Factors Affecting Gold Prices Risk					X
Gold Mining Equity Securities Risk					X
Gold Performance Risk					X

GLD-SPECIFIC RISKS
GLD Trading Risk					X
Indirect Investment in GLD					X

ACQUIRED FUND FEES
Acquired Fund Fees and Expenses Risk	X	X	X	X	X	X
Acquired Fund Fees and Expenses (Money Market Layer)				X

STRUCTURAL/OPERATIONAL RISKS
Rebalancing Risk		X	X	X	X	X
Asymmetric Volatility Profile Risk				X
Non-Diversification Risk		X	X	X	X	X
High Valuation Risk						X
Index Sampling Risk	X
Management Risk		X	X	X	X	X
Passive Investment Risk	X
New Fund Risk	X	X	X	X	X	X
Tax Risk	X	X	X	X	X	X

ETF STRUCTURE & TRADING RISKS
ETF Structure and Trading Risks	X	X	X	X	X	X
Absence of an Active Market Risk	X	X	X	X	X	X

Risk Category & Name	Market Cap Fund	Large Cap Fund	Magnificent Fund	Short Term Income Fund	Gold Fund	Technology Fund
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X	X
Cash Transaction Risk	X	X	X	X	X	X
Cost of Buying or Selling Shares Risk	X	X	X	X	X	X
Fluctuation in NAV Risk	X	X	X	X	X	X
Trading Issues Risk	X	X	X	X	X	X

Note: This chart identifies the principal risks associated with each Fund in the Bergstrom Financial Group Trust. All Funds share common Bitcoin and cryptocurrency-related risks due to their 50% allocation to Bitcoin exposure through Bitcoin ETFs. The non-Bitcoin component of each Fund determines the additional risks specific to that Fund.

OTHER (NON-PRINCIPAL) INVESTMENT STRATEGIES AND RELATED RISKS

This section describes certain investment strategies and related risks that are not principal investment strategies of the Funds. The investments described below are permitted investments for each Fund (other than the Market Cap Fund, as noted) but are not expected to represent a significant component of any Fund’s portfolio under normal market conditions. The risks associated with these non-principal strategies are in addition to, not in place of, the principal risks described in each Fund’s summary prospectus and in the principal risk discussion below.

Bitcoin Futures Contracts

Each of the 50/50 Strategy Funds (i.e., all Funds other than the BlockBridge Market Cap Weighted Strategy ETF) may, as a non-principal investment strategy, invest in Bitcoin futures contracts traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), including the Chicago Mercantile Exchange (“CME”). Bitcoin futures contracts are standardized agreements to buy or sell Bitcoin at a specified price on a specified future date. Unlike the Funds’ primary Bitcoin exposure strategy — which is obtained through investments in Bitcoin ETPs and ETFs that hold Bitcoin directly — Bitcoin futures contracts do not involve direct or indirect ownership of Bitcoin; they are derivative instruments whose value is derived from the anticipated future price of Bitcoin.

The Funds will employ this strategy only at the Adviser’s discretion and only when, in the Adviser’s judgment, Bitcoin futures represent a more cost-effective, liquid, or operationally efficient means of obtaining incremental Bitcoin exposure than the Fund’s primary Bitcoin ETP strategy, or when the Adviser determines that a temporary allocation to futures is consistent with the Fund’s investment objective and in the best interests of shareholders. In no event will a Fund’s aggregate investments in Bitcoin futures contracts, Bitcoin options, and other non-principal Bitcoin exposure instruments described in this section exceed 15% of that Fund’s total assets.

Bitcoin futures contracts are settled in cash; no actual Bitcoin is delivered at settlement. CME Bitcoin futures contracts are based on the CME CF Bitcoin Reference Rate, a once-daily benchmark price for Bitcoin denominated in U.S. dollars. Because futures contracts expire on fixed dates, a Fund seeking ongoing futures exposure must “roll” expiring contracts into new contracts, which involves selling the expiring contract and purchasing a new contract with a later expiration date. In markets where longer-dated futures trade at higher prices than shorter-dated futures (a condition known as “contango”), rolling may result in a negative roll yield — meaning the Fund receives less value from the expiring contract than it pays for the new contract — which can cause the Fund’s returns to underperform the spot price of Bitcoin over time. Conversely, in backwardated markets (where longer-dated futures trade below shorter-dated futures), rolling may produce a positive roll yield.

Bitcoin Futures Risk. Bitcoin futures contracts are subject to all of the Bitcoin-related risks described in the principal risk section of this Prospectus, including Bitcoin price volatility, Bitcoin regulatory risk, and cryptocurrency market volatility risk. In addition, investments in Bitcoin futures contracts are subject to the following risks:

●	Leverage Risk. Futures contracts typically require only a small initial margin deposit relative to the notional value of the contract, meaning that even a small adverse move in Bitcoin prices can result in losses substantially larger than the initial margin. A Fund’s losses on a futures position are theoretically unlimited.

●	Margin and Liquidity Risk. A Fund that holds Bitcoin futures contracts must maintain sufficient margin with its futures commission merchant (“FCM”). If the Fund is required to post additional margin and is unable to do so, the position may be liquidated at a loss. During periods of market stress, liquidity in Bitcoin futures markets may be reduced, making it difficult or impossible to close or roll a futures position at a favorable price.

●	Basis Risk. The price of a Bitcoin futures contract may not move in perfect correlation with the spot price of Bitcoin. Differences between the futures price and the spot price, known as “basis,” can fluctuate and may cause a Fund’s performance to deviate from that of an equivalent investment in Bitcoin spot ETPs.

●	Roll Cost Risk. A Fund holding Bitcoin futures must periodically roll its contracts, as described above. Roll costs, including transaction costs and any negative roll yield in contango markets, will reduce the Fund’s returns relative to a direct investment in Bitcoin or a Bitcoin ETP.

●	CFTC Regulatory Risk. Bitcoin futures are regulated by the CFTC. Changes in CFTC regulations, position limits, margin requirements, or other regulatory requirements applicable to Bitcoin futures could adversely affect a Fund’s ability to use futures as part of its investment strategy or increase the cost of doing so.

●	Counterparty and FCM Risk. A Fund’s Bitcoin futures positions are held through an FCM. If the FCM becomes insolvent or fails to perform its obligations, a Fund could suffer losses. Although futures contracts traded on U.S. exchanges are subject to exchange clearinghouse guarantees that reduce (but do not eliminate) this risk, a Fund could still face losses if the clearinghouse or the FCM fails.

Bitcoin Options

Each of the 50/50 Strategy Funds may also, as a non-principal investment strategy and subject to the aggregate 15% limit described above, invest in options on Bitcoin or on Bitcoin futures contracts. A call option gives the holder the right, but not the obligation, to buy Bitcoin or a Bitcoin futures contract at a specified price (the “strike price”) before or at expiration. A put option gives the holder the right, but not the obligation, to sell Bitcoin or a Bitcoin futures contract at the strike price before or at expiration. Options may be used to obtain Bitcoin exposure, to hedge against adverse Bitcoin price movements, or to generate income through covered call strategies.

Options on Bitcoin futures are currently available on the CME. The Funds do not currently intend to invest in over-the-counter Bitcoin options, which are not subject to exchange or clearinghouse oversight and carry additional counterparty risk.

Bitcoin Options Risk. In addition to the Bitcoin-related risks described in the principal risk section, investments in Bitcoin options are subject to the following risks:

●	Expiration Risk. An option that is not exercised before its expiration date expires worthless, and a Fund that has paid a premium for the option will lose that premium in its entirety. This risk is particularly pronounced for out-of-the-money options, which require a significant move in Bitcoin prices before the option has intrinsic value.

●	Volatility Risk. The value of Bitcoin options is significantly affected by the implied volatility of Bitcoin prices. If implied volatility declines, the value of options held by a Fund may decline even if Bitcoin prices move in the anticipated direction.

●	Leverage Risk. Like futures, options provide leveraged exposure to Bitcoin price movements, meaning losses can be substantial relative to the premium paid (for purchased options) or, in the case of written options, potentially unlimited (for uncovered written call options).

Other Bitcoin-Linked Instruments

As the market for Bitcoin-related financial products continues to develop, other instruments providing exposure to Bitcoin prices may become available to registered investment companies in the future. Subject to the aggregate 15% limit and applicable law, each 50/50 Strategy Fund may invest in such instruments as they become available if the Adviser determines that they are consistent with a Fund’s investment objective and legal requirements. As of the date of this Prospectus, no other Bitcoin-linked instruments beyond those described above are expected to be utilized by the Funds.

Bitcoin Risk. The Bitcoin network has a relatively short history compared to traditional commodities and currencies. There is no assurance that use or acceptance of Bitcoin will continue to grow. A contraction in use or adoption of Bitcoin may result in increased volatility or a reduction in the price of Bitcoin, which would likely hurt the value of the Shares. Sales of newly created or “mined” Bitcoin may cause the price of Bitcoin to decline, which could negatively affect an investment in the Shares. Bitcoin trading prices experience high levels of volatility, and in some cases, such volatility has been sudden and extreme. Due to such volatility, Shareholders could lose all or substantially all of the Bitcoin component of their investment in the Fund in a very short period, even within the course of one day. Shareholders who invest in the Fund should actively monitor their investments. The Bitcoin network could cease to be a focal point for developer activity. There is no assurance that the most active developers who participate in monitoring and upgrading the software protocols on which the Bitcoin network is based will continue to do so in the future, which could damage the network or reduce Bitcoin’s competitiveness with competing digital assets or blockchain protocols. Disruptions at Bitcoin spot markets and in the Bitcoin futures markets could adversely affect the availability or price of Bitcoin.

From time to time, developers may suggest changes to the Bitcoin software. If a sufficient number of users and miners opt not to adopt the changes, a new digital asset may be created that operates on an earlier version of the Bitcoin software. This is often referred to as a “fork.” Bitcoin has been forked numerous times to launch new digital assets. Additional hard forks of the Bitcoin blockchain could impact demand for Bitcoin or other digital assets, potentially adversely affecting the Fund’s Bitcoin futures. A fork in the Bitcoin network could adversely affect the market for Bitcoin futures in which the Fund invests, and therefore, the Fund’s investment.

Bitcoin trading platforms and other trading venues where bitcoin trades are relatively new and, in most cases, largely unregulated, which may therefore be more exposed to fraud and failure than established, regulated exchanges for securities and derivatives. Bitcoin trading platforms have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers, or malware, which may also affect the price of bitcoin and thus the Fund’s indirect investment in bitcoin. All networked systems are vulnerable to various kinds of attacks. Like any computer network, the Bitcoin network has certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the “hash” rate, or the amount of computing and process power being contributed to the network through mining, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. A small number of holders may hold a significant portion of bitcoin, sometimes referred to as “whales.” These holders can manipulate the price of Bitcoin. As a digital asset, bitcoin is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the Bitcoin protocols.

The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of Bitcoin and Bitcoin Futures and, therefore, the value of an investment in the Fund. Additionally, the Bitcoin network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin network. Any technical disruptions or regulatory limitations that affect Internet access may hurt the Bitcoin network, the price of Bitcoin, Bitcoin Futures, and the value of an investment in the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and evolving, which could negatively impact the Fund’s investments and ability to achieve its investment objective. Bitcoin and digital assets operate in a rapidly evolving regulatory environment, where multiple federal agencies assert jurisdiction over different aspects of digital assets, creating uncertainty and a potential for conflicting interpretations that could adversely affect Bitcoin markets and the Underlying Funds in which the Fund invests. Federal, state, or foreign governments could impose restrictions or outright prohibitions on the acquisition, ownership, use, transfer, or redemption of Bitcoin, including banning transactions, prohibiting financial institutions from facilitating Bitcoin-related activities, or imposing transaction taxes or capital controls, any of which could cause Bitcoin prices to decline substantially and significantly harm the Fund’s performance. Changes in laws or regulations could adversely affect the Underlying Funds by imposing additional compliance burdens, operational restrictions, increased costs, new custody or security requirements, or changes to tax treatment, or, in extreme cases, could result in Underlying Funds being delisted from exchanges or forced to liquidate their holdings at unfavorable prices. Regulatory actions against Bitcoin ecosystem participants such as digital asset trading platforms, custodians, miners, and payment processors could disrupt Bitcoin markets, reduce trading volume, impair price discovery, affect Bitcoin network functionality, slow mainstream adoption, or disrupt the operations of the Underlying Funds. International regulatory developments, including restrictions in major economies or coordinated international regulatory action, could reduce global Bitcoin demand and liquidity even if U.S. regulations remain favorable, and regulatory uncertainty may discourage institutional adoption, limit the development of Bitcoin-related financial products, or result in reduced market liquidity, all of which could negatively impact the Fund’s investments in Underlying Funds and its ability to achieve its investment objective.

Digital Asset Trading Platform Risk. The Fund’s Bitcoin-related investments depend in significant part on digital asset trading platforms (sometimes referred to as cryptocurrency trading platforms), which are venues at which Bitcoin and other digital assets are bought, sold, and traded. Digital asset trading platforms operate in a fragmented market that lacks the uniform federal regulatory oversight that applies to national securities exchanges registered under the Exchange Act. In the United States, digital asset trading platforms are generally subject to inconsistent state-level regulation, including state money transmitter regimes; platforms based outside the United States are subject to varying foreign regulatory regimes, many of which are still evolving. This regulatory fragmentation creates meaningful gaps in investor protection, market surveillance, and operational oversight that do not exist in traditional securities markets, and as a result these platforms face heightened operational risks, including the potential for service disruptions, cybersecurity incidents, custodial failures, market manipulation, and insolvency. Several prominent digital asset trading platforms have failed, been subject to fraud, or entered bankruptcy proceedings in recent years, in some cases resulting in significant losses to customers and substantial disruptions to Bitcoin markets.

Digital asset trading platforms have been, and may in the future be, the subject of regulatory enforcement actions, fraud investigations, or civil or criminal proceedings brought by the SEC, the CFTC, the Department of Justice, the Financial Crimes Enforcement Network, or state regulators, that could disrupt their operations, cause Bitcoin prices to decline, or reduce the liquidity or reliability of Bitcoin markets more generally. Because Bitcoin trading volume is concentrated across a small number of platforms, adverse developments affecting even a single major platform could have an outsized impact on Bitcoin price discovery and market liquidity, and could impair the ability of the Underlying Funds in which the Fund invests to accurately price their Bitcoin holdings, process creations and redemptions, or maintain orderly operations. Any such disruption could adversely affect the value of the Fund’s Bitcoin-related investments and the Fund’s ability to achieve its investment objective.

Bitcoin ETP Risk. The Fund invests a substantial portion of its Bitcoin exposure in Bitcoin ETPs that hold Bitcoin directly. Unlike ETFs that are registered under the 1940 Act, Bitcoin ETPs are registered only under the Securities Act and are not registered as investment companies under the 1940 Act. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Bitcoin ETPs, including protections regarding asset diversification, leverage limits, asset custody, affiliated transactions, and independent board oversight. Because Bitcoin ETPs operate outside the 1940 Act framework, they are not subject to the same governance, transparency, and investor protection requirements that apply to registered investment companies, and the Fund has limited ability to influence or monitor the operations, custody practices, or management decisions of the Bitcoin ETPs in which it invests.

Investments in Bitcoin ETPs are subject to additional risks, including: (i) the risk that Bitcoin ETP shares may trade at a premium or discount to the net asset value of the underlying Bitcoin held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares, with premiums and discounts potentially widening significantly during periods of market stress or reduced liquidity; (ii) risks relating to the Bitcoin ETP’s custodial arrangements for Bitcoin, including the potential failure, insolvency, cyber-attack, or private-key loss of the ETP’s custodian, which could result in loss of some or all of the Bitcoin held by the ETP and a corresponding decline in the value of the ETP’s shares, and with respect to which the Fund would have no direct recourse; (iii) regulatory risks specific to Bitcoin ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Bitcoin ETPs, including the possibility that a Bitcoin ETP could be delisted from its exchange or required to liquidate its holdings at unfavorable prices; and (iv) the risk that the Bitcoin ETP may fail to track the price of Bitcoin accurately due to fees and expenses, operational frictions, premium/discount dynamics, or other factors, causing the Fund’s Bitcoin exposure to diverge from actual Bitcoin price movements. In addition, the Fund will bear a proportional share of each Bitcoin ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses, resulting in a layered cost structure that will reduce the Fund’s returns relative to a hypothetical direct investment in Bitcoin.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly, and Bitcoin ETFs may not perfectly track the spot price of Bitcoin, which could cause the Fund’s performance to differ from a hypothetical direct investment in Bitcoin. Bitcoin ETFs may experience tracking error due to various factors including management fees and operating expenses charged by the underlying ETFs, timing differences between when Bitcoin ETF shares trade on exchanges and when Bitcoin trades on spot markets (which operate 24/7 while U.S. equity markets have limited hours), and differences in valuation methodologies used to calculate Bitcoin ETF net asset values versus spot Bitcoin prices across various digital asset trading platforms. Bitcoin ETF shares may trade at premiums or discounts to their net asset value due to supply and demand imbalances, market volatility, liquidity constraints, or the efficiency of the ETF’s creation and redemption mechanism, meaning the Fund may pay more or receive less than the underlying Bitcoin value when buying or selling Bitcoin ETF shares. Operational factors such as the Bitcoin ETF’s cash management practices, the impact of creation and redemption activity, regulatory requirements, custody arrangements, and the costs associated with accessing Bitcoin markets can further contribute to tracking differences between Bitcoin ETF performance and spot Bitcoin price movements. Because the Fund invests in Bitcoin ETFs rather than Bitcoin directly, the Fund experiences a layered structure where tracking error at the Bitcoin ETF level compounds with the Fund’s own rebalancing and operational considerations, potentially resulting in cumulative performance deviation from both the spot Bitcoin price and from what the Fund’s performance would have been with direct Bitcoin holdings. As a result of these factors, the Fund may underperform a hypothetical direct investment in Bitcoin, and during periods of high market volatility or stress, tracking error may increase significantly, causing the Fund’s Bitcoin exposure to deviate more substantially from spot Bitcoin price movements.

Underlying Funds Selection and Significant Exposure Risk. The Fund’s performance depends significantly on the portfolio manager’s selection of Underlying Funds. Concentrating in a limited number of Underlying Funds exposes the Fund to risks specific to those products and their issuers. The Fund will invest in a select number of Underlying Funds to achieve its 50% Bitcoin allocation. The portfolio manager’s choice of which Underlying Funds to hold will impact the Fund’s performance, costs, tracking accuracy, and risk profile, as different Underlying Funds may have varying fee structures, liquidity profiles, tracking methodologies, custody arrangements, and operational efficiencies. By maintaining significant exposure to a limited number of Underlying Funds rather than diversifying across all available Underlying Funds or holding Bitcoin directly, the Fund becomes more susceptible to issuer-specific risks, including operational failures, management decisions, changes in fee structures, regulatory actions against specific Underlying Fund sponsors, or problems with a particular Underlying Fund’s service providers, such as custodians or authorized participants. If an Underlying Fund held by the Fund experiences operational difficulties, significant tracking error, is delisted, suspends creations or redemptions, or is forced to liquidate, the Fund may need to rapidly transition to alternative Underlying Funds, potentially incurring transaction costs, experiencing periods without full Bitcoin exposure, or realizing losses if the transition occurs during unfavorable market conditions. The Underlying Fund market is relatively new, and the number of available products is limited, which may constrain the portfolio manager’s ability to diversify across multiple Underlying Fund issuers or to find suitable replacement products if problems arise with the Fund’s selected Underlying Funds, potentially resulting in concentration risk that would not exist in more established and diverse Underlying Fund markets. Additionally, because the Fund will hold the same Underlying Funds across all nine series of the Trust, any problems affecting the selected Underlying Funds will simultaneously impact all series, creating correlated risks across the entire Trust that could affect the Fund’s ability to achieve its investment objective.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin but instead relies entirely on the custody practices, controls, and insurance arrangements of the Underlying Funds in which it invests, as well as their custodians. The Fund has no direct contractual relationship with, nor the ability to monitor or influence, these Bitcoin custodians. Because the Fund invests in Underlying Funds rather than holding Bitcoin directly, it is exposed to multiple layers of custody risk. It cannot select custodians, negotiate custody terms, verify custody practices, monitor security protocols, or ensure adequate insurance coverage for the Bitcoin underlying its investments, making the Fund entirely dependent on the custodial decisions and risk management practices of third-party Underlying Fund issuers. If an Underlying Fund experiences a custody failure, including theft of Bitcoin through hacking or cyberattack, loss of private keys necessary to access Bitcoin holdings, destruction of Bitcoin through operational error, fraud or misappropriation by custodian employees or insiders, bankruptcy or insolvency of the custodian, or any other compromise of its Bitcoin holdings, the Fund will suffer losses proportionate to its investment in that Underlying Fund, and the Fund will have no direct recourse against the custodian. Bitcoin held by digital asset custodians is not protected by traditional safeguards such as Securities Investor Protection Corporation (SIPC) insurance, which protects securities held by broker-dealers, or Federal Deposit Insurance Corporation (FDIC) insurance, which protects bank deposits, meaning that if Bitcoin is lost, stolen, or destroyed, investors may have no insurance protection and recovery may be limited or impossible even if the custodian maintains private insurance coverage. The Bitcoin custody industry is relatively new and continues to evolve. Custodians may lack the established track record, regulatory oversight, operational controls, and institutional safeguards present in traditional securities custody, creating heightened risks of operational failures, security breaches, or inadequate risk management practices that could result in partial or total loss of the Bitcoin underlying the Fund’s Underlying Fund investments.

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin, and the Fund’s structure means shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership. The Fund holds shares of Underlying Funds and Bitcoin-correlated equity securities, rather than holding Bitcoin itself. This means shareholders have only indirect, derivative exposure to Bitcoin through multiple intermediary layers and cannot withdraw, transfer, or take physical or digital delivery of Bitcoin from the Fund. Shareholders have no control over or access to any private keys associated with Bitcoin, cannot direct how Bitcoin is held or secured, have no voting rights or other direct claims with respect to the Bitcoin held by the Underlying Funds, and cannot use their Fund investment to make Bitcoin transactions, purchases, or transfers in the manner that direct Bitcoin holders can. The value of Fund shares is derived entirely from the indirect exposure to Bitcoin through the Underlying Funds rather than from any direct ownership of Bitcoin, meaning shareholders bear the economic risks of Bitcoin price movements without the benefits of direct ownership such as the ability to self-custody assets, participate directly in the Bitcoin network, transfer Bitcoin peer-to-peer, or use Bitcoin for transactions or as collateral. While this structure is necessary for the Fund’s compliance with the 1940 Act and to maintain the Fund’s status as a regulated investment company under the Internal Revenue Code, it creates additional layers of intermediation, dependencies on third-party service providers, and structural complexities that direct Bitcoin ownership would avoid, and shareholders seeking direct Bitcoin ownership or control should consider alternative investment approaches rather than investing in the Fund.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin, the Fund is exposed to company-specific risks in addition to Bitcoin price risk, and these companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline even if Bitcoin prices increase. Companies with Bitcoin-related business models, such as MicroStrategy (which holds significant Bitcoin on its balance sheet), Bitcoin mining companies, digital asset trading platforms, blockchain infrastructure providers, and digital asset service companies, are subject to risks including management decisions and execution capabilities, operational inefficiencies or failures, competitive pressures from new entrants or established competitors, changes in business strategy, financial leverage or liquidity constraints, and regulatory actions or restrictions specific to their operations that may cause their stock prices to perform poorly regardless of Bitcoin price movements. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs that reduce profit margins, equipment failures or obsolescence that impair mining capacity, difficulty in accessing capital for expansion, regulatory restrictions on mining operations in key jurisdictions, or operational inefficiencies even during periods when Bitcoin prices are rising and mining should theoretically be more profitable. The correlation between these companies’ stock prices and Bitcoin prices may weaken, break down entirely, or even turn negative due to company-specific factors, changes in market sentiment, shifts in business models, or broader equity market conditions, meaning the Fund may not achieve the intended Bitcoin exposure through these equity holdings and could experience losses on both its Bitcoin ETF holdings and its Bitcoin-correlated equity positions simultaneously. Many Bitcoin-related companies are relatively new, with limited operating histories, unproven business models, and nascent corporate governance structures, all of which increase the risk of business failure. This heightened risk profile makes these investments more volatile compared to those of established companies in traditional sectors. The failure or significant decline of any such company could materially impact the Fund’s performance and ability to achieve its investment objective.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile, and the value of the Fund’s cryptocurrency exposure and therefore the value of an investment in the Fund could decline significantly and without warning, including potentially to zero. Cryptocurrency markets, including Bitcoin, have experienced and may continue to experience extreme price volatility with substantial price swings occurring over short time periods, including intraday fluctuations of 10% or more and longer-term drawdowns exceeding 50% or even 80% from peak prices, driven by factors such as changes in supply and demand dynamics, speculative trading activity, shifts in investor sentiment, regulatory developments, macroeconomic conditions, technological changes, security breaches, and market manipulation. This extreme volatility significantly exceeds the historical volatility of traditional asset classes such as stocks and bonds, meaning the Fund’s net asset value may fluctuate dramatically. Investors could experience substantial losses in a short period, potentially losing a significant portion or even all of the value attributable to the Fund’s cryptocurrency exposure, depending on the severity and duration of price declines. The cryptocurrency markets are still relatively nascent and less mature than traditional financial markets, with lower liquidity, less regulatory oversight, greater susceptibility to market manipulation, fewer institutional participants and stabilizing mechanisms, and higher sensitivity to news events and social media sentiment, all of which contribute to heightened price volatility that can be exacerbated during periods of market stress when liquidity may deteriorate further. Because the Fund maintains approximately 50% exposure to cryptocurrency through Bitcoin ETFs, the volatility of cryptocurrency prices will have a substantial impact on the Fund’s overall performance and net asset value. This volatility may be compounded during periods when cryptocurrency prices and equity prices decline simultaneously, potentially resulting in significant losses across both components of the Fund’s portfolio. If you are not prepared to accept significant and unexpected changes in the value of the Fund, the possibility of substantial short-term and long-term losses, and the risk that you could lose your entire investment in the cryptocurrency component of the Fund or a substantial portion of your total investment in the Fund, you should not invest in it.

Cryptocurrency Regulatory Risk. The regulatory status of cryptocurrencies and digital asset trading venues continues to evolve rapidly at the federal, state, and international levels, creating significant uncertainty for the Market Cap Fund and its investments in Underlying Funds that hold cryptocurrency assets. Unlike traditional securities and commodities markets, which operate under well-established and relatively stable regulatory frameworks, the digital asset market is subject to an unsettled and fragmented regulatory environment in which multiple federal agencies assert overlapping or competing jurisdiction over different aspects of cryptocurrency markets, and in which the applicable legal standards continue to be shaped by ongoing litigation, rulemaking, and legislative activity. This regulatory uncertainty creates risks that are difficult to quantify or predict, and that could materially and adversely affect the value of the Market Cap Fund’s investments, potentially with little or no advance warning.

Federal agencies, including the SEC, the CFTC, the Financial Crimes Enforcement Network (“FinCEN”), the Department of the Treasury, and the DOJ, have each asserted regulatory jurisdiction over various aspects of the digital asset market, and the boundaries of each agency’s authority have not been definitively resolved in many instances. The SEC and the CFTC have taken differing positions on the classification of various digital assets as securities or commodities, and ongoing litigation and rulemaking proceedings may alter the regulatory treatment of one or more Index constituents in ways that could materially affect their value, liquidity, or availability to U.S. investors. Future regulatory actions could restrict or prohibit the acquisition, ownership, or transfer of one or more BB 500 Index constituents by U.S. persons; impose new licensing, registration, or compliance requirements on digital asset trading platforms or custodians that could impair market liquidity; require the removal of one or more assets from the BB 500 Index following a regulatory determination that the asset constitutes an unregistered security; or impair the ability of U.S.-listed ETPs in which the Market Cap Fund invests through Underlying Funds to continue operating, potentially requiring those ETPs to liquidate their holdings at unfavorable prices. Legislative developments at the federal level, including the enactment of comprehensive digital asset legislation that alters the regulatory classification or treatment of one or more Index constituents, could similarly affect the Market Cap Fund’s investments in ways that are difficult to predict. International regulatory actions in major cryptocurrency markets — including restrictions imposed by the European Union, the United Kingdom, Japan, or other significant jurisdictions, or coordinated international regulatory action through bodies such as the Financial Stability Board or the Financial Action Task Force — could significantly affect global cryptocurrency prices, reduce cross-border liquidity, and adversely affect the value of the Market Cap Fund’s Underlying Fund investments even if U.S. regulations remain unchanged. The cumulative effect of regulatory uncertainty across multiple jurisdictions may discourage institutional adoption of cryptocurrencies, limit the development of new cryptocurrency-related financial products, or reduce market liquidity for one or more Index constituents, all of which could negatively impact the Market Cap Fund’s ability to achieve its investment objective.

ETP Premium/Discount and Tracking Risk. The ETPs in which the Fund invests may trade at prices that differ from their net asset value, creating premiums or discounts. These deviations may be more pronounced during periods of market volatility or reduced liquidity. Additionally, underlying ETPs may not perfectly track the spot price of their respective cryptocurrencies due to management fees, valuation timing differences, and operational factors. The combined effect of premiums, discounts, and tracking error across multiple underlying ETPs could cause the Fund’s performance to deviate meaningfully from the performance of the underlying cryptocurrencies.

Indirect Crypto Custody Risk. The Fund does not directly control the custody of any cryptocurrency. Custody is managed by the custodians of the underlying ETPs in which the Fund invests. The Fund has no direct contractual relationship with, nor the ability to monitor or influence, the custodians used by the underlying ETPs. If an underlying ETP experiences a custody failure, theft, loss, or other compromise of its cryptocurrency holdings, the Fund will be adversely affected. Cryptocurrencies held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Crypto Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin or any other cryptocurrency. The Fund holds shares of ETPs and ETFs, not cryptocurrencies themselves. Shareholders cannot withdraw or transfer cryptocurrencies from the Fund, cannot control any private keys, and have no rights with respect to the cryptocurrencies held by the underlying ETPs. This structure, while necessary for compliance with federal securities laws and tax regulations, means shareholders lack certain rights and flexibilities that would exist with direct cryptocurrency ownership.

Equity Risk. The value of equity securities may decline due to general market conditions unrelated to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, fluctuations in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may lag behind those from the overall stock market. Large-cap stocks tend to experience cycles of performing better or worse than other segments of the stock market or the market as a whole. These periods have, in the past, lasted several years.

Large-Cap Company Risk. The Fund primarily invests in large-capitalization companies. Large-cap companies may struggle to respond quickly to new competitive challenges or achieve the high growth rates of successful smaller companies. Large-cap stocks as an asset class may underperform other segments of the equity market or the equity market as a whole. During periods when smaller-cap stocks are outperforming, the Fund’s large-cap focus may result in underperformance relative to the broader equity market.

Mega-Cap Company Risk. All seven companies in the Magnificent 7, and therefore in the Fund’s equity allocation, are mega-cap companies with market capitalizations exceeding $500 billion (and in some cases exceeding $2 trillion). These companies face unique risks that could adversely affect the Fund’s performance. Mega-cap companies face market saturation challenges where their enormous size makes finding new growth opportunities increasingly difficult, as they have already penetrated most available markets and customer segments. Their growth rates may slow over time as the law of large numbers makes it mathematically harder to achieve meaningful percentage growth on such massive revenue bases, potentially causing their stock prices to stagnate or decline even if absolute earnings continue to grow. These companies face heightened regulatory scrutiny and antitrust pressure, particularly technology companies, from regulators in the United States, European Union, and other jurisdictions who view their market dominance as potentially anticompetitive, which could result in forced business divestitures, operational restrictions that limit their business models, significant fines or penalties that impact profitability, or mandated changes to their products or services that reduce their competitive advantages and profit margins. Due to their massive size, mega-cap companies may be unable to achieve the high growth rates of smaller, more nimble companies, may have difficulty responding quickly to disruptive market changes or new competitive threats, and may face organizational complexity and bureaucratic challenges that slow innovation and decision-making, all of which could cause them to underperform smaller-cap stocks during periods when investors favor growth or when market conditions favor agility over scale. Because these companies are widely followed by analysts, heavily traded by institutional investors, and subject to intense media scrutiny, they face enormous pressure to consistently meet or exceed quarterly earnings expectations, and even small disappointments relative to consensus estimates or minor changes in forward guidance can trigger significant stock price declines as market participants rapidly adjust their valuations based on any perceived weakness in the business trajectory. These mega-cap companies represent substantial percentages of major market indices such as the S&P 500® and Nasdaq-100, meaning passive investment flows into and out of index funds can significantly impact their stock prices independent of company-specific fundamentals, creating potential price distortions where valuations are driven more by technical factors and fund flows than by underlying business performance. Any broad shift away from passive index investing or changes in index composition methodology could disproportionately affect these stocks and the Fund’s performance.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors; therefore, the Fund’s performance could be negatively impacted by events affecting each of these sectors.

●	Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property, and the loss of patent, copyright, and trademark protections may adversely affect the profitability of these companies.

●	Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment, such as communications equipment, computers and peripherals, electronic equipment, and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles, aggressive pricing, and problems with bringing products to market.

Technology Sector Concentration Risk. The Nasdaq-100 Index is heavily concentrated in technology and technology-related companies, and because the Fund seeks exposure to this index, the Fund will have significant exposure to the technology sector and will be subject to risks specifically affecting that sector. Technology companies face rapid obsolescence due to intense competition, accelerating technological innovation, changing consumer preferences, and shorter product life cycles, meaning products or services that are market-leading today can become outdated or displaced quickly by new technologies, competitors, or shifts in customer demand, which can cause revenue and profitability to decline suddenly and stock prices to fall sharply. These companies face increased regulatory scrutiny from governments worldwide regarding data privacy and protection, antitrust concerns related to market dominance and competitive practices, content moderation and platform liability, artificial intelligence safety and governance, cybersecurity requirements and incident disclosure, and cross-border data transfer restrictions, any of which could result in significant fines, operational limitations, forced business model changes, or increased compliance costs that materially impact profitability and growth prospects. Technology companies are frequent targets of cyber-attacks, hacking attempts, ransomware, and data breaches due to the valuable data they hold and their critical role in digital infrastructure, and successful attacks can result in substantial financial losses from business interruption, theft of intellectual property or customer data, regulatory penalties under data protection laws, litigation costs, remediation expenses, and long-term reputational damage that reduces customer trust and market value. The success of technology companies often depends heavily on intellectual property protections including patents, copyrights, trademarks, and trade secrets, which may be challenged in litigation, invalidated by courts or patent offices, circumvented by competitors through design-arounds or alternative approaches, or rendered less valuable by technological changes, and companies may face significant costs defending their intellectual property or responding to infringement claims from others. The Nasdaq-100 Index’s performance is heavily influenced by a small number of very large technology companies (often referred to as “mega-cap tech” stocks), meaning poor performance by just a few companies can significantly impact the entire index and the Fund’s returns, creating concentration risk where the Fund’s technology sector exposure is not evenly distributed but instead dominated by a handful of stocks whose individual performance has outsized effects on the Fund’s overall performance, and when the technology sector underperforms other sectors or the broader market due to factors such as rising interest rates that disproportionately affect high-growth stocks, sector rotation by investors, regulatory headwinds, or declining earnings growth, the Fund’s performance will be negatively impacted more significantly than a more diversified fund with balanced sector exposure, and the Fund may experience greater volatility than funds with broader sector diversification.

Concentration Policy Risk.  To the extent a Fund concentrates in the securities of issuers in a particular industry, such Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries and may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect a Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole. For information about the industries to which a Fund has concentrated exposure, please see such Fund’s Summary section.

●	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry can also be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products, can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.

●	E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure, and on the availability, reliability, and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.

●	Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence, and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.

●	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor industry have been and likely will continue to be extremely volatile.

●	Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.

●	Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry, such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees, and the availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards, and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. The success of these companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. The Technology Hardware Industry is a separate industry within the Technology Sector.

Index Tracking Risk. Certain Funds seek to replicate the performance of a certain Index for its equity allocation; however, the Fund’s returns may not match the index returns for various reasons. Transaction costs, rebalancing activities, Fund expenses, timing differences, and the Fund’s inability to hold all index securities in exact proportions may cause the Fund to underperform the Index. The Fund may also underperform the index if it is required to sell securities at inopportune times to meet redemptions or to maintain its desired allocation. The Short Term Income Fund and the Technology Fund do not themselves seek to replicate the performance of an index; to the extent these Funds invest in underlying exchange-traded funds or exchange-traded products that seek to track an index, any index tracking risk of those underlying vehicles is borne at the underlying-vehicle level and may indirectly affect the value of the relevant Fund’s investment in such vehicle.

Correlation Risk. In certain Funds, the companies in the Fund’s equity allocation tend to be highly correlated with one another, meaning their stock prices often move in the same direction simultaneously, which reduces diversification benefits and increases the Fund’s volatility and downside risk. The equity holdings in the Fund are concentrated in a small number of mega-cap technology companies that share similar business characteristics, investor bases, market sensitivities, and economic drivers, causing their stock prices to exhibit high correlation, where they tend to rise and fall together rather than providing diversification benefits that would occur if the companies’ returns were independent or negatively correlated. This high correlation means that during market downturns, sector weakness, or periods of stress in the technology sector—such as during rising interest rates that disproportionately affect growth stocks, increased regulatory scrutiny of large technology companies, shifts in investor sentiment away from technology stocks, or broader risk-off market environments—all of the Fund’s equity holdings may decline simultaneously, providing no offset to losses and potentially causing steep declines in the equity portion of the Fund’s portfolio. Historical data demonstrates that correlation among mega-cap technology companies has been elevated and tends to increase further during periods of market stress, financial crises, or sector-specific shocks, precisely when diversification would be most valuable to investors, meaning the Fund may experience concentrated losses during the periods when protection is most needed.

Key Person Risk. Several of the companies in the Fund’s equity allocation are closely associated with visionary CEOs and founders whose leadership and reputation are integral to their companies’ success, and the departure, death, disability, or negative publicity surrounding these key individuals could adversely affect the performance of these companies’ stocks and therefore the Fund’s performance. Companies such as Tesla (Elon Musk), Meta (Mark Zuckerberg), and others in the Fund’s equity holdings have been built around charismatic leaders whose strategic vision, innovative capabilities, and personal brands are deeply intertwined with investor confidence and market valuations, meaning these individuals are often viewed by investors as irreplaceable drivers of their companies’ competitive advantages and future growth prospects, and their unexpected departure due to resignation, death, disability, retirement, or pursuit of other interests could create leadership uncertainty, disrupt strategic initiatives, and lead to significant stock price declines as investors reassess the company’s prospects without that individual’s leadership. Negative publicity surrounding key individuals, including legal troubles, regulatory investigations, controversial statements or behaviors, or reputational damage from personal conduct, can adversely affect their companies’ stock prices even when unrelated to business operations, as investors may fear distraction from business priorities, regulatory scrutiny, loss of customer confidence, or damage to brand reputation by association. The Fund’s concentrated exposure to a small number of companies amplifies key person risk because the Fund holds only seven equity positions (or fewer depending on the specific Fund), meaning that adverse developments affecting even one or two key individuals could have a disproportionately large impact on the Fund’s overall performance, and unlike a diversified fund with dozens or hundreds of holdings where key person risk would have minimal portfolio impact, the Fund’s concentration means that key person issues could result in substantial losses.

Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending. They may be impacted by social trends, marketing campaigns, demographic shifts, and other factors that affect consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.

Certain consumer companies, such as those providing discretionary goods or services, may be more heavily dependent on business cycles, overall economic conditions, and consumer confidence. Many consumer goods and services are subject to government regulation, and the related compliance costs can be substantial. Consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions, and labor shortages.

Concentration Policy. The Fund has not adopted a policy to concentrate its investments in any particular industry or group of industries. The BB 500 Index is a broadly diversified index that includes companies across all major sectors of the U.S. economy and is not concentrated in any industry or group of industries. The Fund’s equity allocation, which tracks the BB 500 Index, is therefore not expected to be concentrated in any particular industry or group of industries.

Money Market Fund Investment Risk. The Fund invests in shares of money market funds, which in turn invest in short-term debt instruments. However, money market funds are subject to the risk that the value of their portfolio securities may decline, potentially resulting in a loss of principal for the Fund. While money market funds aim to maintain a stable net asset value of $1.00 per share through investments in high-quality, short-term debt securities, there is no guarantee that they will be able to preserve this stable value. In periods of severe market stress, credit deterioration, or liquidity crises, money market funds may experience losses that cause their net asset value to fall below $1.00 per share (known as “breaking the buck”) or may temporarily suspend redemptions to prevent runs on the fund, either of which would adversely affect the Fund’s ability to access its money market fund investments or could result in realized losses. The Fund’s investment in money market funds exposes shareholders to credit risk that issuers of securities held by the underlying money market funds—including commercial paper issuers, banks, corporations, or government-sponsored enterprises—may default on their obligations, experience credit rating downgrades, or suffer financial distress that reduces the value of their debt securities, and to interest rate risk where changes in short-term interest rates affect the yields earned by money market funds and can cause temporary fluctuations in their market values even though they invest in short-term securities. Money market funds face liquidity risk in stressed market conditions when they may have difficulty selling securities quickly without incurring losses to meet large redemption requests from shareholders, potentially forcing sales at unfavorable prices or requiring the fund to suspend redemptions. Capital preservation risk exists because money market funds seek, but cannot guarantee, the preservation of principal, meaning losses are possible if the underlying securities decline in value due to credit events, market disruptions, or other factors. Although money market funds are required to comply with strict regulatory requirements under Investment Company Act Rule 2a-7, including stringent quality standards limiting investments to high-credit-quality securities, maturity restrictions requiring a weighted average maturity of 60 days or less, and diversification requirements limiting concentration in any single issuer, these requirements do not eliminate all risks. During the 2008 financial crisis and the March 2020 COVID-19 market disruption, some money market funds experienced losses, broke the buck, required external support from their sponsors to maintain their stable net asset value, or faced significant redemption pressures that threatened their stability, demonstrating that even with regulatory protections, money market funds can suffer losses during periods of extreme market stress.

Low or Negative Yield Risk. In low-interest-rate environments, money market funds may produce very low yields, potentially approaching zero or (in extreme cases and after fees) even negative returns. When yields on money market funds are low or negative, the income-generating potential of 50% of the Fund’s portfolio is severely diminished. This means the Fund’s overall return will depend almost entirely on the performance of its Bitcoin allocation, effectively magnifying the Fund’s exposure to Bitcoin volatility. During periods of near-zero interest rates, the money market allocation may produce insufficient income to offset even a portion of the Fund’s operating expenses, further reducing overall returns.

Government Money Market Fund Risk. Suppose the Fund invests in government or treasury money market funds. In that case, these funds are limited to investing in U.S. government securities and related instruments, which reduces credit risk but also creates other risks and limitations that could adversely affect the Fund’s performance. Government money market funds typically offer lower yields than prime money market funds that can invest in a broader range of securities including commercial paper and corporate debt, meaning the Fund sacrifices potential income by investing in government money market funds. This yield disadvantage can be substantial during certain market environments, further reducing the already limited income-generating potential of the Fund’s money market allocation. Government money market funds are fully exposed to U.S. government credit risk, which is the risk that the U.S. government could default on its obligations or fail to make timely payments of principal and interest on Treasury securities. While this risk has historically been considered remote given the U.S. government’s ability to print currency and tax its citizens, periodic debt ceiling crises, political gridlock, or unprecedented fiscal deterioration could theoretically result in delayed payments or default that would cause government money market funds and therefore the Fund to experience losses. Government money market funds may experience losses if U.S. government securities decline in value due to changes in interest rates, inflation expectations, perceptions of U.S. creditworthiness, or other factors that affect Treasury security prices, even though these funds invest in instruments generally considered to be among the safest available investments. Government money market funds are sensitive to changes in U.S. fiscal and monetary policy, including Federal Reserve interest rate decisions, quantitative easing or tightening programs, changes in Treasury issuance patterns, or shifts in government spending and taxation policies, any of which could affect yields, valuations, or market dynamics in ways that reduce returns or increase volatility in the Fund’s government money market fund holdings.

Prime Money Market Fund Risk. If the Fund invests in prime money market funds, these funds invest in corporate and bank debt instruments in addition to government securities, which typically allows them to offer higher yields but subjects them to greater risks that could adversely affect the Fund’s performance. Prime money market funds face greater credit risk than government money market funds because they invest in commercial paper, certificates of deposit, and other debt issued by corporations, financial institutions, and banks, and these issuers may default on their obligations, experience credit rating downgrades, suffer financial distress, or face liquidity problems that reduce the value of their debt securities, potentially causing the prime money market fund and therefore the Fund to experience losses. Prime money market funds may impose liquidity fees on redemptions or temporarily implement redemption gates that suspend shareholders’ ability to redeem shares during periods of market stress when the fund’s weekly liquid assets fall below regulatory thresholds, meaning the Fund may be unable to access its money market fund investments when needed for rebalancing, meeting redemption requests, or other liquidity purposes, or may incur unexpected costs in the form of redemption fees that reduce returns. Institutional prime money market funds are required to use a floating net asset value rather than maintaining a stable $1.00 NAV, meaning the value of the Fund’s shares in these money market funds could fluctuate daily based on the market value of the underlying portfolio securities, introducing mark-to-market volatility into what is intended to be the stable, low-volatility component of the Fund’s portfolio and potentially requiring the Fund to recognize gains or losses when transacting in these shares. Prime money market funds face more stringent regulatory requirements and oversight than government money market funds, including enhanced liquidity requirements, stress testing obligations, and restrictions on portfolio composition and maturity, and future regulatory changes could impose additional costs, operational constraints, or limitations that reduce the attractiveness or viability of prime money market funds as investment vehicles.

Interest Rate Risk.  Interest rate changes can be sudden and unpredictable, influenced by several factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and the supply and demand for fixed-income securities. Changes in interest rates may have unpredictable effects on fixed-income markets. They may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. When interest rates rise, the value of fixed-income securities or other instruments sensitive to interest rates typically decreases. Duration is a measure of how sensitive a bond is to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, and their prices usually are more volatile than those of shorter-duration securities. For example, if a bond has a duration of five years and interest rates rise, the price of the bond will likely decline by a greater percentage than for a bond with a one-year duration. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the Fund’s performance.

In addition, changes in prevailing interest rates, particularly sudden and significant changes, may lead to fluctuations in the value of floating-rate debt securities, because the rates for those securities typically reset only periodically. Additionally, during periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders. Under certain market conditions, when interest rates are set at low levels and the market prices of portfolio securities have increased, a Fund may have a very low or even negative yield, which would cause the Fund to lose money under certain conditions.

Decreases in market-making capacity for fixed-income dealers may result in lower trading volumes, heightened volatility, wider bid-ask spreads, and less transparent pricing in certain fixed-income markets.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities will be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor its obligations.

A Fund’s portfolio may include below investment-grade bonds, which generally are subject to greater levels of credit risk than higher-rated securities. There is the chance that a Fund’s holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level and share price. Debt instruments are subject to varying degrees of credit risk, depending on the issuer’s or counterparty’s financial condition and on the terms of the obligation, which may be reflected in their credit ratings.

Income Risk. A Fund’s income may decline if interest rates fall.  This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds, as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.  The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

U.S. Government Obligations Risk.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality, or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

No Income Generation Risk. Unlike stocks, which may pay dividends, or bonds, which pay interest, gold does not generate any income, and gold ETFs may actually have negative yields after accounting for their management fees and storage costs, which fundamentally affects the Fund’s return characteristics and investment dynamics. The Fund’s return from its gold allocation comes solely from changes in gold prices and capital appreciation rather than from any income generation, meaning shareholders receive no cash flow, dividends, or interest payments from the gold component of the portfolio, and if gold prices remain flat or decline, the gold allocation will produce zero or negative returns with no income to offset losses or provide positive returns during periods of price stagnation. In rising interest rate environments or when other income-generating assets such as bonds, dividend-paying stocks, or money market funds offer attractive yields, the opportunity cost of holding non-yielding gold increases substantially because investors forego the income they could earn from alternative investments, and this opportunity cost becomes more pronounced as interest rates rise and the income available from competing assets grows larger. Unlike equity investments, where dividends can partially offset price declines and provide some positive return even during periods of falling stock prices, gold provides no such cushion or downside protection during price declines, meaning when gold prices fall, shareholders experience the full extent of those losses without any mitigating income component to reduce the severity of negative returns. The lack of income generation means gold does not benefit from the powerful compounding effect that reinvested dividends or interest provides over long time periods, as income-generating assets can grow through both price appreciation and the reinvestment of cash flows that themselves generate additional returns, while gold can only appreciate in price, potentially causing gold to underperform income-generating alternatives over extended holding periods even if gold prices rise moderately.

Gold Price Volatility Risk. Gold prices can be highly volatile, experiencing significant price swings in short periods. While gold is often perceived as a stable store of value over very long horizons, over shorter periods (months or years), gold prices can fluctuate dramatically. Because the Fund invests approximately 50% of its assets in gold, gold price volatility will significantly impact the Fund’s overall performance and net asset value. Gold prices are influenced by numerous factors (discussed below), many of which are unpredictable, making gold price movements difficult to forecast.

Gold ETP Tracking Risk. The Fund obtains gold exposure by holding shares of Gold ETPs rather than holding physical gold directly, and Gold ETPs may not perfectly track the spot price of gold due to various factors that will cause the Fund’s gold allocation to underperform the spot price of gold over time. Gold ETPs charge annual expense ratios to cover management fees, administrative costs, and operational expenses, and these fees are deducted from the ETF’s assets continuously throughout the year, creating a permanent drag on performance where the ETF’s returns will consistently lag the spot price of gold by approximately the amount of the expense ratio, even if all other factors are equal. Storage and insurance costs for holding physical gold in secure vaults, including rent for vault space, security systems, auditing expenses, and insurance premiums to protect against theft or loss, are embedded in ETF expense ratios and represent real economic costs that do not exist for gold spot prices, further widening the gap between ETF performance and gold price performance. Gold ETF shares may trade at premiums or discounts to their net asset value, which represents the actual value of the underlying gold holdings, due to supply and demand imbalances in the ETF market, market volatility, or inefficiencies in the creation and redemption mechanism, meaning the Fund may pay more than the gold value when buying ETF shares or receive less than the gold value when selling, and these premiums and discounts create additional tracking error beyond expense ratios. Gold ETPs typically value their holdings based on the London Bullion Market Association (LBMA) Gold Price benchmark or other reference prices that are set at specific times during the day, while ETF shares trade continuously throughout U.S. market hours, creating timing differences where the ETF’s stated net asset value may not reflect real-time gold price movements, and gold continues trading in global markets even when U.S. equity markets are closed, potentially causing the ETF to open at significantly different prices than its prior closing value. Gold ETPs may hold small amounts of cash for operational purposes such as paying expenses, facilitating creation and redemption activity, or managing cash flows, and this cash drag means the ETF is not fully invested in gold at all times, causing slight performance differences from pure gold exposure, and as a result of all these factors combined, the Fund’s performance from its gold allocation will underperform the spot price of gold over time, and the Fund may experience tracking differences and compounding underperformance that would not exist with direct gold ownership.

Gold ETP Risk. The Fund invests a substantial portion of its gold exposure in Gold ETPs that hold physical gold bullion in secure vaults. Unlike exchange-traded funds registered under 1940 Ac), Gold ETPs are registered only under the Securities Act of 1933 and are not registered as investment companies. Accordingly, the Fund and its shareholders will not have the protections of the 1940 Act with respect to the Fund’s investments in Gold ETPs, including protections relating to asset diversification, limits on leverage, custody of assets, affiliated transactions, and independent board oversight. Investments in Gold ETPs are subject to additional risks, including: (i) the risk that Gold ETP shares may trade at a premium or discount to the net asset value of the underlying gold held by the ETP, and the Fund may pay more or receive less than such net asset value when it buys or sells ETP shares; (ii) risks relating to the Gold ETP’s custodial arrangements for physical gold, including the potential failure, insolvency, theft, physical loss, or uninsured operational incident affecting the ETP’s custodian or its sub-custodians, which could result in loss of some or all of the gold held by the ETP and a corresponding decline in the value of the ETP’s shares; (iii) regulatory risks specific to Gold ETPs, including the possibility of changes in applicable law, regulation, tax treatment, listing standards, or SEC staff positions that could adversely affect the structure, availability, or value of Gold ETPs; and (iv) the risk that the Gold ETP may fail to track the price of gold accurately due to fees and expenses (including storage and insurance costs), operational frictions, premium/discount dynamics, or other factors. In addition, the Fund will bear a proportional share of the Gold ETP’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Factors Affecting Gold Prices. Gold prices are influenced by a complex array of economic, market, and geopolitical factors that are largely unpredictable and outside the Adviser’s control. Changes in these factors can cause significant volatility in the Fund’s gold allocation. Rising interest rates increase the opportunity cost of holding non-yielding gold because investors can earn meaningful returns from bonds, money market funds, and other interest-bearing assets, typically causing gold prices to decline as investors shift to income-generating alternatives, while falling interest rates reduce this opportunity cost and make gold more attractive relative to low-yielding alternatives, typically causing gold prices to rise, and gold often performs best when real interest rates (nominal interest rates minus inflation) are negative because investors are effectively losing purchasing power in traditional fixed-income investments and seek alternative stores of value. Gold is traditionally viewed as an inflation hedge because it is a tangible asset with intrinsic value that tends to maintain purchasing power over long periods, and rising inflation or inflation expectations often cause gold prices to rise as investors seek protection from currency debasement, while falling inflation or deflation reduces gold’s appeal as an inflation hedge and can cause prices to decline, and unexpected changes or surprises in inflation data can trigger significant short-term gold price movements as markets rapidly reprice gold’s inflation-protection value. The U.S. dollar’s value has an inverse relationship with gold prices because gold is priced in dollars globally, meaning a stronger dollar makes gold more expensive for buyers using other currencies and typically reduces international demand and causes prices to decline, while a weaker dollar makes gold cheaper in other currencies and typically increases demand and causes prices to rise, and currency crises or fears of major currency devaluation can drive substantial demand for gold as an alternative store of value and medium of exchange. Strong economic growth often reduces gold demand as investors prefer higher-returning assets like equities that benefit from economic expansion, while weak growth, recession, or financial crises often increase gold demand as a safe haven asset that may preserve value when other investments decline, and central bank activities including gold purchases by central banks (particularly China, Russia, India, and other emerging market countries building their reserve holdings) increase demand and support prices, while central bank sales or reduced accumulation decrease demand and can pressure prices lower. Jewelry demand, which accounts for approximately half of annual gold demand and is concentrated in India and China where gold has deep cultural significance, industrial and technology uses including electronics manufacturing and other applications, seasonal patterns such as Indian wedding seasons or Chinese New Year when jewelry demand spikes, investment demand reflected in ETF inflows and outflows that can move billions of dollars into or out of gold markets, and hedge fund and institutional positioning that affects short-term price movements all influence gold prices in ways that can be difficult to predict or quantify. Geopolitical events including wars, terrorism, political instability, government crises, trade disputes, international sanctions, and other sources of uncertainty typically increase safe haven demand for gold as investors seek assets perceived as stable stores of value during turbulent times, while periods of geopolitical calm or reduced tensions may reduce this safe haven premium, and the Fund’s gold allocation will be affected by all of these factors simultaneously, creating a complex web of influences that interact in unpredictable ways and are largely outside the Adviser’s control, potentially causing significant volatility in the value of the Fund’s gold holdings.

Gold Mining Equity Securities Risk. If the Fund invests in equity securities of gold mining companies to enhance returns or satisfy regulatory requirements, the Fund is exposed to additional risks beyond gold price movements that could adversely affect the Fund’s performance. Mining is a capital-intensive business with significant operational risks, including mine accidents, equipment failures or breakdowns, labor disputes or strikes, geological challenges, production shortfalls due to lower-than-expected ore grades or extraction difficulties, processing problems, transportation disruptions, and permitting delays, any of which can interrupt production, increase costs, or reduce profitability regardless of gold price movements. Rising energy costs for electricity and fuel, increasing labor costs, including wages and benefits, higher costs for equipment, materials, and supplies, water scarcity or increased water costs, and general input cost inflation can substantially reduce mining profitability and margins even when gold prices are stable or rising, squeezing the spread between production costs and gold revenues. Mines have finite lives based on economically recoverable reserves, and mining companies must continually explore for, discover, and develop new mineral deposits to replace depleting reserves, a process that requires substantial capital investment, involves significant exploration risk with no guarantee of success, and can take many years from discovery to production, creating uncertainty about companies’ long-term viability and growth prospects. Many gold mines are located in politically unstable countries or regions with weak rule of law, creating risks of government nationalization or expropriation of mining assets, sudden changes in mining taxes or royalty rates, imposition of export restrictions or capital controls, operational restrictions due to political considerations, civil unrest or armed conflict that disrupts operations, or corrupt practices that increase costs or create legal liabilities. Mining operations face increasing environmental regulations regarding water usage, waste disposal, tailings management, emissions controls, and land reclamation, substantial cleanup liabilities for historical or ongoing environmental damage, growing social opposition from local communities or environmental activists, and reputational risks that can affect operating licenses and relationships with stakeholders, all of which can increase costs, delay or prevent development of new mines, or result in forced closure of existing operations. Poor management decisions regarding capital allocation, mine development, mergers and acquisitions, hedging strategies, or operational priorities can destroy shareholder value even when underlying gold prices are favorable, and mining company executives may prioritize growth, production volumes, or empire-building over returns to shareholders. Mining stocks are leveraged to gold prices, meaning they tend to amplify gold price movements in both directions, rising more than gold during price increases due to operating leverage (where revenue gains flow disproportionately to profit margins) but falling more severely than gold during price declines as profitability and margins compress, creating substantially higher volatility than physical gold exposure. Mining stocks can diverge significantly from gold prices and can decline even when gold prices are rising if company-specific operational problems, production disappointments, cost overruns, reserve write-downs, accidents, regulatory issues, or management failures offset the benefit of higher gold prices, meaning gold mining stocks differ fundamentally from physical gold or gold ETF exposure and introduce equity-specific risks including business risk, financial risk, and company-specific risk that are not present in pure gold price exposure.

Gold Performance Risk: Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate with the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance, and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

GLD Trading Risk: An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants, and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which present a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets; thus, in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Indirect Investments in GLD: GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence the management of GLD, but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP, but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Acquired Fund Fees and Expenses Risk. The Fund implements its investment strategy by investing in other ETPs and ETFs. Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Funds, Fund shareholders will indirectly pay a layered fee structure. This will result in higher total expenses than if the Fund held cryptocurrencies directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting underlying products with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Acquired Fund Fees and Expenses Risk (Money Market Layer). In addition to the acquired fund fees from Bitcoin ETFs, the Fund’s investment in money market funds creates a second layer of acquired fund fees. Money market funds charge management fees and operating expenses (typically ranging from 0.05% to 0.40% depending on share class), which are borne indirectly by the Fund’s shareholders. These expenses reduce the net yield earned on the money market portion of the portfolio. When combined with the Fund’s own management fee and the fees from Bitcoin ETFs, the triple-layer fee structure significantly reduces the Fund’s net returns. Even if money market funds produce positive gross yields, the layered fees may substantially diminish or potentially eliminate the net yield from this portion of the portfolio.

Rebalancing Risk. The Funds will periodically rebalance their portfolios to maintain their approximately 50% / 50% target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Asymmetric Volatility Profile Risk. The Fund’s combination of highly volatile Bitcoin (50%) and highly stable money market funds (50%) creates an asymmetric risk profile that differs significantly from traditional balanced portfolios and may not provide the diversification benefits investors expect. Substantially all of the Fund’s volatility and price fluctuation comes from the Bitcoin allocation because money market funds seek to maintain a stable net asset value and exhibit minimal price movement under normal market conditions, meaning the Fund’s performance swings are driven almost entirely by Bitcoin price changes with little moderating influence from the money market component beyond simply representing a smaller allocation to the volatile asset. The money market allocation provides minimal downside protection during Bitcoin price declines because money market funds remain relatively stable in value but do not appreciate to offset Bitcoin losses the way bonds, gold, or negatively-correlated assets might during risk-off periods, meaning when Bitcoin falls substantially, shareholders experience approximately half of that decline with no offsetting gains from the other portfolio component, and during severe Bitcoin bear markets where prices might decline 50% or more, the Fund could still experience losses of 25% or greater. During Bitcoin price rallies, the money market allocation acts as a significant drag on performance by capping the Fund’s upside participation because the 50% held in money market funds generates minimal returns and does not participate in Bitcoin’s appreciation, meaning if Bitcoin doubles in value, the Fund would only gain approximately 50% rather than 100%, reducing the Fund’s ability to capture the full benefit of Bitcoin bull markets. The Fund will experience approximately half the volatility of a 100% Bitcoin investment but also approximately half the potential returns in both directions, creating a mechanical dampening effect that reduces both risk and reward proportionally rather than providing true diversification where different assets respond differently to the same market conditions and can offset each other’s movements. This asymmetric profile differs fundamentally from traditional balanced equity/bond funds where both components can appreciate or depreciate in response to economic conditions, interest rates, and market sentiment, providing some natural hedging as bonds may rally when stocks decline or vice versa, whereas with the Fund’s structure combining Bitcoin with money market funds, there is no meaningful hedging effect or negative correlation, only volatility dampening through reduced allocation, meaning the money market component serves primarily as a stable placeholder that reduces overall portfolio volatility through mathematical averaging rather than through diversification benefits or risk-offsetting characteristics.

Non-Diversification Risk. A Fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified Fund will be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified Fund’s performance than they would on the performance of a diversified Fund, and a non-diversified Fund’s NAV may be more volatile.

High Valuation Risk. The Fund’s growth equity allocation will typically hold stocks trading at premium valuations relative to current earnings, revenues, and cash flows, reflecting market expectations of sustained above-average future growth. This structure creates acute sensitivity to valuation multiple compression, which can occur independently of any deterioration in actual business performance—rising interest rates, shifts in investor sentiment from growth to value, or modest downward revisions to long-term growth assumptions can each cause substantial price declines because a disproportionate share of a growth stock’s value is attributable to earnings projected years into the future. High-valuation stocks are equally sensitive to earnings disappointments: because the market prices in a high probability of sustained growth, even a deceleration from very high absolute growth levels—or failure to meet elevated consensus expectations—can trigger sharp simultaneous compression in both earnings estimates and the multiples applied to those estimates, amplifying losses significantly. To the extent the Fund’s growth allocation includes private or pre-IPO securities, these risks are further elevated, as private valuations are established periodically rather than continuously and may not reflect deteriorating public market conditions until a down-round financing, discounted secondary sale, or adviser write-down forces a sudden recognition of losses.

The combination of high-valuation growth equities with Bitcoin in a 50/50 allocation creates a portfolio in which both components are capable of experiencing rapid and simultaneous declines. Unlike traditional balanced portfolios that pair growth-oriented assets with lower-volatility instruments such as investment-grade bonds or money market funds, the Fund holds two asset classes that have each historically experienced severe drawdowns—growth stocks declined more than 70% during the 2000–2002 technology bear market and 30–50% during the 2022 rate-normalization cycle, while Bitcoin has experienced drawdowns exceeding 70–80% from prior cycle peaks. Because both asset classes may react adversely to the same macroeconomic conditions, including rising interest rates and broad risk aversion, investors should not assume that the 50/50 structure provides meaningful downside protection in stressed market environments. Additionally, stocks trading at high valuations face a greater risk of permanent capital impairment: if a company fails to deliver anticipated growth due to competitive disruption, regulatory action, or market saturation, the growth premium embedded in the prior valuation may be permanently repriced rather than recovered over time, and the concentrated nature of a growth-oriented portfolio means that the failure of even a small number of holdings to meet growth expectations could materially and lastingly impair the Fund’s net asset value.

Limited Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Index Sampling Risk. Index sampling risk is the possibility that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index, although this risk is expected to be low for the Fund. When a fund uses sampling or optimization techniques rather than holding every security in the index in exact index weights, the fund’s performance may diverge from the index due to differences in security selection, weighting, or portfolio composition, and factors such as the fund’s inability to purchase certain index securities due to liquidity constraints, minimum investment sizes, or availability, the use of representative securities or statistical techniques to approximate index exposure rather than full replication, or timing differences between index reconstitution and the fund’s ability to implement corresponding portfolio changes can all contribute to tracking error. The Fund may experience performance differences from its target index if the sampled securities selected for the portfolio do not collectively behave the same way as the full index, particularly during periods of significant market movements, sector rotations, or when smaller index constituents that are underweighted or excluded from the Fund’s portfolio experience different returns than the larger holdings the Fund emphasizes. Transaction costs, market impact from trading, cash drag from uninvested cash balances, differences in dividend reinvestment timing, and operational factors can further contribute to sampling risk by causing the Fund’s actual returns to differ from the theoretical index returns even when the Fund’s holdings closely approximate the index composition. However, index sampling risk for the Fund is expected to be low because the Fund can likely hold most or all of the securities in its target equity index given the concentrated nature of the portfolios and the accessibility of the underlying securities, meaning full replication or near-full replication should be achievable without requiring significant sampling or optimization techniques that would introduce greater tracking error. Index sampling risk does not apply at the Fund level to the Short Term Income Fund or the Technology Fund, neither of which seeks to track an index; to the extent these Funds invest in underlying exchange-traded funds or exchange-traded products that use sampling techniques to track an index, any resulting sampling risk is borne at the underlying-vehicle level.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Underlying Funds to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Underlying Funds may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Underlying Funds selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

Passive Investment Risk. The Fund is passively managed and employs an indexing approach designed to track the BB 500 Index. The Fund does not attempt to outperform the Index, will not take defensive positions during market declines, and will not sell a position due to underperformance of an Index constituent unless that constituent is removed at quarterly reconstitution. As a result, the Fund may hold declining or deteriorating securities or Underlying Funds for extended periods without corrective action, and the Fund’s performance will reflect the performance of the Index during periods of broad market decline. Investors in the Fund forgo the potential benefits of active management, including the ability to reduce exposure to underperforming assets or shift allocations in response to changing market conditions.

This risk is particularly relevant with respect to the Fund’s digital asset exposure. Unlike the Fund’s equity allocation, which is broadly diversified across 500 large-cap U.S. companies, the digital asset component of the Index is subject to rapid price movements, evolving regulatory conditions, and technological developments that an active manager might otherwise seek to avoid or mitigate. Because the Fund must maintain its digital asset exposure in accordance with Index weightings regardless of market conditions, adverse developments in the digital asset market could negatively affect the Fund’s performance without any offsetting action by the Adviser. To the extent digital asset weightings in the Index increase over time, this risk will increase correspondingly.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to qualify each taxable year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to satisfy, among other requirements, an income test requiring that at least 90% of the Fund’s gross income each taxable year be derived from specified sources of qualifying income, an asset diversification test applied at the close of each quarter of the taxable year, and annual distribution requirements mandating that the Fund distribute substantially all of its investment company taxable income and net capital gains to shareholders. Failure to satisfy any of these requirements in any taxable year could result in the loss of the Fund’s RIC status, with potentially severe tax consequences for the Fund and its shareholders, and there can be no assurance that the Fund will satisfy all applicable RIC qualification requirements in every taxable year given the novel and evolving nature of the Fund’s investment strategy.

The Fund’s investments in Bitcoin ETPs, other ETPs registered under the Securities Act, and investment companies registered under the 1940 Act may raise interpretive questions under the RIC qualification tests that have not been definitively resolved by the Internal Revenue Service (“IRS”) or by judicial authority. The treatment of income and gains derived from investments in Bitcoin ETPs — which are structured as grantor trusts or similar vehicles and are not registered under the 1940 Act — under the 90% gross income test involves legal and interpretive uncertainty, and there is no guarantee that the IRS would not challenge the characterization of such income as qualifying income for RIC purposes. Changes in applicable tax law, IRS guidance, or judicial interpretations of the Code could alter the tax treatment of the Fund’s investments in ways that adversely affect the Fund’s ability to satisfy the RIC qualification requirements without materially restructuring its investment portfolio. Additionally, the asset diversification test, which generally requires that no more than 25% of the Fund’s total assets be invested in the securities of a single issuer or group of issuers at the close of each quarter, could be implicated if the Fund’s investments in a single Bitcoin ETP or a small number of Bitcoin ETPs become concentrated, and the Fund may be required to rebalance its portfolio at inopportune times to maintain compliance with this test. If the Fund fails to qualify as a RIC in any taxable year, or fails to make sufficient distributions to its shareholders, the Fund would be subject to federal income tax at regular corporate income tax rates on its taxable income, including net capital gains, without any deduction for distributions to shareholders; distributions to shareholders would generally be taxable as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits rather than receiving the favorable tax treatment generally afforded to RIC distributions; the Fund’s after-tax returns and net asset value would be materially reduced; and shareholders could suffer adverse tax consequences, including the loss of the favorable pass-through tax treatment that represents a significant benefit of investing in a RIC-qualified fund. Even if the Fund qualifies as a RIC, the Fund’s investments in digital asset-related instruments may generate income or gains that are subject to tax treatment that is less favorable than the treatment applicable to investments in traditional securities, and changes in the tax treatment of digital assets by Congress, the IRS, or the Treasury Department could adversely affect the Fund and its shareholders.

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Absence of an Active Market: Although each Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: Each Fund currently intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. A Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on a Fund and decrease the Fund’s NAV. If a Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of a Fund’s investments. The market prices of shares will generally fluctuate according to changes in a Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares will trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of a Fund’s investment holdings or the NAV of Fund shares. As a result, investors in a Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

PORTFOLIO HOLDINGS

Portfolio Holdings

A description of the Funds’ policies and procedures concerning the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information (“SAI”) and on the Funds’ website at www.blockbridgeinvestments.com. To request a copy of the SAI, please refer to the back cover of this Prospectus.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Investment Adviser

BlockBridge Investments, LLC, located at 1300 Godward Street NE, Suite 5500, Minneapolis, MN 55413, is the Fund’s investment adviser (the “Adviser”). The Adviser commenced operations in 2026 and is registered as an investment adviser with the SEC.

The Adviser makes daily investment decisions and continuously reviews and administers each Fund’s investment program. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from each Fund at the annual rate of 0.45% of each Fund’s daily net assets pursuant to an advisory agreement between the Funds and the Adviser (the “Advisory Agreement”).

The Adviser’s unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser, and not each Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Under the Advisory Agreement, the Adviser has agreed to pay each Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to each Fund’s 12b-1 Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with each Fund’s securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser will bear all organizational and offering costs for the Funds, which are not subject to reimbursement.

The initial term of the Advisory Agreement is two years, and the Board may thereafter extend the Advisory Agreement for additional one-year terms. The Advisory Agreement may be terminated immediately by vote of the shareholders of a Fund, or upon 60 days’ notice by the Board or the Adviser. A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement will be available in the Funds’ initial Form N-CSR filing with the SEC.

The Trust estimates that total organizational and offering costs for all Funds will be approximately $[__], of which the Adviser has agreed to bear [__]. Such costs are estimated based on anticipated legal, filing, printing, and other expenses associated with organizing the Trust and registering the shares of each Fund under the Securities Act.

Portfolio Manager

Drew Bergstrom is the Manager and lead portfolio manager of the Adviser. As the portfolio manager for the Funds, Mr. Bergstrom is responsible for the day-to-day management of each Fund’s portfolio.

Mr. Bergstrom has been a Portfolio Manager for the Adviser since its inception and a Financial Advisor since 2022.

The SAI includes additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and ownership of securities in the Fund.

The Distributor and Administrator

[__] (the “Distributor”), distributes the Funds. The Funds’ distributor is located at [__].

[__], is located at [__]. It acts as the administrator to the Funds (the “Administrator”) and fund accountant.

The SAI has more detailed information about the Adviser, Distributor, Administrator, and other service providers.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Fund shares are listed for secondary trading on The NASDAQ Stock Market LLC (the “Exchange”). The shares will trade on the Exchange at prices that may differ to varying degrees from their daily NAV. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, are accrued daily. NAV is determined each business day, normally as of the close of regular trading of the Exchange (ordinarily 4:00 p.m., Eastern Time).

When determining NAV, the value of each Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued at fair value estimates under guidelines established by the Trust and the Adviser.

Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and per the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Index.

Equity securities listed on a North American, Central American, South American, or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party, affiliated pricing services, or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the SAI. Generally, short-term securities that mature in 60 days or less are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day before maturity, if their maturity when acquired by a Fund was more than 60 days.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. Eastern Time.

Information regarding how often shares of a Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found on the Funds’ website at www.blockbridgeinvestments.com.

Buying and Selling a Fund

You will pay or receive the market price when you buy or sell a Fund’s shares on the secondary market. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round-trip (purchase and sale) transaction.

Dividends and Distributions

Fund Distributions. Each Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains to its shareholders annually.

Dividend Reinvestment Service. Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of income and capital gains will automatically be reinvested in additional whole shares of a Fund. Without this service, investors would receive their distributions in cash. Investors are encouraged to use the dividend reinvestment service to achieve the maximum total return on their investments. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Frequent Purchases and Redemptions of Fund Shares

Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of Fund shares on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem each Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or whole for Creation Units, reflecting that a Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is unnecessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

Website Disclosures

The following information about the Funds is available on the Funds’ website, www.blockbridgeinvestments.com which is publicly available and free of charge:

●	Complete portfolio holdings, including for each security, the ticker symbol, CUSIP, description, and the quantity and weight of each security in each Fund;

●	The current NAV per share, market price, and premium/discount of each Fund as of the end of the prior business day;

●	A table showing the number of days that each Fund’s shares traded at a premium or discount during the most recently completed fiscal year and quarter (or for the life of the fund for new funds);

●	A chart showing each Fund’s premiums or discounts for the most recently completed calendar year and calendar quarter (or for the life of the Fund for any new Funds);

●	The median bid/ask spread for each Fund on a rolling 30-day basis; and

●	If the premium or discount is greater than 2% for more than seven consecutive trading days, a statement that the premium/discount was greater than 2% and a discussion of the factors reasonably believed to have materially contributed to this premium/discount.

Federal Income Taxes

The following describes the material U.S. federal income tax consequences of owning and distributing Fund shares and purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in a Fund, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in a Fund. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in a Fund subject to special tax rules, such as:

●	financial institutions and insurance companies;

●	regulated investment companies and real estate investment trusts;

●	dealers in securities or traders in securities that use a market-to-market method of tax accounting;

●	investors holding their shares as a part of a larger integrated transaction, or as part of a straddle, conversion transaction, or entering into a constructive sale of shares;

●	entities classified for income tax purposes as partnerships or S corporations or that are otherwise flow-through entities for tax purposes, or that invest through such an entity;

●	investors whose investment in the shares is made by or through a tax-exempt entity or tax-advantaged retirement account; or

●	investors subject to either the U.S. alternative minimum tax or the U.S. corporate minimum tax.

This discussion applies only to beneficial owners of shares for federal income tax purposes who hold their shares as capital assets. It is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which are subject to change, possibly with retroactive effect.

All persons considering the purchase of shares should consult with their tax advisers regarding the U.S. federal, foreign, state, and local tax consequences of the purchase, ownership, and disposition of shares in a Fund. This discussion below addresses the U.S. federal income tax consequences of an investment in a Fund only for U.S. persons (except where otherwise specifically noted).

Taxation of a Fund

Each Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a RIC and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. Each Fund also intends to distribute its net investment income and any net capital gains (in excess of any capital loss carryovers) so that the Fund is not subject to U.S. federal income tax in general. If a Fund does not meet certain distribution requirements, that Fund may be subject to significant excise taxes. This discussion assumes that each Fund will qualify as a RIC and satisfy these distribution requirements. There can be no guarantee that these assumptions will be correct.

There is no assurance that the Internal Revenue Service (“IRS”) will not challenge a Fund’s status as a RIC, or that, if it were to do so, it would not prevail. If a Fund failed to qualify as a RIC in any year, then it would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as a dividend to the extent attributable to a Fund’s earnings and profits. If a Fund failed to qualify as a RIC and become subject to federal income tax, any shareholder would be subject to diminished investment returns.

Taxation of U.S. Shareholders

The discussion in this section addresses the U.S. federal income tax consequences of an investment in a Fund only for U.S. persons (except where otherwise specifically noted). It does not address any foreign, state, or local tax consequences.

For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subjected to U.S. federal income taxation regardless of its source; or

(iv)	a trust, if a court within the United States can exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

Taxation of Fund Distributions

Distributions of net investment income and net capital gain will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long- term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short- term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, irrespective of whether you reinvest dividends or capital gain distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).

A Fund may realize long-term capital gains when it sells or redeems a security it has owned for over a year, or from transactions in section 1256 contracts (as discussed below).

Section 1256 contracts owned by a Fund, including certain option transactions and certain futures transactions, generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis, and resulting gains or losses generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses.

If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. An investor can avoid this result by investing soon after a Fund has paid dividends.

Under current law, the maximum long-term capital gain rate applicable to individuals is 20%, in addition to the 3.8% surtax on net investment income described under “Surtax on Net Investment Income” below.

Each Fund expects that, due to its investment objectives and strategies, its distributions will primarily consist of short-term capital gains, taxable as ordinary income. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation to non-corporate shareholders at long-term capital gain rates, so long as certain holding periods are met. Certain dividends or distributions declared in October, November, or December will be taxed to shareholders as if received in December if paid during the following January. Each year, the Funds will inform you of the amount and type of your distributions. Corporate shareholders may be able to take a 50% dividends- received deduction for a portion of the dividends received by a Fund; to the extent the Fund receives such dividends from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, provided certain holding period and other requirements are satisfied.

Sale of Exchange-Listed Shares

Your sale of exchange-listed Fund shares may cause you to recognize capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. Any capital gain or loss recognized upon the sale of shares of a Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain circumstances, loss realized upon a sale of Fund shares held for six months or less will be treated as long-term capital loss. Short-term capital gains are taxed at ordinary income tax rates.

Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.

Purchase and Redemption of Creation Units

An AP who purchases Creation Units in return for securities and any cash component generally will recognize a gain or a loss on the exchange equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate adjusted tax basis in the securities surrendered plus any cash component that it pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of any resulting gain or loss.

An AP who redeems Creation Units for securities of a Fund will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of the securities received plus the amount of any cash received and the exchanger’s adjusted tax basis in the Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their tax advisor regarding whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less.

See “DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS – Cost Basis Reporting” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and a Fund’s obligation to report basis information to the Service.

Surtax On Net Investment Income

A surtax of 3.8% applies to the net investment income of an individual taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income will include, among other types of income, ordinary income, dividend income, and capital gains derived from investments in a Fund, including capital gains derived from the sale of shares of the Fund. For information regarding the surtax on net investment income, see the SAI under “DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS - Surtax on Net Investment Income.”

Backup Withholding

Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who (i) has failed to provide a correct taxpayer identification number or (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. The backup withholding tax rate is currently 24%. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid backup withholding, provide your correct Tax Identification Number (Social Security Number for most individual investors) on your account application.

Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of a Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust, or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

●	former U.S. citizens and residents and expatriated or inverted entities;

●	a nonresident alien individual present in the United States for 183 days or more in a taxable year;

●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

●	a Foreign Shareholder whose income from a Fund is effectively connected with a U.S. trade or business or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions paid by a Fund to a Foreign Shareholder that are correctly reported as capital gain dividends, short-term capital gain dividends, or interest-related dividends will not be subject to withholding of U.S. federal income tax, except in certain circumstances as described in the SAI under “DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS - Foreign Shareholders.” Other ordinary income dividends will generally be subject to withholding of U.S. federal income tax at 30% (or a lower applicable treaty rate).

A foreign shareholder is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of Fund, on capital gain dividends, or on short-term capital gain dividends or interest-related dividends, except in certain circumstances described in the SAI.

As described in the SAI, special tax and withholding rules would apply to Foreign Shareholders if shares of a Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in some instances, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

To qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gains dividends, or for a reduced rate of withholding taxes under a U.S. income tax treaty on distributions from a Fund, a Foreign Shareholder must generally deliver to the withholding agent a properly executed form (typically, an applicable IRS Form W-8).

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of a Fund. Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status (generally on an applicable IRS Form W-8) under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is furnished to the IRS promptly. To claim a refund of any backup withholding taxes or Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

Under provisions of the Code commonly referred to as “FATCA”, a Fund must withhold 30% of certain distributions that it pays to foreign shareholders that fail to meet prescribed information reporting or certification requirements or, in some instances, fail to agree with the IRS to undertake certain diligence, reporting, and withholding requirements. In general, no such withholding will be required for a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. A non-U.S. entity that invests in a Fund must provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in a Fund.

This summary is not intended to be and should not be construed as legal or tax advice to any current holder of a Fund’s shares. You should consult your tax advisors to determine the tax consequences of owning Fund shares.

DISTRIBUTION

The Distributor is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Funds or the securities purchased or sold by the Funds. The Distributor’s principal address is [].

The Funds currently pay no Rule 12b-1 fees, and there are no plans to impose these fees.

FINANCIAL HIGHLIGHTS

Financial information for the Funds will be available after they have completed a fiscal year of operations.

PRIVACY POLICY

FACTS	WHAT DOES BERGSTROM FINANCIAL GROUP TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us.
This information can include:

●	Social Security number, name, and address

●	Account balances and transaction history

●	Wire transfer instructions
When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies must share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes, to offer our products and services to you	No	We Don’t Share
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes - information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

WHO WE ARE
Who is providing this notice?	BERGSTROM FINANCIAL GROUP TRUST (the “Trust”)
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●        Sharing affiliates’ everyday business purposes - information about your creditworthiness

●        Affiliates from using your information to market to you

●        Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●        Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal, or data processing services.

Joint Marketing	A formal agreement between nonaffiliated financial companies that market financial products or services to you. ● The Trust does not jointly market.

Page Intentionally Left Blank.

Reports

Reports

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR:

The Funds’ annual and semi-annual reports to shareholders will contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You will find the Funds’ annual and semi-annual financial statements in Form N-CSR.

Statement of Additional Information (SAI):

The Funds’ SAI, as supplemented occasionally, provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this Prospectus.

You can get free copies of the Funds’ annual and semi-annual reports, when available, and the SAI, on the Funds’ website www.blockbridgeinvestments.com. Shareholders may request to receive paper copies, free of charge, by calling or writing to the Funds at the telephone number and address listed below.

You can request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or by contacting the Funds at:

Bergstrom Financial Group Trust

1300 Godward Street NE

Suite 5500

Minneapolis, MN 55413

You can obtain copies of the Funds’ annual and semi-annual reports, when available, and SAI:

●	For a duplicating fee, by electronic request at publicinfo@sec.gov.

●	Free from the SEC’s website at https://www.sec.gov.

Other Information

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, distributor, custodian, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Investment Company Act File no. 811-24137.

This Statement of Additional Information is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities nor a solicitation of an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated June 4, 2026

Statement of Additional Information

August [        ], 2026

This Statement of Additional Information (“SAI”) provides information relating to the following series of Bergstrom Financial Group Trust (each a “Fund” and, collectively, the “Funds”):

Fund Name	Ticker Symbol
BlockBridge Market Cap Weighted Strategy ETF	BOO
BlockBridge Bitcoin and Large Cap 50/50 Strategy ETF	BTSP
BlockBridge Bitcoin and Information Technology 50/50 Strategy ETF	BTIT
BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF	BTMM
BlockBridge Bitcoin and Gold 50/50 Strategy ETF	BTAU
BlockBridge Bitcoin and Magnificent Stocks 50/50 Strategy ETF	BTMS

Series of

BERGSTROM FINANCIAL GROUP TRUST

1300 Godward Street NE, Suite 5500

Minneapolis, Minnesota, 55413

The Funds constitute a separate investment portfolio with distinct investment objectives and policies. The Distributor, as defined below, does not sell shares to the public. Shares are distributed to Authorized Participants, who then use them to create a market for public consumption.

This SAI should be read in conjunction with the Prospectus for the Funds, dated August __, 2026, which may be amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of a Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Funds at [__], by calling toll-free [__], or by visiting the Funds’ website at www.blockbridgeinvestments.com.

GENERAL INFORMATION

Each Fund is a separate series of Bergstrom Financial Group Trust, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on October 16, 2025 (the “Trust”). The Funds are each a series of the Trust and are non-diversified except for the BlockBridge Market Cap Weighted Strategy ETF, which is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). BlockBridge Investments, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Each Fund will offer and issue shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The shares of each Fund are collectively referred to as the “Shares” in this SAI. Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC (the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and generally in exchange for portfolio securities held by the Funds and/or a specified cash payment.

In the event of the liquidation of the Funds, the Trust may lower the number of Shares in a Creation Unit. The Trust reserves the right to permit or require a full or partial “cash” option for creations and/or redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of a basket of securities and other investments (“Deposit Instruments”) included in each Fund, subject to various conditions. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

BITCOIN, THE BITCOIN NETWORK, AND THE BITCOIN PROTOCOL

Bitcoin, the Bitcoin Network, and Bitcoin trading venues are relatively new and not subject to the same regulations as regulated securities. Bitcoin exchanges that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements; however, they are generally not required to protect customers or their markets to the same extent as regulated securities exchanges. As a result, markets for Bitcoin may be susceptible to manipulation or fraud and may experience larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in Bitcoin may lose money, possibly the entire value of their investments.

There is no central registry that shows which individuals or entities own Bitcoin or the quantity of Bitcoin owned by any particular person or entity. A small group of early Bitcoin adopters may hold a substantial portion of the Bitcoin that has been created to date. There are no regulations in place that would prevent a large holder of Bitcoin or a group of holders from selling their Bitcoins, which could depress the price of Bitcoin, or from otherwise attempting to manipulate the price of Bitcoin or the Bitcoin Network.

Events could adversely affect the price of Bitcoin, reduce user confidence in Bitcoin, the Bitcoin Network, and the fairness of Bitcoin trading venues, and slow (or even reverse) the further adoption of Bitcoin.

Malicious actors could theoretically structure an attack whereby such actors gain control of more than half of the Bitcoin Network’s processing power, or “aggregate hashrate.” If a malicious actor or group of actors acquired a hashrate exceeding that of the rest of the Bitcoin Network, they would be able to exert unilateral control over the addition of blocks to the Bitcoin Blockchain. This would allow a malicious actor to engage in “double spending” (i.e., use the same Bitcoin for two or more transactions), prevent other transactions from being confirmed on the Bitcoin Blockchain, or prevent other miners from mining any valid new blocks. Each of the events described above, among other things, could adversely affect the price of Bitcoin; reduce user confidence in Bitcoin, the Bitcoin Network, and the fairness of Bitcoin trading venues; and slow (or even reverse) the further adoption of Bitcoin.

The Bitcoin Protocol was developed using open-source software by a small group of developers known as the “Bitcoin Core” (as defined herein), who helped create and maintain the original version of Bitcoin, the underlying asset upon which Bitcoin futures are based. The open-source nature of the Bitcoin Protocol allows any developer to review the underlying code and suggest changes to it via “Bitcoin Improvement Proposals,” or “BIPs.” If accepted by a sufficient number of miners, BIPs may result in substantial changes to the Bitcoin Network, including changes that result in “forks” (as described herein). The Bitcoin Network has already experienced two major forks after developers attempted to increase transaction capacity. Blocks mined on these new “forked” networks now diverge from those mined on the original Bitcoin Network, which the Bitcoin Core maintains. This divergence results in the creation of two new blockchains, whose digital assets are referred to as “Bitcoin Cash” and “Bitcoin Gold.” Bitcoin, Bitcoin Cash, and Bitcoin Gold now operate as separate, independent networks. Multiple BIPs still exist, many of which aim to increase the transaction capacity of the Bitcoin Network. It is possible that one or more of these BIPs could result in further network forks. It is possible that the price of the Bitcoin futures after a “fork” may be linked to the price of Bitcoin on only one of the resulting Bitcoin Networks, rather than the aggregate price of Bitcoin on all resulting Bitcoin Networks.

 2

It is believed that speculators and investors who seek to profit from trading and holding Bitcoin currently account for a significant portion of Bitcoin demand. Such speculation regarding the potential future appreciation in the price of Bitcoin may artificially inflate or deflate the price of Bitcoin. Conversely, evolving government regulations, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the Bitcoin price, and other factors may cause a drop in the Bitcoin price. Developments related to the Bitcoin Network’s operations also contribute to the volatility in the price of Bitcoin. These factors may continue to cause the price of Bitcoin to be volatile, which may hurt the performance of the Funds.

New Bitcoin is created when Bitcoin “miners” use computers on the Bitcoin Network to solve Bitcoin’s “proof of work” algorithm, which records and verifies every Bitcoin transaction on the Bitcoin Blockchain. In return for their services, miners are rewarded with a set amount of Bitcoin, known as the “block reward.” The current block reward for solving a new block is three and one-eighth (3.125) Bitcoin per block, a decrease from six and one-quarter (6.25) Bitcoin prior to the April 2024 halving. Based on current processing power, or “hashrate,” the block reward is estimated to halve again in about four (4) years. Because the block reward slowly declines at a fixed rate over time, a user may incentivize a miner to prioritize the processing of their transaction by including excess Bitcoin, which the miner collects in the form of a “transaction fee.” If transaction fees are not sufficiently high or if they increase to the point of being prohibitively expensive for users, miners may lack an adequate incentive to continue mining and may therefore cease their operations.

If the price of Bitcoin or the reward for mining new blocks is not sufficiently high to incentivize miners, they may cease expending hashrate to solve blocks. As a result, confirmations of transactions on the Bitcoin Blockchain could be temporarily slowed, inhibiting the functioning of the Bitcoin Network. This could hurt the value of an investment in the Funds.

Additionally, if the price of Bitcoin falls below the level required for mining operators to turn a profit, some mining operators may temporarily discontinue mining Bitcoin by either halting operations or switching their mining operations to mine other cryptocurrencies. If miners reduce or cease their mining operations it would reduce the aggregate hashrate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the subsequent scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty (50) percent of the aggregate hashrate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten (10) minute confirmation time currently targeted by the Bitcoin Network protocol. Still, significant reductions in aggregate hashrate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or the aggregate hash rate of the Bitcoin Network may adversely affect the utility and price of Bitcoin, which may negatively impact investment in the Funds.

A decline in the adoption of Bitcoin could hurt the price of Bitcoin, as well as on Bitcoin trading venues, and, in turn, negatively affect the value of an investment in the Funds.

Bitcoin is used as a form of payment both directly and, more commonly, through an intermediary service which converts Bitcoin payments into local currency. However, the adoption of Bitcoin has been limited compared to its price increase, as determined by Bitcoin trading venues. This may suggest that the majority of Bitcoin’s use remains for investment and speculative purposes. The continued adoption of Bitcoin will require growth in its usage as a means of payment and in the Bitcoin Blockchain for various applications.

A lack of expansion or a reduction in usage of Bitcoin and the Bitcoin Blockchain could adversely affect the Bitcoin trading venues. This, in turn, may hurt the performance of the Funds. Even if growth in Bitcoin adoption continues in the near or medium term, there is no assurance that Bitcoin usage will continue to grow over the long term. A contraction in the use of Bitcoin may result in a lack of liquidity on Bitcoin trading venues, increased volatility in the Bitcoin price, or a reduction in the Bitcoin price, and other negative consequences. This, in turn, could exacerbate any existing liquidity issues in the Bitcoin market, lead to increased volatility in the Bitcoin price, or result in a price reduction, among other negative consequences. Each of these events could adversely impact the value of an investment in the Funds.

A new competing digital asset may pose a challenge to Bitcoin’s current market dominance, resulting in a reduction in demand for Bitcoin, which could negatively impact the price and market for Bitcoin and, in turn, affect the value of an investment in the Funds.

 3

The Bitcoin Network and Bitcoin, as an asset, currently hold a “first-to-market” advantage over other digital assets. This first-to-market advantage has enabled the Bitcoin Network to evolve into the most well-developed network of any digital asset. The Bitcoin Network currently boasts the most extensive user base of any digital asset and, more importantly, the most significant combined mining power in use to secure the Bitcoin Blockchain. Having an extensive mining network enhances user confidence regarding the security of the Bitcoin Blockchain and the long-term stability of the Bitcoin Network. However, the extensive mining network also increases the difficulty of solving for Bitcoins, which at times may incentivize miners to mine other cryptocurrencies. It is possible that real or perceived shortcomings in the Bitcoin Network, technological, regulatory, or other developments could result in a decline in popularity and acceptance of Bitcoin and the Bitcoin Network.

It is also possible that other digital currencies and trading systems could become more widely accepted and used than Bitcoin. In particular, digital assets such as “Ethereum,” “Ripple,” and “Stellar” have acquired a substantial share of the cryptocurrency market in recent years, which may be in part due to perceived institutional backing and/or potentially advantageous features not incorporated into Bitcoin. There are other cryptocurrencies, or altcoins, gaining momentum as the price of Bitcoin continues to rise, and investors view the cheaper cryptocurrencies as attractive alternatives. Additionally, the continued rise of alt-coins could lead to a reduction in demand for Bitcoin, which could harm the price and market for Bitcoin, as well as the Bitcoin trading venues, and, in turn, negatively impact the value of an investment in the Funds.

Regulatory initiatives by governments and uniform law proposals by academics and participants in the Bitcoin economy may impact the use of Bitcoin or the operation of the Bitcoin Network in a manner that adversely affects the value of an investment in the Funds.

As Bitcoin and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments, and self-regulatory agencies have begun to examine the operations of Bitcoin, cryptocurrencies, and other digital assets, the Bitcoin Network, Bitcoin users, and the Bitcoin trading venues. Regulation of cryptocurrencies, such as Bitcoin, and initial coin offerings (“ICOs”) in the U.S. and foreign jurisdictions could restrict the use of Bitcoin or impose other requirements that may adversely impact the liquidity and price of Bitcoin, demand for Bitcoin, and the operations of Bitcoin trading venues. If Bitcoin trading venues become subject to onerous regulations, among other factors, trading in Bitcoin may become concentrated in a smaller number of exchanges, which could have a material impact on the price, volatility, and trading volumes of Bitcoin. Additionally, the Bitcoin trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”), and other regulatory requirements, compliance, and reporting obligations that may make it more costly to transact in or trade Bitcoin (which may materially impact price, volatility, or trading of Bitcoin more generally). Each of these events could hurt the value of an investment in the Funds.

The regulation of Bitcoin, digital assets, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for Bitcoin businesses to provide services, potentially impeding the growth of the Bitcoin economy and hurting consumer adoption of Bitcoin. There is a possibility that future regulatory changes may alter, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue operating.

Additionally, to the extent that Bitcoin itself is determined to be a security, commodity future, or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, Bitcoin trading or ownership in Bitcoin may hurt the value of your investment in the Funds. In summary, Bitcoin regulation takes many different forms and will, therefore, impact Bitcoin and its usage in various ways.

Bitcoin Core currently maintains the Bitcoin Network, and no single entity owns it. However, with the growing adoption of Bitcoin and the significant increase in speculative activity surrounding Bitcoin and cryptocurrencies, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Bitcoin Network or applications built upon the Bitcoin Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s or the Bitcoin Blockchain’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect the price of Bitcoin. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their Bitcoin. As a result, an intellectual property rights claim against Bitcoin Network participants could have a material adverse impact on the Funds.

An interruption in Internet service or a limitation of Internet access could impact the functionality of the Bitcoin Network.

The Bitcoin Network’s functionality relies on the Internet. A widely accepted and decentralized network is necessary for a fully functional blockchain network, such as the Bitcoin Network. Features of the Bitcoin Network, such as decentralization, an open-source protocol, and reliance on peer-to-peer connectivity, are essential to preserving the network’s stability and reducing the risk of fraud or cyberattacks. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may hurt the Bitcoin Network and the price of Bitcoin, and therefore adversely affect the value of an investment in the Funds.

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BLOCKCHAIN TECHNOLOGY

Blockchain Technology

Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. The risks associated with blockchain technology may not become apparent until the technology is widely adopted. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. There is little regulation of blockchain technology, except for the inherent public nature of the blockchain system. Any future regulatory developments could impact the viability and expansion of blockchain technology. Because blockchain technology systems can operate across multiple national boundaries and regulatory jurisdictions, they may be subject to inconsistent and widespread regulation. Blockchain technology is not a product or service that generates identifiable revenue for companies that implement or utilize it. Currently, blockchain technology is commonly used for recording transactions in digital currencies, which are often highly speculative and volatile. Problems in digital currency markets could have a broader effect on companies associated with blockchain technology. Blockchain technology may also never be implemented on a scale that yields a discernible economic benefit. There are currently several competing blockchain platforms with overlapping intellectual property claims. The uncertainty inherent in these competing technologies may lead companies to adopt alternatives to blockchain. Finally, because digital assets registered on a blockchain lack a standardized exchange, such as a stock market, there is less liquidity for these assets and a greater possibility of fraud or manipulation.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a specific form, allowing only those intended to receive it to read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based on software source code that establishes and governs their respective cryptographic systems for verifying transactions.

Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur due to, among other things, the inability of nodes to reach consensus on transactions, including those related to upgrades or changes in the Bitcoin Network. During a network delay, it will not be possible to record transactions in the shares on the blockchain.

Blockchain Regulation

The regulation of digital assets, including Bitcoin, blockchain technologies, and digital asset platforms, is currently evolving and is likely to undergo rapid changes. It varies significantly among international, federal, state, and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions that may severely impact the Funds and, thus, the Funds’ shareholders. Failure by the Funds or any Fund service providers to comply with any laws, rules, or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Funds (and thus to the Funds’ shareholders), including civil penalties and fines.

Blockchain networks, including the Bitcoin Network, currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations, or directives that affect the networks and their users, developers, and service providers that fall within the regulatory scope of such jurisdictions. Such laws, regulations, or directives may conflict with those of the United States or may have a direct and negative impact on The Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such a change could be substantial and adverse to the shareholders, the Funds, and the Funds’ service providers.

Additionally, to the extent that Bitcoin itself is determined to be a security, commodity future, or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, Bitcoin trading or ownership in Bitcoin may hurt the value of your investment in the Funds. In summary, Bitcoin regulation takes many different forms and will, therefore, impact Bitcoin and its usage in various ways.

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ADDITIONAL INFORMATION OF THE CRYPTO CURRENCY INVESTMENTS OF THE BLOCKBRIDGE MARKET CAP WEIGHTED STRATEGY ETF

The BlockBridge 500™ Index (the “BB 500 Index” or the “Index”) includes, in addition to equity securities of the 500 largest publicly traded U.S. companies, direct blockchain-based digital assets, such as Bitcoin and Ethereum, and equity securities of publicly traded companies that hold significant digital assets on their balance sheets (“Bitcoin Treasury Companies”). As of [date], digital assets represent approximately [__]% of the Index by market capitalization, with Bitcoin representing the largest digital asset constituent at approximately [   ]%. The BlockBridge Market Cap Weighted Strategy ETF (the “Market Cap Fund”) does not invest directly in any digital asset; rather, it obtains exposure to digital asset Index constituents indirectly through U.S.-listed exchange-traded products (“ETPs”) registered under the Securities Act of 1933. This section provides additional information about digital assets.

General Cryptocurrency Risks

All cryptocurrencies share certain fundamental characteristics and risks:

Blockchain Technology. Cryptocurrencies operate on decentralized blockchain networks that use cryptography to secure transactions and control the creation of new units. Blockchain networks are distributed ledgers maintained by multiple participants (miners or validators) rather than a central authority. The decentralized nature provides certain security benefits but also creates risks related to network consensus, protocol governance, and potential forks.

No Intrinsic Value. Cryptocurrencies have no intrinsic value. They do not generate cash flows, pay dividends, or have a claim on underlying assets. The value of a cryptocurrency is determined entirely by market supply and demand.

Network Security Risks. Each blockchain network faces potential security threats, including 51% attacks (where an attacker gains control of the majority of network validation power), double-spending attacks, denial-of-service attacks, and other network disruptions. The security of each network depends on the participation of miners or validators, the distribution of validation power, and the robustness of the underlying protocol.

Forks and Protocol Changes. Blockchain protocols may undergo “forks” - changes to the protocol that can result in two separate blockchains. Hard forks can be planned upgrades or contentious splits. When forks occur, the Fund will follow the procedures established by the Index Provider for determining which chain (if any) represents the Index constituent. Historical examples include Bitcoin/Bitcoin Cash, as well as Ethereum/Ethereum Classic.

Mining and Validation Economics. Proof-of-work blockchains (like Bitcoin) rely on miners who utilize computational power to secure the network and receive newly created cryptocurrency as a reward. Proof-of-stake blockchains (like Ethereum) depend on validators who stake cryptocurrency to participate in the consensus. If mining or staking becomes unprofitable due to low cryptocurrency prices or high operational costs, network security may be compromised.

Trading Venue Fragmentation. Cryptocurrency trading is fragmented across numerous exchanges with varying degrees of regulation, liquidity, and transparency. This fragmentation can lead to price discrepancies across venues, increased volatility, and challenges in price discovery. Most cryptocurrency exchanges are not registered as national securities exchanges with the SEC.

Regulatory Uncertainty. The regulatory treatment of cryptocurrencies continues to evolve. Uncertainties include whether specific cryptocurrencies are securities under federal securities laws, the applicability of commodity regulations, tax treatment, anti-money laundering requirements, and potential restrictions on use or trading. Regulatory actions in the U.S. or other jurisdictions could significantly impact cryptocurrency markets.

Adoption Dependence. The value of cryptocurrencies depends on continued adoption by users, developers, merchants, and investors. A decline in adoption, whether due to competition from other cryptocurrencies, regulatory restrictions, technological limitations, or other factors, could adversely affect value.

Technology Risks. Cryptocurrencies face ongoing technology risks, including software bugs, scalability limitations, transaction speed and cost issues, and dependence on internet infrastructure. Smart contract platforms face additional risks related to vulnerabilities in application code.

Correlation. Cryptocurrencies have historically demonstrated a high correlation with each other, particularly during periods of market stress. This means the 10 cryptocurrencies in the Index may not provide the same diversification benefit as 10 traditional securities.

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Consensus Mechanisms: The Index includes cryptocurrencies using Proof of Work (Bitcoin), various forms of Proof of Stake (Ethereum, Cardano, Solana), and other mechanisms (XRP, BNB, TRON). These different mechanisms have different security properties, energy requirements, and economic incentives.

Regulatory Status: Bitcoin and Ethereum have been informally indicated by SEC officials not to be securities, though such statements are not binding. XRP is subject to ongoing SEC litigation. Several other constituents may face potential challenges in securities classification. As of the date of this SAI, Bitcoin, Ethereum, Solana, XRP, Cardano, Chainlink, and Stellar Lumens have CFTC-regulated futures markets.

Use Cases: Constituents serve different purposes, including store of value (Bitcoin), smart contract platforms (Ethereum, Cardano, Solana), payments (XRP, TRON), and exchange utilities (BNB).

Market Maturity: Bitcoin (2009) has a longer operational history. Solana (2020) and others are relatively new.

Developer Activity: Ethereum, Solana, and Cardano have active developer ecosystems building applications. Others have limited developer activity focused primarily on core protocol maintenance.

Supply Economics: Bitcoin has a fixed 21 million cap. Ethereum and TRON have no maximum supply. Others have various maximum supplies with different issuance schedules. BNB implements periodic token burns.

Additional Information

Current information about Index constituents, including market capitalizations, circulating supplies, and recent developments, is available on the Fund’s website at www.blockbridgeinvestments.com and the Index Provider’s website at [   ].

The Index Provider determines Index constituents based on market capitalization from the [   ]. Constituents may change at quarterly rebalancing as relative market capitalizations change. The Fund will provide notice of material changes to Index constituents through Registration Statement filings or website updates.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, RISKS, AND POLICIES

The Prospectus for the Funds outlines the investment objectives and strategies of the Funds. It explains how the Funds allocate their assets among the various types of securities in which the Funds may invest. Please refer to the Funds’ Prospectus for a discussion of the Funds’ principal investment strategies, the principal asset types, or securities in which the Funds may invest, and the principal risks associated with the foregoing. Additional information regarding the assets or securities in which the Funds may invest, including securities or instruments not described in the Prospectus, appears below in the section entitled “Additional Information About Securities in Which the Funds May Invest” in this SAI.

As with all funds, there can be no assurance that the investment objectives of the Funds will be achieved. The Funds’ investment objectives may be changed without approval by the holders, subject to 60 days’ advance notice to shareholders.

Investment Restrictions.

The Funds have adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, as applicable. Non-fundamental policies may be changed without shareholder approval by a vote of a majority of the Trustees of the Trust at any time, provided that 60 days’ advance notice is given to shareholders. The term “majority of the outstanding voting shares” means the vote of (i) 67% or more of each Fund’s shares present at a meeting, if more than 50% of the outstanding shares of each Fund are present or represented by proxy, or (ii) more than 50% of each Fund’s outstanding shares, whichever is less.

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Fundamental Investment Restrictions. The Funds are subject to the following investment restrictions, all of which are fundamental policies.

The Funds may not:

(1)	borrow money or issue senior securities (as defined by the 1940 Act), except as permitted by the 1940 Act or the rules thereunder.

(2)	Purchase or sell real estate unless acquired because of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business, except that this restriction shall not prevent the Funds from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.

(3)	issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Funds.

(4)	act as an underwriter of another issuer’s securities, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of portfolio securities.

(5)	make loans, except to the extent permitted under the 1940 Act.

(6)	invest in physical commodities, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

(7)	invest more than 25% of its assets (valued at the time of investment) in the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets; provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies; (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) investments in repurchase agreements collateralized by U.S. government securities; (iv) investments that provide exposure to Bitcoin or other cryptocurrencies (including, without limitation, exchange-traded products that provide exposure to Bitcoin or other cryptocurrencies); and (v) solely with respect to the BlockBridge Bitcoin and Gold 50/50 Strategy ETF, investments that provide exposure to gold and other precious metals (including, without limitation, exchange-traded products that provide exposure to gold and other precious metals); and provided further that each Fund reserves the right to concentrate its investments in a particular industry to approximately the same extent that the strategy or basket of investments used to implement the Fund’s investment objective is so concentrated. For purposes of monitoring compliance with this restriction, each Fund will use reasonable efforts to obtain portfolio information from any underlying investment company (including any exchange-traded product or exchange-traded fund) in which the Fund invests and, to the extent such information is available, will be considered to be concentrated in a particular industry to approximately the same extent that the underlying investment company is so concentrated in that industry. For purposes of this restriction, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Compliance with the Fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements.

With respect to paragraph (1), the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (excluding the amount borrowed) at the time the borrowing is made. With respect to paragraph (5), the 1940 Act and regulatory interpretations currently limit the percentage of each Fund’s securities that may be loaned to one-third of the value of its total assets.

For restriction (7) above, industry classifications are determined for each Fund in accordance with the industry or sub-industry classifications established by Bloomberg. Each Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders. The use of any particular classification system is not a fundamental policy.

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Non-Fundamental Investment Restrictions.

In addition, it is contrary to each Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of each Fund’s net assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified, or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to specific restricted securities, including securities pursuant to Rule 144A under the 1933 Act, and specific commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

Non-Principal Risks

Concentration Risk – The Funds have a fundamental policy not to invest more than 25% of the current value of each Fund’s total assets in any one industry, except that this policy does not apply to: (i) investments in securities of other investment companies; (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) investments in repurchase agreements collateralized by U.S. government securities; (iv) investments that provide exposure to Bitcoin or other cryptocurrencies (including, without limitation, exchange-traded products that provide exposure to Bitcoin or other cryptocurrencies); or (v) solely with respect to the BlockBridge Bitcoin and Gold 50/50 Strategy ETF, investments that provide exposure to gold and other precious metals (including, without limitation, exchange-traded products that provide exposure to gold and other precious metals). In addition, each Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the strategy or basket of investments used to implement the Fund’s investment objective is so concentrated. For purposes of monitoring compliance with the concentration policy, each Fund will use reasonable efforts to obtain portfolio information from any underlying investment company (including any exchange-traded product or exchange-traded fund) in which the Fund invests and, to the extent such information is available, will be considered to be concentrated in a particular industry to approximately the same extent that the underlying investment company is so concentrated in that industry. To the extent that a Fund concentrates in a particular industry, it may be more susceptible to economic conditions and industry-specific risks.

Temporary Defensive Positions and Cash Positions – The Funds may take temporary defensive positions in short-term debt securities, cash, and cash equivalents in response to adverse market, economic, or political conditions. The Funds may also depart from their principal investment strategies when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Funds have committed available assets to desirable investment opportunities. Under such circumstances, the Funds may not achieve their investment objectives, and they may not participate in market advances or declines to the same extent that they would if the Funds remained more fully invested.

ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUNDS MAY INVEST

The Funds’ principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” for each Fund and under “INVESTMENT OBJECTIVE” and “PRINCIPAL INVESTMENT STRATEGIES.” To achieve its investment objectives, each Fund typically makes investments of the type described in the Prospectus.

The Funds may also invest in certain types of securities or engage in certain investment activities, as generally discussed below. Additionally, the Funds may be subject to additional risks associated with their investments in such securities or resulting from the Funds’ investment strategies or activities. The following is not meant to be an exclusive list of all the securities and instruments in which the Funds may invest, the investment strategies or activities in which they may engage, or the risks associated with both. The Funds may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here. To the extent this section describes an investment type also described in the prospectus, the disclosure in this SAI should be regarded as supplementing, and not replacing, the prospectus disclosure.

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EQUITY SECURITIES

Equity securities represent ownership interests in a company and may consist of common stocks, preferred stocks, warrants to acquire common stock, or securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds may purchase equity securities listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of bondholders and preferred stockholders take precedence over those of common stockholders.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of bondholders take precedence over those of holders of preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to purchase an equity security at a specified price for a defined period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer both greater potential for capital appreciation and capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised before its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Funds is called for redemption or conversion, the Funds could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities typically yield higher returns than the underlying common stocks, but usually lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to fall to the same extent due to interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities is likely to increase as well. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks associated with smaller size, limited markets and financial resources, narrow product lines, and a frequent lack of depth in management. The securities of smaller companies are often traded in the over-the-counter market, and even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and are more susceptible to abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

BITCOIN TREASURY COMPANY

The Market Cap Fund may invest in equity securities of companies that hold substantial Bitcoin on their corporate balance sheets as a primary treasury reserve asset (“Bitcoin Treasury Companies”). Bitcoin Treasury Companies are subject to a distinct set of risks that differ materially from the risks associated with holding Bitcoin directly through Bitcoin ETPs. The financial condition, operating results, and stock price of a Bitcoin Treasury Company reflect not only the value of its Bitcoin holdings but also the performance of its underlying business operations, the quality of its management team, its capital structure, its access to financing, and the competitive dynamics of the industries in which it operates. As a result, the stock price of a Bitcoin Treasury Company may decline even during periods when Bitcoin prices are rising, and conversely may appreciate for reasons unrelated to Bitcoin price movements, meaning the Market Cap Fund may not achieve a precise or predictable degree of Bitcoin price correlation through investments in Bitcoin Treasury Companies.

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Many Bitcoin Treasury Companies have financed their Bitcoin acquisitions through the issuance of debt, convertible notes, preferred equity, or other leveraged instruments, creating balance sheet structures in which a significant portion of the company’s liabilities are serviced by cash flows from operations that may be unrelated to Bitcoin. A sustained decline in Bitcoin prices could impair the ability of a Bitcoin Treasury Company to service its debt obligations, satisfy margin or collateral requirements associated with Bitcoin-backed financing, or access additional capital on favorable terms, potentially resulting in financial distress, asset sales at adverse prices, or insolvency. The stock price of a Bitcoin Treasury Company may therefore be subject to amplified downside volatility relative to Bitcoin itself, as equity holders bear residual risk after debt obligations are satisfied. If a Bitcoin Treasury Company’s Bitcoin holdings decline sufficiently in value relative to its outstanding debt, the company’s equity could be rendered worthless even if Bitcoin retains positive market value. Furthermore, because many Bitcoin Treasury Companies are relatively new, operate nascent business models, and have limited operating histories, investors have less data on which to assess the long-term viability of their treasury strategies or the quality of their corporate governance, increasing the risk of unexpected adverse developments.

The correlation between Bitcoin Treasury Company stock prices and Bitcoin prices may be unstable over time and across market conditions. During periods of Bitcoin price appreciation, Bitcoin Treasury Companies may trade at significant premiums to the net asset value of their Bitcoin holdings, reflecting investor optimism about future Bitcoin acquisitions or leverage-enhanced returns. During periods of Bitcoin price decline, these companies may trade at significant discounts to net asset value, reflecting concerns about balance sheet stress, financing access, or forced asset sales. The Market Cap Fund bears the risk of both the premium compression and discount widening that may occur as Bitcoin market conditions change, and the returns earned through investments in Bitcoin Treasury Companies may not accurately reflect the underlying Bitcoin price movements that the Funds seek to capture.

Bitcoin Treasury Companies Leverage Risk. Certain Bitcoin Treasury Companies and other Bitcoin-correlated equity issuers in which the Market Cap Fund may invest have financed their Bitcoin acquisitions through the use of significant financial leverage, including the issuance of corporate bonds, convertible notes, at-the-money equity offerings, preferred securities, or credit facilities secured by their Bitcoin holdings or other assets. The use of leverage by these issuers amplifies both gains and losses relative to the value of their Bitcoin holdings and may significantly increase the volatility of their equity securities. When Bitcoin prices decline, leveraged Bitcoin Treasury Companies may face margin calls, covenant breaches, accelerated debt repayment obligations, or forced liquidation of Bitcoin holdings at adverse prices, any of which could cause their stock prices to decline more rapidly and severely than the decline in Bitcoin prices alone would suggest. The obligation to service debt at fixed interest rates regardless of Bitcoin price performance means that leveraged Bitcoin Treasury Companies may incur net losses and consume cash during extended periods of Bitcoin price stagnation or decline, potentially impairing their ability to continue operations, pursue additional Bitcoin acquisitions, or maintain their treasury strategy.

The degree of leverage employed by Bitcoin Treasury Companies varies significantly across issuers and may change over time as companies issue additional debt or equity, refinance existing obligations, or experience changes in the market value of their Bitcoin holdings relative to their outstanding liabilities. The Funds do not impose limits on the amount of leverage that may be employed by the issuers in which they invest, and the Market Cap Fund may hold equity securities of issuers that are highly leveraged at the time of investment or that become highly leveraged following the Market Cap Fund’s investment. Because the equity of a leveraged issuer represents a residual claim on assets after all debt and senior obligations are satisfied, a relatively modest decline in the total enterprise value of a leveraged Bitcoin Treasury Company can result in a disproportionately large decline in its equity value — a dynamic sometimes referred to as the “equity wipeout” risk of leveraged capital structures. Shareholders of the Market Cap Fund bear this leveraged equity risk indirectly through their ownership of Market Cap Fund shares, and adverse developments affecting the capital structures of leveraged Bitcoin Treasury Companies in which the Market Cap Fund invests could materially and adversely affect the Market Cap Fund’s net asset value and total return.

INITIAL PUBLIC OFFERINGS (“IPOs”)

Each Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Funds for as long as it has a small asset base. The effect of IPOs on the Funds’ performance likely will decrease as the Funds’ asset size increases, which could reduce the Funds’ total returns. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds’ portfolio and lead to higher expenses for the Funds, including commissions and transaction costs. By selling shares, the Funds may realize taxable gains that they will subsequently distribute to shareholders. Additionally, the market for IPO shares can be speculative and inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares may be affected by substantial dilution in the value of their shares, resulting from sales of additional shares, and by the concentration of control in existing management and principal shareholders.

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The Funds’ investment in IPO shares may include securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than those of more established companies. These companies may have limited operating histories, and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses, making them vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

DEBT SECURITIES

Investors should be aware that even though interest-bearing obligations are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are more significantly affected by interest rates than shorter-term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by S&P Global Ratings (“S&P Ratings”), a division of McGraw Hill Financial, Inc., or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”), and securities that are not rated. There may be no restrictions as to the ratings of debt securities acquired by the Funds or the portion of the Funds’ assets that may be invested in debt securities in a particular ratings category.

Securities rated BBB or Baa are considered to be of medium grade and exhibit speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities, potentially leading to a decline in their value. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and are generally more sensitive to adverse economic conditions or individual corporate developments. During periods of unfavorable economic conditions, including rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may struggle to meet their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because their market is less broad. The demand for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Funds may have greater difficulty selling their portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

The debt securities held by the Funds may have redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds would have to replace the security with a lower-yielding security, resulting in a decreased return for the investors in the Funds. Conversely, a high-yield, high-risk security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.

Special tax considerations apply to investing in debt securities structured as zero-coupon or pay-in-kind securities. the Funds will report the interest on these securities as income even though they receive no cash interest until the security’s maturity or payment date.

Credit ratings assess the safety of principal and interest payments, rather than the market value risk associated with debt securities. Rating agencies may fail to update credit ratings promptly to reflect subsequent events. To the extent that the Funds invests in medium- and lower-quality debt securities, the achievement of the Funds’ investment objective may be more dependent on the Funds’ own credit analysis than is the case for higher quality bonds. A more complete description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

INTEREST RATE RISK

The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

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CONVERSION OF DEBT SECURITIES

In the event debt securities held by a fund are converted to or exchanged for equity securities, the Funds may continue to have such equity securities, but only if and to the extent consistent with and permitted by its investment objective and policies.

HIGH YIELD SECURITIES

High-yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by S&P Ratings or Baa by Moody’s, or their unrated equivalents. The risks associated with investing in high yield securities include: (i) high yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P Ratings or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness; (ii) the market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Funds to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets; (iii) market prices for high-risk, high-yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-risk, high-yield securities may move independently of interest rates and the overall bond market; and (iv) the market for high-risk, high-yield securities may be adversely affected by legislative and regulatory developments.

DEFAULTED SECURITIES

The risk of loss due to default may be considerably greater with lower-quality securities, as they are generally unsecured and often subordinated to other debt of the issuer. The purchase of defaulted debt securities involves risks, such as the possibility of a complete loss of the investment, where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security in a fund’s portfolio defaults, the fund may incur unrealized losses on the security, which may lower the fund’s NAV. Defaulted securities tend to lose a significant portion of their value before they default. Thus, a fund’s NAV may be adversely affected before an issuer defaults. Additionally, a fund may incur additional expenses if it attempts to recover principal or interest payments on a defaulted security.

INDEXED SECURITIES

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities, typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies. They may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of several foreign currencies relative to one another.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed. Additionally, it may be influenced by changes in interest rates in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price.

INFLATION-INDEX BONDS

Inflation-indexed bonds are debt instruments whose principal and/or interest values are adjusted periodically in accordance with a rate of inflation, typically the Consumer Price Index (CPI). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation-Protected Securities (“TIPS”) are currently issued with maturities of five, ten, or thirty years. However, securities with other maturities may be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

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If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or the par amount at the time of original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the inflation rate. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in the value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in the value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the CPI-U, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measure of price changes in the cost of living, comprising components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury, and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Specific U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. In contrast, other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the issuer’s right to borrow from the U.S. Treasury. At the same time, the U.S. government provides financial support to certain U.S. government-sponsored federal agencies; however, no assurance can be given that the U.S. government will always do so, as it is not obligated to do so by law. U.S. Treasury notes and bonds typically pay coupon interest semiannually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentality in the event its liabilities exceed its assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

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The total public debt of the United States, as a percentage of its gross domestic product, has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government may not be able to make principal or interest payments when due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and the repeated nature of debt ceiling negotiations. While Moody’s sovereign credit rating for the U.S. remains AAA, the agency changed the outlook from stable to negative in November 2023, signaling an increased risk of a downgrade.

An increase in national debt levels may also necessitate adjustments to the statutory debt ceiling, requiring the U.S. Congress to negotiate a higher cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates and lower prices of U.S. Treasury securities, and increase the costs of various types of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

U.S. GOVERNMENT OBLIGATIONS

The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association notes). In the latter case, the investor must primarily look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Generally, the value of debt instruments, including U.S. Government obligations, declines when market interest rates rise and increases when market interest rates fall. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

CUSTODIAL RECEIPTS

A fund may acquire custodial receipts for U.S. government securities. Custodial receipts evidence ownership of future interest payments, principal payments, or both, and include TIGRs and CATS. For specific securities law purposes, custodial receipts are not considered U.S. government securities.

SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Under the Separate Trading of Registered Interest and Principal of Securities program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently.

MUNICIPAL NOTES

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond, and revenue anticipation notes, project notes, and construction loan notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance the working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use, and business taxes, and are specifically payable from these particular future tax revenues.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the Funds for the repayment of the notes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of the receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

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Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development (“HUD”) and carry a U.S. government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the U.S. government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from project notes.

Construction Loan Notes. Construction loan notes are sold to provide financing for construction projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided through banks’ commitments to purchase the loan.

Municipal Commercial Paper.  Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such a paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is often backed in many cases by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements provided by banks and other financial institutions.

High-Yield (High-Risk) Municipal Debt Obligations.  Municipal bonds rated “BBB” or “BB” by S&P or Fitch, or “Baa” or “Ba” by Moody’s, or lower (and their unrated equivalents) are considered to have some speculative characteristics and, to varying degrees, can pose special risks generally involving the ability of the issuer to make payment of principal and interest to a greater extent than higher rated securities.

The Adviser may purchase lower-rated municipal bonds when, based upon price, yield, and its assessment of quality, investment in these bonds is determined to be consistent with a fund’s investment objectives. The Adviser will evaluate and monitor the quality of all investments, including lower-rated bonds, and will dispose of these bonds as determined to be necessary to assure that the Funds’ portfolio is constituted in a manner consistent with these objectives. To the extent that a Fund’s investments in lower-rated municipal bonds emphasize obligations believed to be consistent with preserving capital, these obligations may not provide yields as high as those of other obligations having these ratings. The differential in yields between these bonds and obligations with higher quality ratings may not be as significant as it initially appears to be.

INSURED BANK OBLIGATIONS

A Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

WHIPSAW MARKETS RISK

The Funds may be subject to the forces of “whipsaw” markets, a condition in which a security’s price moves sharply in one direction and then quickly reverses to move sharply in the opposite direction. Cryptocurrency markets are particularly susceptible to whipsaw conditions due to their high volatility, 24-hour trading, sensitivity to news and social media sentiment, and the presence of automated trading algorithms and leveraged participants that can amplify price movements and reversals. Whipsaw conditions can occur in individual cryptocurrencies or across the broader digital asset market simultaneously.

Whipsaw markets create specific challenges for the Market Cap Fund because the Fund’s passive investment approach and quarterly rebalancing schedule mean the Fund may be required to buy Index constituents after significant price increases and to sell constituents after significant price decreases, rather than being able to wait for prices to stabilize. During whipsaw market conditions, these forced transactions may occur at unfavorable prices, causing the Fund to realize losses that a more flexible investment strategy might avoid. In addition, if whipsaw conditions occur shortly before a quarterly index reconstitution, the Fund may be required to purchase newly added Index constituents at inflated prices or to sell removed constituents at depressed prices, amplifying the adverse effects of the reconstitution on the Fund’s performance.

Whipsaw markets may also adversely affect the ETPs in which the Funds invest, causing their market prices to diverge from their NAVs and reducing the effectiveness of the creation/redemption mechanism that normally keeps ETP market prices aligned with their NAVs. During such periods, the Funds may be unable to transact in ETP shares at prices that accurately reflect the value of the underlying cryptocurrencies. For the Market Cap Fund, this would result in performance deviations from the BB 500 Index.

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CLOSED-END INVESTMENT COMPANIES

A Fund may invest their assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange (“NYSE”), the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”), and, in some cases, may be traded in other over-the-counter (“OTC”) markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases, similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions, and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Funds purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principle of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase, and a Fund may suffer realized or unrealized capital losses due to a further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Funds’ shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for a greater total return on its investment, but, at the same time, may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

INDEX RELATED SECURITIES (“EQUITY EQUIVALENTS”)

A Fund may invest in certain types of securities that enable investors to purchase or sell shares in a basket of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a basket of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P Depositary Receipts (an ETF that tracks the S&P 500 Index). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices, as well as the securities that make up those indices. For example, if the securities comprising an index that a security seeks to track perform poorly, the security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.

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To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing, and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Funds’ share price.

Investments by the Funds in emerging market securities include special risks in addition to those generally associated with foreign investing. The Adviser regards “emerging markets” as including all countries currently excluded from the MSCI World Index of developed countries, and domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. Emerging markets also have different clearance and settlement procedures, and delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in the value of those securities or possible liability to the purchaser. Many emerging markets have experienced substantial rates of inflation for many years, which has had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations, and other financial institutions. Debt obligations of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Certain emerging market governmental issuers have not been able or have been unwilling to make payments of interest or principal on debt obligations as those payments have come due.

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FOREIGN CURRENCIES

Although each Fund intends to only hold investments denominated in U.S. dollars, a Fund may have indirect exposure to foreign currency fluctuations. Each Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on a Fund.

CURRENCY TRANSACTIONS

A currency exchange transaction, including a virtual currency exchange transaction, may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, virtual currency exchange market, or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers, or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of different countries in which the Funds may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of the Funds accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If the Funds enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of the Funds having at least as great as the Funds’ commitment under such forward contract will be segregated on the books of the Funds while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, the Funds may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Funds to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that the Funds are obligated to deliver.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Funds of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

DEPOSITORY RECEIPTS

Securities of foreign issuers may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts, and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs,” and “NVDRs,” respectively, and collectively, “Depositary Receipts”). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States, and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR.

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EDRs, GDRs, IDRs, and NVDRs are receipts evidencing an arrangement with a foreign bank or exchange affiliate similar to that for ADRs and are designed for use in foreign securities markets. EDRs, GDRs, IDRs, and NVDRs are not necessarily quoted in the same currency as the underlying security. NVDRs do not have voting rights.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES, AND BANKS

The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies, or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the InterAmerican Development Bank.

The Funds may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

MONEY MARKET INSTRUMENTS

The Funds may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”)  or “A-1+” or “A-1” by S&P Global Ratings, a division of S&P Global Inc. (“S&P”)  or has a similar rating from a comparable rating agency, or if unrated, of comparable quality as the Adviser determines; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

OTHER SHORT-TERM INSTRUMENTS

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable CDs, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

CERTIFICATE OF DEPOSIT AND BANKERS’ ACCEPTANCES

A Fund may invest in certificates of deposit and bankers’ acceptances, which are short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The accepting bank may then hold the acceptance as an earning asset, or it may be sold in the secondary market at the prevailing discount rate for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

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BANKING INDUSTRY OBLIGATIONS

Obligations of foreign banks in which the Funds may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

CUSTODY AND BANKING RISKS

The Funds’ assets may be maintained with one or more banks or other depository institutions (“banking institutions”), including both US and non-US banking institutions. In addition, the Funds’ assets may be maintained at regional (or mid-size) banking institutions or large banking institutions. Regional banking institutions are generally subject to fewer regulatory safeguards than large banking institutions, which can lead to them being perceived as having greater credit risk than their larger counterparts. the Funds may enter into credit facilities or have other financial relationships with banking institutions. The distress, impairment, or failure of one or more banking institutions, whether or not holding the Funds’ assets, may inhibit the ability of the Funds to access depository accounts or lines of credit at all or promptly. Various factors, including negative market sentiment, significant withdrawals, fraud, or poor management, can cause such events. In such cases, the Funds may need to delay or forgo making new investments, or the Funds may need to sell another investment to raise cash when it is not desirable to do so, which could result in lower performance. In the event of such a failure of a banking institution, access to such accounts could be restricted. U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of the amounts insured by the FDIC (and similar considerations may apply to banking institutions in other jurisdictions not subject to FDIC protection). In such instances, the Funds may not recover the excess uninsured amounts and instead would only have an unsecured claim against the banking institution, potentially recovering only the residual value of the banking institution’s assets, if any value is recovered at all. The loss of any assets maintained with a banking institution or the inability to access such assets for a period, even if ultimately recovered, could be materially adverse to the Funds. Additionally, the Adviser may not be able to identify all potential solvency or stress concerns with respect to a banking institution or transfer assets from one bank to another promptly, particularly in the event a banking institution comes under stress or fails. It is also possible that the Funds may incur additional expenses or experience delays in implementing alternative arrangements, or that such arrangements may be less favorable than those previously in place (with respect to access to capital, economic terms, or otherwise).

CASH RESERVES

In seeking to achieve its investment objective, as a cash reserve, or for liquidity purposes, the Funds may invest all or part of their assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers’ acceptances, or repurchase agreements secured by U.S. government securities.

FIXED INCOME INVESTMENTS AND CASH EQUIVALENTS

Fixed income investments and cash equivalents held by the Funds may include, without limitation, the types of investments set forth below.

(1) The Funds may invest in U.S. government securities, including bills, notes, and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by multiple instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

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(2) The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are usually negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Funds’ 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited, plus interest, to the bearer of the certificate on the date specified therein. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Funds may not be fully insured. The Funds may only invest in certificates of deposit issued by U.S. banks with assets of at least $1 billion.

(3) The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The accepting bank may then hold the acceptance as an asset or sell it in the secondary market at the prevailing interest rate for a specific maturity.

(4) The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Funds may invest in commercial paper, which is short-term, unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The Funds’ portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios). They will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Funds’ liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, is judged by the Adviser to be of comparable quality.

(6) The Funds may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause a Fund to bear proportionately the costs incurred by the money market fund’s operations. At the same time, the Funds will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. The Funds can lose money by investing in a money market fund.

(7) The Funds may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated as investment-grade or below investment-grade and may carry variable or floating interest rates. Some corporate debt securities rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher-quality debt securities. The Funds could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

SECURITIES LENDING

The Funds may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities instead of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

For loans collateralized by cash, the borrower is entitled to receive a fee based on the amount of cash collateral. The Funds is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

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Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), gap risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds has agreed to pay a borrower), and credit, legal, counterparty, and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities.

LEVERAGING TRANSACTIONS

The Funds may engage in transactions involving “leverage” because they receive cash, which they can invest in portfolio securities, and have a future obligation to make a payment. The use of these transactions by the Funds will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions, which are in excess of the expenses associated with these transactions, can be expected to cause the value of the Funds’ shares and distributions on the Funds’ shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Funds’ shares is likely to decrease more quickly than otherwise would be the case, and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage, and increase the risk of owning or investing in the shares of the Funds. These transactions also increase the Fund’s expenses due to interest and similar payments, as well as administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of these transactions by the Funds would diminish the investment performance of the Funds compared with what it would have been without using these transactions.

SHORT SALES

A fund may engage in short sales and short sales “against the box.” In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities. At all times during the transaction, the fund either owns or has the right to acquire the same securities at no additional cost. If the price of the security has declined at the time a fund is required to deliver the security, the fund will benefit from the price difference. If the price of a security has increased, the Funds will be required to pay the difference.

In addition, a fund may sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the Funds sold the security. Until the security is replaced, the Funds are required to pay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds from the short sale are typically retained by the broker to meet margin requirements until the short position is closed. Please see the “Government Regulation of Derivatives” section for additional information.

A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and theoretically, the fund’s loss could be unlimited. A fund will generally realize a gain if the security’s price declines between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest. the Funds may be required to pay in connection with a short sale. Short selling may amplify changes in a fund’s NAV. Short selling may also result in higher-than-normal portfolio turnover, which can lead to increased transaction costs for a fund.

SHORT-TERM TRADING

Short-term trading refers to the purchase and subsequent sale of a security after it has been held for a relatively brief period. If and to the extent consistent with and permitted by its investment objective and policies, a fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities to realize capital gains or improve income. Short-term trading may have the effect of increasing the portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage transaction expenses and may make it more difficult for a fund to qualify as a RIC for federal income tax purposes (for additional information about qualification as a RIC under the Code, see “Additional Information Concerning Taxes” in this SAI). See specific fund details in the “Portfolio Turnover” section of this SAI.

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ILLIQUID AND RESTRICTED SECURITIES

The Funds may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that the Funds reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities. Repurchase agreements maturing in more than seven days and restricted securities may be illiquid; other types of investments may also be illiquid from time to time. If the Fund determines at any time that it owns illiquid securities in excess of 15% of its net asset value, it will not purchase additional illiquid securities until its existing holdings in illiquid securities represent less than 15% of its net asset value. If the Funds exceed this 15% threshold, it will report the occurrence in compliance with Rule 30b1-10 under the 1940 Act and, depending on the circumstances, may take additional steps to reduce its holdings of illiquid securities. In compliance with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in the Funds’ investments. Moreover, compliance with Rule 22e-4 may affect the Funds’ performance and its ability to achieve its investment objective.

Illiquid securities are priced at a fair value determined in good faith by the board of trustees of the Funds or its valuation designee. The Funds may be unable to realize a favorable price upon sale of the securities, or in some cases may not be able to sell the securities.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of the Funds or its valuation designee.

Notwithstanding the above, the Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Generally, the Adviser, under the supervision of the board of directors or trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ restriction of investing no more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds’ assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

MARKET AND REGULATORY RISK

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value, and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen, or widespread events or conditions, pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may, in some instances, contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

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ARTIFICIAL INTELLIGENCE RISK

The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Funds’ investments, or the services provided to the Funds by its service providers (including, without limitation, the Funds’ investment adviser, fund accountant, custodian, or transfer agent). For example, issuers in which the Funds invests and/or service providers to the Funds may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing their use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through the use of AI Technologies could be insufficient, incomplete, inaccurate, or biased, leading to adverse effects for the Funds, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud, and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

To the extent that the Funds invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such a company’s operating results. Companies that are extensively involved in AI Technologies may also rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Actual usage of AI Technologies by the Funds’ service providers and issuers in which the Funds invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Funds.

CYBERSECURITY RISK

With the increased use of technologies such as the Internet to conduct business, the Funds, like all companies, may be susceptible to operational, information security, and related risks. Cybersecurity incidents involving The Funds or its service providers (including, without limitation, the Funds’ investment adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks, or devices that are used to service the Funds’ operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data, or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invests, counterparties with which the Funds engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions, and other parties. In addition, substantial costs may be incurred to prevent any cybersecurity incidents in the future. Although the Funds’ service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Funds and their shareholders could be negatively impacted as a result.

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The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.

NATURAL DISASTER/EPIDEMIC RISK

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Additionally, if a sector or sectors in which the Underlying Index is concentrated are negatively impacted to a greater extent by such events, the Funds may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

The spread of the human coronavirus disease beginning in 2019 (“COVID-19”) is an example. In the first quarter of 2020, the World Health Organization (the “WHO”) recognized COVID-19 as a global pandemic, and both the WHO and the United States declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints, and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID-19 or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby could negatively affect the Funds’ performance.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year. Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Funds.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Funds’ investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. Each Fund’s complete portfolio holdings are publicly disseminated daily through financial reporting and news services, including publicly accessible websites, as long as the Funds are open for business. The complete portfolio holdings are also included on the Funds’ website, www.blockbridgeinvestments.com. Additionally, a basket composition file, which includes the security names and share quantities to be delivered in exchange for Fund shares, along with estimates and actual cash components, is publicly disseminated daily before the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Adviser, and the Distributor will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Funds or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

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Website Disclosures

The following information about the Funds is available on their website, www.blockbridgeinvestments.com, which is publicly available and free of charge:

●	Complete portfolio holdings, including for each security, the ticker symbol, CUSIP, description, and the quantity and weight of each security in each Fund;

●	The current NAV per share, market price, and premium/discount, for each Fund, each as of the end of the prior business day;

●	A table showing the number of days that each Fund’s shares traded at a premium or discount during the most recently completed fiscal year and quarter (or for the life of the Funds for new funds);

●	A chart showing each Fund’s premiums or discounts for the most recently completed calendar year and calendar quarter (or for the life of the Funds for any new ETFs);

●	The median bid/ask spread for each Fund on a rolling 30-day basis; and

●	If the premium or discount is greater than 2% for more than seven consecutive trading days, a statement that the premium/discount was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to this premium/discount.

MANAGEMENT

Board of Trustees Responsibilities. The management and affairs of the Trust are supervised by the Board of Trustees (the “Board” or “Trustees”) under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the Funds. The Board approves all significant agreements between the Funds and the persons or companies that furnish services to the Funds, including agreements with their distributors, Advisers, administrators, custodians, and transfer agents. The day-to-day operation of the Funds is delegated to the Funds’ Adviser.

Trustees and Officers. The following are the Trustees and Officers of the Trust, along with their year of birth, address, current position with the Trust or the Funds, and their principal occupation over the past five years. As described above under “Description of the Trust,” each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire, and (2) any Officer may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees before such removal. In case a vacancy or an anticipated vacancy on the Board shall, for any reason, exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Non-Interested Trustee
Nicholas Carmi, 1966	Trustee	Since 2026	Deputy Head of Digital Asset Custody, Bank of New York (2026-present); Head of the Exchange, Figure Markets, Inc. (2024-2026); Chief Operating Officer, Lionsoul Global Inc. (2023-2024); Vice President, Institutional Markets, Circle Internet Financial LLC (2022-2024); Head of Financial Markets, BitGo Holdings (2019-2022)	6	Trailmark Series Trust (2021-present)

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Name and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brad Zapp, 1977	Trustee	Since 2026	President and Portfolio Manager, Connetic RIA LLC (2025-present); Senior Vice President and Portfolio Manager (2023-2025); Chief Financial Officer, Connetic Ventures Holdings Inc./Wendal Inc. (2015-2023); Executive Vice President, Wendal Inc. (2023-present); Chief Executive Officer, Connetic Ventures Holdings Inc./Connetic Ventures LLC/Wendal Inc. (2015-2022)	6	Connetic Venture Capital Access Fund (2025-present)
Interested Trustee
Drew Bergstrom, 1996	Trustee and President	Since 2026	Portfolio Manager and Partner, BlockBridge Investments, LLC (2025-present); Financial Adviser and Junior Partner (2025-present), Financial Adviser (2022-2025), Financial Planning Specialist (2021-2022), Focus Financial Network, Inc.	6	None
Officers
[ ]	[ ]	[__]	[__]	[ ]	[ ]

*	Mr. Drew Bergstrom may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control of the Adviser, and service as an officer of the Adviser.

**	The “Fund Complex” includes all series of the Trust.

All communications to the Trustees and Officers of the Funds may be directed c/o Bergstrom Financial Group Trust, 1300 Godward Street NE, Suite 5500, Minneapolis, MN 55413.

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The Board believes that the significance of each Trustee’s experience, qualifications, attributes, or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes, and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform their duties effectively is evidenced by their experience or achievements in the following areas, in no particular order of importance: management or board experience in the investment management industry or at companies or organizations in other fields, entrepreneurial experience, educational background and professional training, and experience as a Trustee of the Trust. Information discussing the specific experience, skills, attributes, and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

Nicholas Carmi. Mr. Carmi brings over 30 years of experience in financial services in prime brokerage services. He has worked extensively in cryptocurrency, providing an additional perspective and understanding to fund investment strategies. He earned his BS and MS in Applied Mathematics and Statistics from Stoney Brook University.

Brad Zapp. Mr. Zapp has 25 years of experience in financial services, including investment advisory services and venture capital. He co-founded Connetic Ventures Holdings Inc. in 2015. Mr. Zapp began his career at Fidelity Investments as a trader and, in 2004, co-founded his first company, a federally registered investment advisor, which he grew to $500 million in AUM prior to exiting in 2014. Mr. Zapp has held various licenses and credentials over the years and is currently a Certified Financial Planner®.

Drew Bergstrom. Drew Bergstrom is a CFP® professional and a current CFA Level I candidate for The Bergstrom Group. He specializes in investment and estate planning for high-net-worth clients. Prior to joining The Bergstrom Group, Drew obtained a degree in mechanical engineering with a focus on electromechanical assemblies in 2018 and worked in industries stemming from pipeline equipment to off-road vehicle manufacturing.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes, and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Board Composition and Leadership Structure

The Board currently consists of three individuals, one of whom is an Interested Trustee. The Board has appointed Drew Bergstrom, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Mr. Bergstrom is also the President of the Trust and the Adviser. The Board does not have a lead Independent Trustee. The Independent Trustees, acting collectively, seek to serve as a check and balance on the activities of the Interested Trustee.

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the funds on a daily basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, and the Trust’s organizational documents. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships, and other risks that the Funds may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Funds’ operations are important, considering the size and complexity of the Funds and the risks that the Funds face. The Board and its committees review their structure regularly to help ensure that it remains appropriate as the business and operations of the Funds and the environment in which the Funds operate change.

Board’s Role in Risk Oversight of The Funds

The Board oversees risk management for the Funds directly and, as to certain matters, through its committees. The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’s senior officers (including Mr. Bergstrom and the Trust’s Chief Compliance Officer), the Funds’ independent auditors, legal counsel, and personnel from the Funds’ other service providers. The Board has adopted, on behalf of The Funds, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Funds’ activities. In addition, the Adviser and the Funds’ other service providers have also adopted policies, processes, and procedures designed to identify, assess, and manage certain risks associated with the Funds’ activities, and the Board receives reports from service providers with respect to the operation of these policies, processes, and procedures as required and/or as the Board deems appropriate. The Board does not believe that a separate Risk Oversight Committee is necessary for effective risk oversight at this time, but it intends to continuously evaluate how it assesses risk and will consider again in the future whether any changes to its current structure are prudent.

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Committees

The Board has established an Audit Committee and a Governance Committee.

The Audit Committee consists of the Independent Trustees. The members of the Audit Committee are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”). The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices, and internal controls of the Trust.

The Audit Committee is currently chaired by [__]. The Audit Committee: (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. As of the date of this SAI, the Funds have not commenced operations and therefore have not had any committee meetings.

The Trust also has a Nominating and Governance Committee that is comprised of the Independent Trustees. The Nominating and Governance Committee: (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Governance Committee does not consider nominees recommended by shareholders. As of the date of this SAI, the Funds have not commenced operations and therefore have not had any committee meetings.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board on December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Nicholas Carmi	None	None
Brad Zapp	None	None
Interested Trustee:
Drew Bergstrom	None	None

None of the Independent Trustees owns securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Trustee Compensation*

Independent Trustees of the Trust receive from the Trust an annual retainer of [__]. Trustees who are affiliated with the Adviser do not receive compensation from the Trust. All Trustees (Both Interested and Independent) are reimbursed for all out-of-pocket expenses (e.g., travel and lodging) related to attendance at such meetings. The Trust has not adopted any pension or retirement plans for its Officers or Trustees. Therefore, there are no currently estimated annual benefits upon retirement.

The following table provides the total fees estimated to be paid to Trustees by the Funds during the initial fiscal year.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees:
Nicholas Carmi	$[__]	$[__]
Brad Zapp	$[__]	$[__]
Interested Trustees:
Drew Bergstrom	$0	$0

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None of the Officers receives compensation from the Trust for their services.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the Funds’ outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Funds or acknowledges the existence of control.

As of the date of this SAI, the Funds have not commenced operations and therefore have no outstanding shares.

CODE OF ETHICS

The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions, and required to report certain transactions on a regular basis.

PORTFOLIO MANAGEMENT INFORMATION

Drew Bergstrom is responsible for the day-to-day management of the Funds. The Prospectus contains information about Mr. Bergstrom and his management of the Funds. The sections below contain certain additional information about his compensation, his management of other accounts, and potential conflicts of interest.

Management of Other Accounts. As of [     , 2026], Mr. Bergstrom was primarily responsible for the day-to-day management of other accounts, as set forth in the table below.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which the Advisory Fee is based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles (“PIVs”)	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Compensation Structure

Mr. Bergstrom is entitled to receive a base salary from the Adviser for his services in the various positions he holds with the Adviser, including his position as portfolio manager and President. In addition, Mr. Bergstrom, as the principal shareholder of the Adviser, is entitled to receive a share of net profits earned by the Adviser. Mr. Bergstrom does not receive any other form of compensation or benefits for his services to the Adviser.

Potential Conflicts of Interest. Since the Funds and other accounts that Mr. Bergstrom and the Adviser may manage in the future could have similar investment strategies, there is a potential risk that Mr. Bergstrom could favor one or more of the other accounts over the Funds. However, the Adviser has established policies and procedures governing brokerage practices and the allocation of trades, which are designed to ensure that the purchase and sale of securities among various accounts managed by the Adviser are fairly and equitably allocated. The Adviser is not aware of any cases where the investment strategies employed for the other accounts managed by Mr. Bergstrom and the Adviser would cause him to take positions contrary to the Funds’ market positions or otherwise contrary to their interests.

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Portfolio Manager Ownership of Securities

The following table shows the dollar range of securities beneficially owned by the portfolio manager of the Funds as of [ , 2026].

Portfolio Manager	Dollar Range of Equity Securities in the Funds Beneficially Owned
Drew Bergstrom	None

THE INDEX PROVIDER

The BlockBridge 500™ Index (the “BB 500 Index” or the “Index”) underlying the BlockBridge Market Cap Weighted Strategy ETF (the “Market Cap Fund”) and the BlockBridge Bitcoin and Large Cap 50/50 Strategy ETF (the “Large Cap Fund”) is maintained, calculated, and administered by BB Index Solutions LLC (the “Index Provider”). The Index Provider is under common control with BlockBridge Investments, LLC, the Trust’s investment adviser, by virtue of Mr. Bergstrom’s ownership and control of both entities. As a result, the Index Provider is an “affiliated person” (or an affiliated person of an affiliated person) of the Trust, the Funds, and the Adviser within the meaning of Section 2(a)(3) of the 1940 Act.

Conflicts of Interest. The affiliated relationship between the Adviser and the Index Provider creates potential conflicts of interest that investors should understand. Because the Adviser serves as investment adviser to the Funds and an affiliate of the Adviser serves as the Index Provider, the Adviser has an economic incentive to influence, and the Index Provider has the ability to influence, Index construction and reconstitution decisions in ways that could benefit the Adviser or other affiliated persons, potentially at the expense of Fund shareholders. For example, Index methodology decisions, including the criteria used to include or exclude securities, the weighting of constituents, and the timing and frequency of reconstitutions, could, if influenced by the affiliated relationship, affect the composition of the Funds’ portfolios in ways that generate higher advisory fees, increase trading costs for the Fund, or otherwise benefit affiliated parties. Similarly, because Mr. Bergstrom serves as the Portfolio Manager of the Funds and as a control person of the Index Provider, he has visibility into anticipated Index changes in advance of their public announcement, which could present opportunities for the misuse of material non-public information regarding Index reconstitutions. The Funds’ risk disclosure in the Prospectus addresses certain of these risks, including the conflicts arising from the affiliated Index Provider relationship, from an investor perspective.

Conflict Mitigation. The Trust and the Adviser have adopted policies and procedures reasonably designed to identify and manage these conflicts of interest. These measures include: (i) the Adviser’s Code of Ethics, which prohibits affiliated persons of the Adviser from trading on material non-public information regarding pending Index changes; (ii) the Portfolio Manager’s obligation to disclose to the Board any actual or potential conflicts of interest arising from the Index Provider relationship; (iii) oversight by the Board’s Independent Trustees, who are not affiliated with the Adviser or the Index Provider; and (iv) disclosure of the affiliated relationship in the Registration Statement and in the Funds’ ongoing reports filed with the SEC. Notwithstanding these measures, there can be no assurance that conflicts of interest will be identified or managed in every instance, or that the policies and procedures described above will be effective in all circumstances.

Index Provider Responsibilities. The Index Provider is responsible for the ongoing maintenance, compilation, calculation, and administration of the Index, including determining the composition and weighting of Index constituents at each quarterly reconstitution and any interim rebalancing. The Adviser does not have the authority to override Index Provider decisions regarding Index composition, constituent inclusion or exclusion, or reconstitution timing, except to the extent consistent with the Funds’ investment objectives and the Adviser’s obligation to manage the Funds in the best interests of shareholders. The Index Provider does not guarantee the accuracy or completeness of the Index or its related data, and neither the Index Provider nor the Adviser provides any warranty with respect to the Index or Index-related data.

Fees. The Index Provider does not receive a separate licensing fee from the Funds for the use of the Index. Any compensation arrangements between the Adviser and the Index Provider, including any cost-sharing or overhead allocation between the two affiliated entities, are subject to the oversight of the Board, including its Independent Trustees. The Adviser’s advisory fee is not increased as a result of its affiliation with the Index Provider.

Index Methodology. A description of the Index methodology, including the criteria for Index constituent selection, weighting, and reconstitution, is set forth in the Prospectus and in the Additional Information About Each Fund’s Investment Objective and Strategies section of the Prospectus. The Index Provider makes the Index methodology publicly available on its website at [___]. Any material changes to the Index methodology will be disclosed in the Funds’ Registration Statement filings, and shareholders will be given at least 60 days’ advance written notice of any change to a Fund’s 80% investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, as required by that rule.

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PROXY VOTING POLICIES

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and Adviser are attached as Appendix B and Appendix C, respectively. These policies provide a general indication as to how the Adviser will vote proxies relating to portfolio securities. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For this reason, there may be instances in which votes differ from the guidelines presented. Notwithstanding the foregoing, the Adviser will always endeavor to vote proxies relating to portfolio securities in accordance with each Fund’s investment objective. The policies also describe the courses of action available to the Adviser when it determines that a material conflict of interest exists, including, for example, seeking instruction from the Board.

Information regarding how the Adviser voted proxies is available during the most recent 12-month period ended June 30 without charge (1) by calling the Funds at [__]; (2) by emailing [__]; and (3) on the SEC’s website at www.sec.gov.

DISTRIBUTION OF FUND SHARES

The Trust, on behalf of the Funds and [__] (the “Distributor”), is a party to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds’ shares and distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 25,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Creation and Redemption of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

ADMINISTRATOR

Pursuant to the Administration Agreement, as compensation for its services, [   ] (the “Administrator”), located at [   ], receives from the Adviser a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets. The Administrator is also entitled to be reimbursed for certain out-of-pocket expenses. In addition to its role as administrator, the Administrator also acts as fund accountant (“Fund Accountant”).

To generate additional income, each Fund may lend up to 33 ¹⁄3% of its total assets pursuant to agreements that require the loan to be continuously secured by cash. As of the date of this SAI, the Funds have not entered into a securities lending agreement with a securities lending agent.

CUSTODIAN AND TRANSFER AGENT

Pursuant to the Custody Agreement, [   ] (the “Custodian”), located at [   ], serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds. [   ] also serves as the Funds’ Transfer Agent.

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COMPLIANCE OFFICER

[__] provides Chief Compliance Officer services to the Funds under a Compliance Services Agreement. Under the Compliance Services Agreement, [__] also provides services in monitoring and testing the policies and procedures of the Funds in conjunction with the requirements of Rule 38a-1 under the 1940 Act. [__] receives compensation for these services under the Compliance Services Agreement

LEGAL COUNSEL

FinTech Law, LLC, located at 6224 Turpin Hills Drive, Cincinnati, Ohio 45244, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 45115 serves as the Independent Registered Public Accounting Firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co. Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

EXPENSES

The Funds bear the costs of their operations not assumed by the Adviser. The costs borne by the Funds include costs of borrowing (such as interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Funds’ securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement to always seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These services may be more beneficial to the Funds or certain accounts of the Adviser than to others. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser does not currently use the Funds’ assets for, or participate in, any third-party soft dollar arrangements, although it may receive proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research.

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The Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by an exemptive order or applicable rule or regulation.

Regular Broker-Dealers

Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Funds are new and have no securities of “regular broker-dealers” to report.

DESCRIPTION OF SHARES

The Trust is an open-end, management investment company organized as a Delaware statutory trust. The Trust is comprised of six series, all of which are covered by this SAI. Each Fund is a separate series of shares of beneficial interest.

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of the Trust may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties, and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of that Fund available for distribution to such shareholders.

The shareholders of a Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of that Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust of the Trust.

Each share of a series represents an equal proportionate interest in the assets in that series, with each other share of that series. The shares of each series participate equally in the earnings, dividends, and assets of the particular series. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of the Trust may, without shareholder approval (unless otherwise required by applicable law): (i) cause the Trust to merge or consolidate with or into one or more corporations (or series thereof) to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise permitted under the 1940 Act; (ii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iii) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

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The Trustees may, without shareholder vote, generally restate, amend, or otherwise supplement the Trust’s governing instruments, including the Certificate of Trust and the Declaration of Trust, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or dissolve or terminate any series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of the Funds are entitled to receive the assets available for distribution belonging to the Funds, and a proportionate distribution, based upon the relative asset values of the Funds, of any general assets not belonging to such Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of a Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund in the matter are identical, or that the matter does not affect any interest of such Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Buying and Selling Shares

In the Secondary Market

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round-trip (purchase and sale) transaction. The spread varies over time for Shares of each Fund based on the fund’s trading volume and market liquidity, and is generally lower when the fund has high trading volume and market liquidity.

Shares of the Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the Shares.

Directly with the Funds

Each Fund’s Shares are issued or redeemed by the Fund at NAV only in Creation Units. Investors, such as market makers, large investors, and institutions, who wish to deal directly in Creation Units with a Fund must have entered into an authorized participant agreement with the Distributor or purchased through a dealer that has entered into such an agreement. For additional information regarding the creation and redemption of creation units, see the section below entitled “Creation and Redemption of Creation Units.”

Creation and Redemption of Creation Units

General

The Trust issues and sells Shares of the Funds only in Creation Units continuously through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

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A “Business Day” with respect to the Funds is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Juneteenth National Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving the solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances about the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Portfolio Deposit

The consideration for a purchase of Creation Units generally consists of the in-kind deposit of a portfolio of securities and other investments (the “Deposit Instruments”) included in the Funds and an amount of cash computed as described below (the “Cash Amount”). The Cash Amount, together with the deposit instruments as applicable, is referred to as the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.

In the event a Fund requires Deposit Instruments in consideration for purchasing a Creation Unit, the portfolio of securities required may be different than the portfolio of securities that the Fund will deliver upon redemption of Fund Shares.

In the event a Fund requires Deposit Instruments and a Cash Amount in consideration for purchasing a Creation Unit, the function of the Cash Amount is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Amount would be an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the aggregate market value of the Deposit Instruments. If the Cash Amount is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Amount. If the Cash Amount is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Amount. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, which shall be the sole responsibility of the Authorized Participant.

The Adviser, through the NSCC, makes available on each Business Day, immediately before the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), the list of the names and the required number of shares of each Deposit Instrument to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day), as well as information regarding the Cash Amount for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Units of a Fund until the next-announced Portfolio Deposit composition is made available.

In addition, the Trust reserves the right to accept a basket of securities or cash that differs from Deposit Instruments or to permit the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Amount to replace any Deposit Instrument.

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Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor to create Creation Units of a Fund, an entity or person either must be (1) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC; or (2) a DTC Participant (see “Book Entry Only System”); which, in either case, must have executed an agreement with the Distributor (as it may be amended from time to time in accordance with its terms) (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” All Creation Units of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units, whether through the NSCC Clearing Process or outside the NSCC Clearing Process through DTC or otherwise, must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m. Eastern Time or, for Custom Orders (discussed below), such earlier time outlined in the Participant Agreement or the Authorized Participant Procedures Handbook), in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of the Funds as determined on such date. A “Custom Order” may be placed by an Authorized Participant if the Trust accepts (or delivers, in the case of a redemption) a basket or securities or cash that differs from the published Deposit Instruments or Redemption Instruments (discussed below). The Business Day on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.” Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures outlined in the Participant Agreement or Authorized Participant Procedures Handbook. Severe economic or market disruptions, changes, or telephone or other communication failures may impede the ability to reach the Distributor, a Participating Party, or a DTC Participant. Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Portfolio Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Portfolio Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Portfolio Deposit at any time. It will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received and deposited into the Trust.

Orders to create Creation Units of a Fund shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Funds may have to be placed by the investor’s broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Funds through the NSCC Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor before the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the NSCC Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the NSCC Clearing Process. Those persons placing orders outside the NSCC Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Cash Amount.

The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants through the Participant Agreement. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor in connection with creation and redemption transactions.

Placement of Creation Orders Using the NSCC Clearing Process

Portfolio Deposits created through the NSCC Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.

The Participant Agreement authorizes Custodian to transmit to the NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to the NSCC, the Participating Party agrees to transfer the requisite Deposit Instruments (or contracts to purchase such Deposit Instruments that are expected to be delivered in a “regular way” manner by the second (2nd) Business Day (“T+2” basis)) and the Cash Amount to the Trust, together with such additional information as may be required by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. An order to create Creation Units of a Fund through the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures outlined in the Participant Agreement are properly followed.

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Placement of Creation Orders Outside NSCC Clearing Process

Portfolio Deposits created outside the NSCC Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of a Fund to be effected outside the NSCC Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the NSCC Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Portfolio Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m. Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Amount must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Funds outside the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Instruments and the Cash Amount in a timely fashion on the next Business Day immediately following the Transmittal Date, such order may be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Portfolio Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

Additional transaction fees may be imposed with respect to transactions effected outside the NSCC Clearing Process (through a DTC Participant) and in circumstances in which any cash can be used in lieu of Deposit Instruments to create Creation Units. (See “Creation Transaction Fee” section below.)

Acceptance of Creation Orders

The Trust and the Distributor reserve the right to reject or revoke acceptance of a creation order transmitted to it in respect of a Fund, for example, if (a) the order is not in proper form; (b) the purchaser or group of related purchasers, upon obtaining the Creation Units of Shares, would own 80% or more of the outstanding Shares of such Fund; (c) the acceptance of the Portfolio Deposit would, in the opinion of the Funds, be unlawful, as in the case of a purchaser who was banned from trading in securities; or (f) there exist circumstances outside the control of the Funds that make it impossible to process purchases of Creation Units of Shares for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outage resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Funds, the Adviser, the Transfer Agent, the Custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent will notify a prospective creator of its rejection of the order of such person. The Trust, the Custodian, any subcustodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants, nor shall either of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Cash Amount, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Instruments (the “Additional Cash Deposit”) with a Fund pending delivery of any missing Deposit Instruments.

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If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Instruments, such Authorized Participant must deposit with the Custodian the appropriate amount of federal funds by 10:00 a.m. New York, (or such other time as specified by the Trust) on the date of requested settlement. If the Custodian does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Custodian, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% as required, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Instruments. To the extent that missing Deposit Securities are not received by the specified time on the settlement date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Instruments. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the transmittal date, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases.

Creation Transaction Fee

A fixed creation transaction fee is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. The amount of the fixed creation transaction fee is $500.00. In addition, a variable charge for cash creations or for creations outside the NSCC Clearing Process, currently of up to four times the fixed creation transaction fee, will be imposed. The variable fee is subject to a maximum fee limit of 200 basis points.

In the case of cash creations or where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Instruments, the creator may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. (See “Portfolio Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Amount to protect existing shareholders. Amounts in excess of any caps will be borne by a Fund. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day, and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Adviser, through the NSCC, makes available on each Business Day prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), the identity of a Fund’s securities and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. The securities a Fund delivers upon redemption (“Redemption Instruments”) may not be identical to Deposit Instruments that are applicable to creations of Creation Units. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Funds in connection with higher levels of redemption activity and/or short interest in the Funds. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust. Unless cash redemptions are permitted or required for a Fund, the redemption proceeds for a Creation Unit generally consist of Redemption Instruments as announced on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments, less the redemption transaction fee and variable fees described below. Should the Redemption Instruments have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption transaction fee will be required to be arranged for by or on behalf of the redeeming shareholder.

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The Distributor, in coordination with the index receipt agent, has established guidelines regarding Authorized.

Participants’ transactions in Creation Units that are made available to all Authorized Participants through the Participant Agreement and the index receipt agent’s Authorized Representatives Documentation Package. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and the index receipt agent in connection with creation and redemption transactions.

The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days when:

(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has, by order, permitted such suspension; or

(d)	the SEC has declared a market emergency.

Redemption Transaction Fee

The fixed redemption transaction fee is $500.00, the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional variable fee of up to four times the fixed redemption transaction fee will be charged with respect to cash redemptions or redemptions outside of the NSCC Clearing Process.

An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may also be imposed to compensate each applicable Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Amount to protect existing shareholders. In no event will transaction fees charged by a Fund in connection with a redemption exceed 2% of the amount being redeemed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent a Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by The Fund’s remaining shareholders and negatively affect The Fund’s performance.

Placement of Redemption Orders Using the NSCC Clearing Process

Orders to redeem Creation Units of the Funds through the NSCC Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern Time on such Transmittal Date (or, for Custom Orders, such earlier time set forth in the Participant Agreement or the Authorized Participant Procedures Handbook); and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Funds as next determined. An order to redeem Creation Units of the Funds using the NSCC Clearing Process made in proper form but received by the Funds after 4:00 p.m. Eastern Time (or, for certain Custom Orders, such earlier time set forth in the Participant Agreement or the Authorized Participant Procedures Handbook), will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Redemption Instruments (or contracts to purchase such Redemption Instruments which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received. The Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

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Placement of Redemption Orders Outside NSCC Clearing Process

Orders to redeem Creation Units of a Fund outside the NSCC Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the NSCC Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Funds will instead be effected through transfer of Creation Units of the Funds directly through DTC. An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern Time on such Transmittal Date (or, for certain Custom Orders, such earlier time disclosed in the Participant Agreement or the Authorized Participant Procedures Handbook); (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. Eastern Time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Distributor has deemed an order for redemption outside the NSCC Clearing Process received, the Custodian will initiate procedures to transfer the requisite Redemption Instruments (or contracts to purchase such Redemption Instruments) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Custodian. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. An additional variable redemption transaction fee, up to four times the basic transaction fee, applies to redemptions outside the NSCC Clearing Process.

To the extent contemplated by the Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds’ Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) of at least 105%, which the Trust may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit the Trust, on behalf of the Funds, to purchase the missing shares or acquire the Deposit Instruments and the Cash Amount underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Instruments, or Cash Amount and the value of the collateral.

Beneficial Ownership

The Depository Trust Company (“DTC”) acts as securities depository for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund is equal to the value of all the assets, minus the liabilities, divided by the number of outstanding shares. Except as described in the Funds’ prospectus, the NAV of each Fund is calculated each business day as of the close of the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. Eastern Time. On occasion, the NYSE will close before 4:00 p.m. Eastern Time. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m. Eastern Time if the particular disruption or closure directly affects only the NYSE. The following is a discussion of the procedures used by the Funds in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before each Fund’s NAV is calculated, may be valued at fair value estimates under guidelines established by the Trust and the Adviser.

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Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by such Fund’s Index. This may result in a difference between a Fund’s performance and the performance of that Fund’s Index.

Equity securities listed on a North American, Central American, South American, or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party, affiliated pricing services, or broker/dealers. Generally, short-term securities that mature in 60 days or less are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. Eastern Time.

Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end mutual funds are valued at their respective NAVs.

Fixed income securities are valued using market quotations supplied by approved independent third-party pricing services, affiliated pricing services, or broker/dealers. In determining security prices, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to, proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral, and estimated cash flows.

Certain fixed income securities and swaps may be valued using market quotations or valuations provided by pricing services affiliated with the Adviser. Valuations received by a Fund from affiliated pricing services are the same as those provided to other affiliated and unaffiliated entities by these affiliated pricing services.

DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. There may be other tax considerations applicable to particular shareholders. This section is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in the Funds may have on their own tax situations and the possible application of foreign, state, and local law.

A shareholder’s U.S. federal income tax consequences from acquiring, holding, and disposing of shares in the Funds may vary depending upon the shareholder’s particular situation.

This discussion only applies to shareholders who are U.S. persons, except where otherwise specifically indicated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

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For a discussion of the tax treatment of the ownership and disposition of Fund shares by foreign (i.e., non-U.S.) persons, see the discussion under “Foreign Shareholders,” below.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax, and (ix) insurance companies.

If a pass-through entity (including, for this purpose, any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner in the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of the Funds should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership, and disposition of shares.

Each Fund generally will be treated as a separate entity for federal income tax purposes. Net long-term and short-term capital gain, net income, and operating expenses, therefore, will be determined for each Fund.

Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of a Fund’s shares as an investment through such plans.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs,” defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Funds’ taxable year, (i) at least 50% of the market value of the Funds’ total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Funds’ total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Funds’ total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that The Funds controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of the Funds’ investments in loan participations, the Funds shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid — generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such taxable year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a “QPTP”) (defined as a partnership where (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Funds’ assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

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Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures, and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”), or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of the Funds’ investments in “PFICs” and “regular” partnerships are discussed in greater detail below.

If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and for treatment as qualified dividend income in the case of individual shareholders. In addition, a Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income, which is retained by a Fund, will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Funds may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Funds on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Funds may be carried forward indefinitely until they can be used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. A Fund cannot carry back or carry forward any net operating losses.

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A Fund may be limited under Code Section 382 in its ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Funds. The term “net unrealized built-in losses” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Funds increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of Fund shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Funds may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Funds’ equity immediately before the ownership change and a certain interest rate published monthly by Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a Fund may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31, or if there is no net capital loss, any net long-term capital loss or any net short-term capital loss attributable to the portion of the taxable year after that date) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) for such year and 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, The Funds will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by the Funds to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, all or a portion of an excise tax distribution could constitute a return of capital (see discussion below).

Equalization Accounting

A Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders, but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund if it is a personal holding company for federal income tax purposes.

Personal Holding Company

If a Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income, the Fund may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

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Taxation of Fund Distributions

The Funds anticipate distributing substantially all of its net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in a Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly reported by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain, despite how long a shareholder may have owned shares in the Funds. Distributions of capital gain generally are made after applying any available capital loss carryovers. The maximum individual rate applicable to long-term capital gains is 20%. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the amount of cash that the shareholder would have received if such shareholder had elected to receive the distribution in cash.

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Funds’ current or accumulated “earnings and profits.” If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment. A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum tax rate applicable to long-term capital gain. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Funds (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Funds’ shares). Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid). A dividend will not be treated as qualified dividend income (at either the Funds or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC in the year in which the dividend is paid or in the preceding taxable year. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities or high portfolio turnover rate.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by a Fund during any taxable year is equal to or greater than 95% of its “gross income,” then 100% of the Fund’s dividends (other than dividends that are properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

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If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for 50% dividends received deduction with respect to the amount of qualifying dividends received by the Funds from domestic corporations and with respect to that portion (if any) of interest paid or accrued on certain high yield discount obligations owned by the Funds are treated as dividends. For a shareholder to receive this deduction, certain holding period requirements apply. In particular, a Fund’s corporate shareholders must hold their Fund shares (and must not have certain protections against risk of loss) at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares become ex-dividend. Additionally, a Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a regulated investment company, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the Fund’s shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

Surtax on Net Investment Income

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from the Funds) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sale of Exchange-Listed Shares or Redemption of Creation Shares Units

The sale of exchange-listed shares of a Fund, or the redemption of shares constituting Creation Units by an Authorized Participant, may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for the shares and the shareholder’s adjusted tax basis in the shares sold or redeemed. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. The maximum individual rate applicable to long-term capital gains is 20%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Taxation of Certain Fund Investments

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Securities Loans

A Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Funds in place of dividends earned on the security during the period that such security was not directly held by the Funds will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Funds and therefore cannot be passed through to shareholders even if the Funds meets the requirements described in “Foreign Taxes,” below.

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Debt Instruments Issued or Acquired at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time (if ever), usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Funds holding the security receive no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. A Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though a Fund will not receive the principal, including any increase thereto, until maturity. A Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund’s level.

Certain debt securities that may be acquired by a Fund in the secondary market may be treated as having a market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Distressed Debt

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed at the Funds when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

Foreign Currency

Any investment that a Fund may make in foreign currencies, foreign currency-denominated debt securities, and certain options, futures, or forward foreign currency contracts (and similar instruments) will be subject to special tax rules. Generally, transactions in foreign currencies give rise to ordinary income or loss. An election under Section 988(a)(1)(B) may be available to treat foreign currency gain or loss attributable to certain forward, futures, and option contracts as capital, including certain “foreign currency contracts.” A “foreign currency contract” is a contract that (1) requires delivery of, or settlement of, a foreign currency that is a currency in which positions are also traded through regulated futures contracts, (2) is traded in the interbank market, and (3) is entered into at an arm’s-length price determined by reference to the price in the interbank market. If this Section 988(a)(1)(B) election is made, foreign currency contracts are treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss under the Section 1256 mark-to-market rules. All other forward contracts under this 988(a)(1)(B) election would be characterized as capital, and generally, gains or losses would be recognized when the contract is closed and completed. Other rules apply to options, futures, or forward foreign currency contracts that may be part of a straddle or a Section 988 hedging transaction within the meaning of Code Section 988(d).

Partnerships

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, a Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But a Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if a Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. If a Fund receives a liquidating cash distribution from an investment company taxable as a partnership, it will recognize capital gain or loss to the extent of the difference between the proceeds received by the Funds and their adjusted tax basis in shares of such investment company; however, the Funds will recognize ordinary income, rather than capital gain, to the extent that the Funds’ allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

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Some amounts received by a Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Funds does not dispose of the MLP, the Funds likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Funds must take such income into account in determining whether the Funds has satisfied its distribution requirements. A Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Passive Foreign Investment Companies

If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose includes dividends, interest, royalties, and rents, but does not include certain rents and royalties received from active businesses. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions.

If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include in its gross income its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and losses. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by a Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that invests indirectly in PFICs by virtue of the Fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make a QEF election; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such an election. Furthermore, a Fund’s income inclusion with respect to a PFIC with respect to which the Funds has made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining the Funds’ eligibility to be subject to tax as a regulated investment company if either if (A) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investments in Other Controlled Foreign Corporations

A Fund may also invest in other CFCs. A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned by U.S. persons, each of whom owns, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund generally must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Funds. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for a RIC under Code Section 851(b) if either (i) such amounts are distributed to the Funds in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Funds’ business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions are treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions.

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Investment in Other Funds

If a Fund invests in shares of mutual funds, other ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in a Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules and certain other special rules, the amount of net investment income and net capital gain that a Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Funds invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income,” provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by the Funds may cause the Funds to be treated as distribution taxable as a dividend under the Code, to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of a Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

A Fund may elect to pass through to shareholders foreign tax credits from an underlying fund and exempt-interest dividends from an underlying fund, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the taxable year.

Cost Basis Reporting

Each Fund (or its administrative agent) must report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, when redeemed, exchanged, or otherwise sold, and whether the shares had a short-term or long-term holding period. In addition, the Funds are required to report the gross proceeds from the sale of all Fund shares (regardless of when such shares were purchased).

Shareholders may elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election, the Funds will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and or gross proceeds paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who (i) fails to properly furnish the Funds with a correct taxpayer identification number (“TIN”), (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to the Funds that the shareholder is a U.S. person that is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

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Foreign Shareholders

For purposes of this discussion, “foreign shareholders” are shareholders that are foreign persons, including: (i) individuals classified as nonresident aliens for U.S. tax purposes, (ii) foreign trusts (i.e., trusts other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., an estate the income of which is not subject to U.S. tax on its foreign-source income), and (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state). If a pass-through entity (including, for this purpose, any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership, and disposition of shares.

This discussion does not address tax consequences of special concern to Foreign Shareholders subject to special U.S. tax rules, including:

●	former U.S. citizens and residents and expatriated or inverted entities;

●	a non-resident alien individual present in the United States for 183 days or more in a taxable year.

●	a controlled foreign corporation, passive foreign investment company, or foreign government; or

●	a Foreign Shareholder whose income from the Funds is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

U.S. Withholding Requirements on Distributions to Foreign Shareholders Generally

Subject to the exceptions described below, distributions made to foreign shareholders of a Fund will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Such withholding is something referred to as “Chapter 3 Withholding.” If any distribution made by the Funds is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding generally applicable to foreign shareholders will not apply provided that the shareholder provides the Funds with proper document (generally on a Form W-8ECI) certifying its eligibility for such treatment. The distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders. An additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

Short-Term Capital Gain Dividends

If a foreign shareholder of a Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by the Funds to shareholders as paid from its net short-term capital gains in excess of the Funds’ net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Redemptions and Capital Gain Dividends”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

Interest-Related Dividends

If a foreign shareholder of a Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, dividends properly reported by the Fund to shareholders as interest-related dividends and paid from its net “qualified interest income” generally will not be subject to U.S. withholding tax. “Qualified interest income” includes, in general, the sum of a Fund’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another regulated investment company, in each case in excess of expenses allocable to the interest income. However, with respect to clauses (iii) and (iv), a Fund’s interest-related dividends paid to a foreign shareholder are subject to U.S. taxation to the extent attributable to interest received by the Funds on indebtedness issued by (a) the foreign shareholder, (b) any corporation or partnership of which the foreign shareholder is a 10 percent owner, or (c) a person related to the foreign shareholder if the foreign shareholder is a CFC. In addition, dividends do not qualify as interest-related dividends if paid to foreign shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

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Shares Held Through an Intermediary

Where shares of a Fund are held through an intermediary, even if the Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”).

Redemptions and Capital Gain Dividends

In general, a foreign shareholder’s capital gains realized on the redemption or other disposition of shares of a Fund or from capital gain dividends are not subject to federal income or withholding tax, provided that the Funds obtains a properly completed and signed certificate of foreign status (generally on an applicable IRS Form W-8), unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder, (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met, or (iii) the Funds is a “qualified investment entity.” A regulated investment company is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC) or would be a USRPHC but for the application of certain exceptions to the definition thereof. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter).

If a foreign shareholder of a Fund is subject to tax for the reason identified in clause (i) above, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions by a Fund to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or attributable to certain distributions received by the Funds from a lower-tier regulated investment company or real estate investment trust, would be subject to U.S. tax withholding. Additionally, such distributions could require the foreign shareholder to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the foreign shareholder’s current and past ownership of the Funds. In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a “qualified investment entity” will depend upon the nature and mix of the Fund’s assets. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in a Fund.

Certifications Requirements for Obtaining Reduced Treaty Rates of Withholding and Exemptions from Backup Withholding

In general, a foreign shareholder of a Fund that intends to qualify for a lower rate of withholding under an applicable U.S. income tax treaty must provide the Fund with proper documentation (generally on a Form W-8BEN or a Form W-8BEN-E) certifying its eligibility for treaty relief. Foreign shareholders are advised to consult their tax advisors in this regard. Treaty relief is not available for excess inclusions received directly or indirectly from REMIC residual interests or from REIT TMPs that are allocated to Fund shareholders.

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Distributions and redemption proceeds paid or credited to a foreign shareholder of a Fund are generally exempt from backup withholding. However, a foreign shareholder of a Fund may be required to establish that exemption by providing certification of foreign status on an appropriate Form W-8.

FATCA withholding on Distributions to Foreign Entities

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on certain distributions paid by the Funds. FATCA withholding is different from, and in addition to, the rules discussed above for withholding on distributions payable to Foreign Shareholders generally, withholding on certain redemptions and capital gain dividends, and backup withholding. The FATCA withholding tax generally may be avoided on payments to an: (a) FFI, if the FFI reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) NFFE, if the NFEE: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be a Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries. It is in various stages of negotiations with other foreign countries regarding one or more alternative approaches to implementing FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report, and disclose certain of its U.S. accountholders, and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address, and taxpayer identification number of each substantial U.S. owner. The NFFE will report to a Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

FFIs and NFFEs also may fall into certain exempt, excepted, or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding.

Creation Units

As a result of U.S. federal income tax requirements, the Trust on behalf of the Funds, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, such Fund would have a basis in the Deposit Instruments different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

State and Local Tax Matters

Depending on the shareholders’ residence for tax purposes, distributions may also be subject to state and local taxation. Rules governing state and local taxation of qualified dividend income, ordinary income dividends, and capital gain dividends from regulated investment companies may differ significantly from the rules governing U.S. federal income tax in many respects. Shareholders are advised to consult their tax advisors regarding the consequences of these and other state and local tax rules that may affect their investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities that are subject to favorable state and local tax treatment, shareholders of the Funds will be notified as to the extent to which distributions from the Funds are attributable to interest on such securities.

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Tax Shelter Reporting Regulations

If a shareholder realizes a loss on the disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are, in many cases, exempt from this reporting requirement; however, under current guidance, shareholders of a regulated investment company are not exempt. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans and other tax-qualified plans and to investments by tax-exempt entities. Shareholders should consult their tax advisor to determine the suitability of a Fund’s shares as an investment through such plans or by such entities and the precise effect that an investment in a Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local, and, where applicable, foreign taxes. Foreign investors should consult their tax advisers regarding the U.S. federal income tax consequences of owning shares in a Fund, as well as for more information on the certification and filing requirements imposed on foreign investors to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

General Considerations

The discussion of federal income tax set forth above is for general informational purposes only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local, and foreign tax law and any proposed tax law changes.

OTHER INFORMATION

Capitalization

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest, all without par value. The Board may establish additional funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of the Funds’ shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Trust’s shareholders. In addition, the holders of not less than 51% of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

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The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of the Funds’ Annual Report at no charge by calling [__] or through their website at www.blockbridgeinvestments.com.

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Appendix A –

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings. Description of Commercial Paper Ratings

A-1	This is the highest category by Standard & Poor’s Global Ratings (“S&P”) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-1	Capacity for timely payment on issues with this designation is satisfactory, and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1        Issues rated Prime-1 (or supporting institutions) by Moody’s Investors Service, Inc. (“Moody’s) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

–	Leading market positions in well-established industries.

–	High rates of return on funds employed.

–	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

–	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

–	Well-established access to a range of financial markets and assured sources of alternative liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. (“Fitch”). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second-highest commercial paper rating assigned by Fitch, reflecting a satisfactory capacity for timely payment of financial commitments; however, the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample, although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

–	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

–	Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service are given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. The capacity to pay principal and interest is very strong, and in the majority of instances, it differs from AAA issues only to a small degree. Debt rated A has a strong capacity to pay interest and repay principal. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is considered to have an adequate capacity to pay interest and repay principal. Although it typically exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to result in a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt may have some quality and protective characteristics, these are outweighed by significant uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative-grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt that is subordinated to senior debt and assigned an actual or implied BBB- rating. Debt rate B has a greater vulnerability to default, but it presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair the capacity or willingness to pay interest and repay principal. The B rating category is also used for debt that is subordinated to senior debt and assigned an actual or implied BB or BB- rating.

Moody’s

Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” A large or exceptionally stable margin protects interest payments, and the principal is secure.

While the various protective elements are likely to change, any changes that can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because the margins of protection may not be as large as in Aaa securities, or the fluctuations of protective elements may be of greater amplitude, or other elements may be present that make the long-term risks appear somewhat larger than those of Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors providing security for principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Bonds that are rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may prove characteristically unreliable over a prolonged period. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.

Uncertainty of position characterizes bonds in this class. Bonds that are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments, or of the maintenance of other contract terms, over a long period of time may be minimal.

Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations, and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying on support mechanisms, such as letters of credit and bonds of indemnity, are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries that carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located is not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision, and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Fitch judges Bonds rated AAA by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, liable to but slight market fluctuations other than through changes in the money rate. The prime feature of an AAA bond is the consistent payment of earnings several times or many times the interest requirements, with such stability of applicable earnings that safety is beyond reasonable question, regardless of any changes in conditions. Fitch judges Bonds rated AA by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, which is strongly secured but influenced by its lesser financial power and a more local type of market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong. Still, it may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to hurt these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could help the obligor satisfy its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate that the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues.

However, there are significant uncertainties that could affect the ability to service debt obligations adequately. Issues rated B show a higher degree of uncertainty and, therefore, a greater likelihood of default than higher-rated issues. Adverse developments could negatively impact the timely payment of interest and principal.

Appendix B –

BERGSTROM FINANCIAL GROUP TRUST PROXY VOTING POLICY

B-1

Appendix C –

BLOCKBRIDGE INVESTMENTS, LLC

PROXY VOTING POLICIES AND PROCEDURES

C-1

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Agreement and Declaration of Trust (the “Trust Instrument”), to be filed by amendment.
(b)	By-Laws, to be filed by amendment.
(c)	Articles III, V and VI of the Trust Instrument, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)	Investment Advisory Agreement dated [ , 2026] between the Registrant, on behalf of the Bergstrom Financial Group Trust, and BlockBridge Investments, LLC, to be filed by amendment.
(e)	Underwriting Agreement between the Registrant, on behalf of the Bergstrom Financial Group Trust, and [ ], to be filed by amendment.
(f)	Not Applicable.
(g)(1)	Custody Agreement between the Registrant, on behalf of the Bergstrom Financial Group Trust, and [ ], as Custodian, to be filed by amendment.
(h)(1)	Master Services Agreement, dated [ , 2026], between the Registrant, on behalf of the Bergstrom Financial Group Trust, and [ ], to be filed by amendment.
(h)(2)	Expense Limitation Agreement between the Registrant, on behalf of the Bergstrom Financial Group Trust, and BlockBridge Financial, LLC, as Adviser, to be filed by amendment.
(i)	Opinion and Consent of FinTech Law, LLC as to the legality of shares being registered on Form N-1A, to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.
(k)	Not applicable.
(l)	Not applicable.
(m)	Not applicable.
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant, to be filed by amendment.
(p)(2)	Code of Ethics for BlockBridge Investments, LLC, to be filed by amendment.
(p)(3)	Code of Ethics for [Distributor], to be filed by amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other people for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant under the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s Form ADV listed opposite such investment adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
BlockBridge Investments, LLC

ITEM 32.	Principal Underwriter

(a)       The Distributor also acts as the principal underwriter for the following other investment companies:

(b)       The Directors and officers of [     ] are as follows:

Name	Position with Underwriter	Positions with Fund

The address of the Distributor and each of the above-named persons is [              ].

(c)       Not applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books, or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	[ ] (records relating to its function as Administrator, Fund Accountant, and Transfer Agent).

b)	[ ] (records relating to its function as Principal Underwriter).

c)	[ ] (records relating to its function as Custodian).

f)	BlockBridge Investments, LLC, 1300 Godward Street NE, Suite 5500, Minneapolis, MN 55413 (records relating to its function as investment adviser).

ITEM 34.	Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N-1A.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis, and State of Minnesota, on June 4, 2026.

Bergstrom Financial Group Trust

By:	/s/ Drew Bergstrom
Drew Bergstrom, Initial Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.

/s/ Drew Bergstrom	June 4, 2026
Drew Bergstrom, Initial Trustee